UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-01880

The Income Fund of America

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: July 31

Date of reporting period: July 31, 2020

Hong T. Le

The Income Fund of America

6455 Irvine Center Drive

Irvine, California 92620

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

The Income Fund of America® Annual report for the year ended July 31, 2020

Seeking current
income through
a flexible mix of
stocks and bonds

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Capital Group website (capitalgroup.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

The Income Fund of America seeks current income while secondarily striving for capital growth.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2020 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	–6.89%	3.92%	7.83%

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratio is 0.57% for Class A shares as of the prospectus dated October 1, 2020 (unaudited).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield for Class A shares as of August 31, 2020, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 2.56%. The fund’s 12-month distribution rate for Class A shares as of that date was 3.06%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Investing outside the United States may be subject to additional risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

4	The value of a long-term perspective

6	The portfolio at a glance

7	Summary investment portfolio

14	Financial statements

35	Board of trustees and other officers

Fellow investors:

For the fiscal year ended July 31, 2020, The Income Fund of America® produced a 2.59% total return. The fund paid quarterly dividends totaling 74 cents a share, composed of regular quarterly dividends of 16.5 cents and a year-end special dividend of 8 cents. It also paid a capital gain totaling 50 cents a share.

The fund, which invests in a mix of stocks and bonds, trailed the 11.90% gain of the 65%/35% Standard & Poor’s 500 Composite Index/Bloomberg Barclays U.S. Aggregate Index, the fund’s new primary benchmark. The blended index became the fund’s primary benchmark effective July 31, 2020. As you can see in the table below, over its lifetime IFA has slightly outpaced the blended index, which is a broad measure of the U.S. stock and bond markets. Market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

IFA’s primary objective is to provide investors with regular quarterly income. We remain firmly committed to this approach even amid unprecedented challenges for income-seeking investors. With many areas of the economy effectively shut down in early 2020 because of the coronavirus pandemic, dividend cuts and suspensions have jumped to levels not seen since the Great Recession. What’s more, yields for many types of bonds remain near historical lows. While we are disappointed that IFA trailed its benchmark for the recently concluded fiscal year, we are gratified that the fund continued to pay income at a meaningfully higher rate than both the S&P 500 and the Bloomberg Barclays U.S. Aggregate indexes. The fund recorded a 3.32% income distribution rate compared with 1.83% for the S&P 500 and 1.05% for the Bloomberg Barclays U.S. Aggregate Index.

Results at a glance

For periods ended July 31, 2020, with all distributions reinvested:

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime (12/1/73)[1]

The Income Fund of America (Class A shares)	2.59%	5.88%	8.29%	10.62%
65%/35% S&P 500 Index/Bloomberg Barclays U.S. Aggregate Index[2]	11.90	9.27	10.50	10.01
Standard & Poor’s 500 Composite Index	11.96	11.49	13.84	11.05
Bloomberg Barclays U.S. Aggregate Index[3]	10.12	4.47	3.87	7.30

The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

[1]	Date Capital Research and Management Company became the fund’s investment adviser.
[2]	The 65%/35% S&P 500 Index/Bloomberg Barclays U.S. Aggregate Index blends the S&P 500 Index with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 65% and 35%, respectively. Results assume the blend is rebalanced monthly. Effective July 31, 2020, the fund’s primary benchmark became the 65%/35% S&P 500 Index/ Bloomberg Barclays U.S. Aggregate Index.
[3]	Source: Bloomberg Index Services Ltd. From December 1, 1973, through December 31, 1975, the Bloomberg Barclays U.S. Government/Credit Index was used because the Bloomberg Barclays U.S. Aggregate Index did not yet exist.

The Income Fund of America	1

A pandemic-induced slowdown between an encouraging start and finish

Global stock markets moved higher in the early months of the fiscal year, lifted by a de-escalation of the U.S.-China trade war and aggressive measures taken by major central banks to bolster wavering economic growth. Shortly after the start of 2020, however, the decade-long bull market in the U.S. was halted by the coronavirus pandemic. Amid government stay-at-home orders and the adoption of social distancing practices, many areas of the U.S. economy were virtually shuttered. In a single week in March, more than three million U.S. workers applied for jobless benefits, more than four times the previous record set in 1967. From its record high on February 19 to the market low on March 23, 2020, the S&P 500 plummeted nearly 34%.

By late March, stocks began to rebound, as the Federal Reserve slashed interest rates to near zero, provided a $2.3 trillion package of loans and credit facilities to small businesses and municipalities, and outlined plans to purchase corporate bonds. In addition, the federal government passed the largest stimulus bill in U.S. history to help prop up the battered economy. The $2 trillion relief package provided a massive injection of loans, tax breaks and direct payments to large corporations, small businesses and individuals.

Amid the turbulence, a few sectors fared better than the broader market, most notably the information technology and health care sectors. Shares of companies engaged in streaming, networking and food delivery soared as consumers under stay-at-home orders turned to the internet for shopping and entertainment. Select health care companies benefited from increased demand for coronavirus test kits and investor optimism for potential treatments to fight COVID-19, the disease caused by the coronavirus.

Among areas that lost ground, energy stocks suffered the steepest declines, as oil prices plummeted amid evaporating demand and a price war between Russia and Saudi Arabia. The declines were tempered by a rally late in the fiscal year as oil prices jumped on the easing of travel restrictions and OPEC production cuts. Financials also declined sharply as ultra-low interest rates pressured net interest margins for banks. In addition, a number of banks said they would suspend dividend payments to conserve capital.

In general, growth-oriented stocks that pay little to no dividends outpaced the highest yielding areas of the equity market by a wide margin. Bond markets also experienced some volatility during the fiscal year, though most sectors ended the period higher as investors sought the relative stability offered by higher quality bonds. The returns on Treasury and investment-grade corporate bonds generally outpaced those of higher yielding, more risky fixed income investments.

Inside the portfolio

Rather than focus on sectors or industries in building the portfolio, our investment professionals focus on the prospects and merits of individual companies. Portfolio managers and analysts invest in their highest conviction ideas based on fundamental research. This approach was reflected in the diversity of the fund’s 10 largest holdings, which ranged from semiconductor manufacturers and drugmakers to banks and a cell tower operator.

Because of the fund’s commitment to current income and its dividend discipline, fund managers invest largely in the highest yielding companies in the market. This held back total returns in relative terms, as much of the market leadership was among companies that paid little to no dividends.

For example, the fund’s relatively light concentration in the information technology sector proved to be a drag on returns relative to the broader market. That said, a number of the fund’s top technology holdings contributed positively to results. Among these were Microsoft, the fund’s largest investment, and chipmakers Broadcom and Taiwan Semiconductor Manufacturing, which soared as the pandemic accelerated digital activity and highlighted the need for infrastructure and technology upgrades to support that activity.

Consumer-focused holdings were mixed

Similarly, a relatively light concentration of holdings in the consumer discretionary sectors detracted from the fund’s overall result. Stock selection in the sector was mixed. Shares of discount retailer Target rallied after first quarter earnings and revenue beat estimates with results buoyed by surging digital sales. In contrast, Carnival Cruise and General Motors both posted double-digit declines.

The fund received some of its strongest contributions from investments in the real estate sector. Top 10 holdings Digital Realty Trust, which leases data centers, and Crown Castle International, which operates towers and other infrastructure for wireless communications, both posted double-digit gains.

Among the fund’s top 10 holdings, diversified financial services provider JPMorgan Chase declined 16.69% as first quarter results fell short of forecasts

2	The Income Fund of America

and near-zero rates impacted net interest margins. Verizon Communications and U.K. drugmaker AstraZeneca both advanced, but drugmaker Pfizer posted a modest decline.

Bonds play a vital role

While bonds, which made up about 28% of the portfolio at the end of the period, have contributed relatively modest levels of income in recent years, they continue to play an important role in the fund, helping to mitigate equity market volatility. The fund’s fixed income allocation was composed of U.S. Treasuries and other government issues, as well as mortgage backed bonds and high-yield and investment-grade corporate bonds. Bond holdings contributed positively to the fund’s overall results.

Looking ahead

For much of the last five years, those companies paying higher dividends have trailed companies paying little or no dividends by a considerable margin. Market leadership has been largely concentrated among a narrow group of technology and consumer companies with a digital focus. Many of these companies have benefitted from a shift by consumers and businesses to digital commerce, a trend that has been amplified by the coronavirus pandemic. However, we do not expect the narrow market leadership to last forever.

Companies paying relatively high dividends have been out of favor with investors for some time, but a focus on such companies can still reward patient, long-term investors. While many of the tech and digital businesses that have fueled the market today may continue to lead in the near term, we believe at some point the market will begin to recognize the value that dividend-paying companies and stocks offer. We firmly believe that, with our patient approach, deep research effort and conviction in dividend-focused investing, we can withstand bouts of volatility and generate long-term value for our shareholders.

We thank you for your commitment to The Income Fund of America and look forward to reporting to you again in six months.

Cordially,

Hilda L. Applbaum
Co-President

Caroline Randall
Co-President

September 9, 2020

For current information about the fund, visit capitalgroup.com.

The Income Fund of America	3

The value of a long-term perspective

Fund results shown are for Class A shares and reflect deduction of the maximum sales charge of 5.75% on the $10,000 investment.¹ Thus, the net amount invested was $9,425.2 Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit capitalgroup.com.

Average annual total returns based on a $1,000 investment
(for periods ended July 31, 2020)*

	1 year	5 years	10 years
Class A shares	–3.33%	4.64%	7.66%

Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

$1,400,000
$1,200,000
$1,000,000
$800,000
400,000
100,000
20,000
10,000
8,000
Year ended July 31
1974[1]
1975
1976
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991

The results shown are before taxes on fund distributions and sale of fund shares.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	The maximum initial sales charge was 8.5% prior to July 1, 1988.
[3]	For the period December 1, 1973 (when Capital Research and Management Company became the fund’s investment adviser), through July 31, 1974.
[4]	The indexes are unmanaged and include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses. Investors cannot invest directly in an index.
[5]	From December 1, 1973, through December 31, 1975, the Bloomberg Barclays U.S. Government/Credit Index was used because the Bloomberg Barclays U.S. Aggregate Index did not exist.
[6]	From April 1990 to September 1994 and from September 2003 to March 2009, the fund accrued dividends daily but paid quarterly. Dividends reflect quarterly dividends actually paid during the period, while year-end values are adjusted for cumulative dividends accrued but not yet paid.
[7]	The 65%/35% S&P 500 Index/Bloomberg Barclays U.S. Aggregate Index blends the S&P 500 Index with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 65% and 35%, respectively. Results assume the blend is rebalanced monthly.

4	The Income Fund of America

How a hypothetical $10,000 investment has grown

There have always been reasons not to invest. If you look beyond the negative headlines, however, you will find that despite occasional stumbles, financial markets have tended to reward investors over the long term. Investment management — bolstered by experience and careful research — can add even more value. As the chart below shows, over its lifetime, The Income Fund of America (IFA) has fared well against its primary benchmark, the 65%/35% S&P 500 Index/ Bloomberg Barclays U.S. Aggregate Index.

The Income Fund of America	5

The portfolio at a glance

July 31, 2020

Investment mix by security type	Percent of net assets

Five largest sectors in common stock holdings

Percent of net assets
Health care	9.50%
Financials	9.34
Information technology	8.89
Consumer staples	8.43
Industrials	6.66

Ten largest common stock holdings

Percent of net assets
Microsoft	2.41%
Pfizer	2.03
Taiwan Semiconductor Manufacturing	2.02
Philip Morris International	1.94
JPMorgan Chase	1.92
AstraZeneca	1.79
Verizon Communications	1.72
Digital Realty Trust	1.55
Broadcom	1.51
CME Group	1.49

Country diversification by domicile

Percent of net assets
United States	72.76%
United Kingdom	7.14
Eurozone*	5.32
Taiwan	2.13
Canada	2.03
Switzerland	1.83
Japan	1.13
Other countries	3.92
Short-term securities & other assets less liabilities	3.74

July 31, 2019

Investment mix by security type	Percent of net assets

Five largest sectors in common stock holdings

Percent of net assets
Financials	10.45%
Health care	7.98
Information technology	7.60
Consumer staples	6.47
Industrials	6.26

Ten largest common stock holdings

Percent of net assets
Microsoft	2.39%
JPMorgan Chase	2.28
Merck	2.24
CME Group	1.72
AstraZeneca	1.57
Pfizer	1.48
Lockheed Martin	1.48
Verizon Communications	1.36
Broadcom	1.34
General Motors	1.28

Country diversification by domicile

Percent of net assets
United States	71.05%
United Kingdom	7.62
Eurozone*	4.45
Canada	1.34
Taiwan	1.22
Brazil	1.00
Other countries	5.36
Short-term securities & other assets less liabilities	7.96

*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

6	The Income Fund of America

Summary investment portfolio July 31, 2020

Common stocks 66.95%	Shares	Value (000)
Health care 9.50%
Pfizer Inc.	57,210,000	$2,201,441
AstraZeneca PLC	17,374,000	1,939,941
GlaxoSmithKline PLC	61,003,000	1,221,590
Gilead Sciences, Inc.	15,434,000	1,073,126
Merck & Co., Inc.	11,020,993	884,325
Novartis AG	8,712,000	718,927
Johnson & Johnson	4,085,000	595,430
CVS Health Corp.	8,482,349	533,879
Other securities		1,142,141
		10,310,800

Financials 9.34%
JPMorgan Chase & Co.	21,569,000	2,084,428
CME Group Inc., Class A	9,740,400	1,618,660
B3 SA - Brasil, Bolsa, Balcao	63,238,000	769,056
Zurich Insurance Group AG	1,685,000	619,427
The Blackstone Group Inc., Class A	10,709,252	570,589
BlackRock, Inc.	901,900	518,602
Other securities		3,951,635
		10,132,397

Information technology 8.89%
Microsoft Corp.	12,736,054	2,611,019
Taiwan Semiconductor Manufacturing Co., Ltd.	140,735,500	2,044,171
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,855,000	146,341
Broadcom Inc.	5,190,912	1,644,221
QUALCOMM Inc.	8,071,000	852,378
Texas Instruments Inc.	5,015,000	639,663
Other securities		1,712,622
		9,650,415

Consumer staples 8.43%
Philip Morris International Inc.	27,383,500	2,103,327
Altria Group, Inc.	29,422,000	1,210,715
General Mills, Inc.	14,522,500	918,839
Procter & Gamble Co.	6,614,000	867,228
Coca-Cola Co.	17,586,937	830,807
British American Tobacco PLC	23,861,300	788,513
Kellogg Co.	10,740,000	740,953
Unilever PLC	10,095,000	604,292
Unilever PLC (ADR)	900,000	54,432
Nestlé SA	4,237,617	500,887
Other securities		522,841
		9,142,834

Industrials 6.66%
Lockheed Martin Corp.	4,081,000	1,546,577
United Parcel Service, Inc., Class B	6,058,000	864,840
BAE Systems PLC	98,010,000	628,902
Illinois Tool Works Inc.	3,016,000	557,930
PACCAR Inc.	5,986,723	509,350
Other securities		3,122,615
		7,230,214

Real estate 6.56%
Digital Realty Trust, Inc. REIT	10,449,000	1,677,482
Crown Castle International Corp. REIT	9,477,488	1,579,897
Iron Mountain Inc. REIT[1]	18,660,000	526,025
Other securities		3,330,690
		7,114,094

The Income Fund of America	7

Common stocks (continued)	Shares	Value (000)
Utilities 5.18%
Enel SpA	160,187,535	$1,458,407
DTE Energy Co.	8,560,530	989,854
Brookfield Infrastructure Partners LP1	16,233,823	678,586
AES Corp.[1]	37,259,200	567,458
Public Service Enterprise Group Inc.	9,074,000	507,600
Other securities		1,416,173
		5,618,078

Materials 3.84%
Rio Tinto PLC	16,163,600	976,449
Air Products and Chemicals, Inc.	2,696,571	772,918
Dow Inc.	12,153,166	499,009
Other securities		1,915,646
		4,164,022

Communication services 3.41%
Verizon Communications Inc.	32,518,200	1,869,146
SoftBank Corp.	53,911,065	720,393
Koninklijke KPN NV1	214,668,139	554,793
Other securities		556,439
		3,700,771

Consumer discretionary 3.15%
Home Depot, Inc.	4,423,500	1,174,395
Target Corp.	7,010,000	882,419
Other securities		1,364,720
		3,421,534

Energy 1.99%
Chevron Corp.	10,063,500	844,730
Other securities		1,313,383
		2,158,113

Total common stocks (cost: $55,191,155,000)		72,643,272

Preferred securities 0.29%
Other 0.29%
Other securities		311,745

Total preferred securities (cost: $283,140,000)		311,745

Rights & warrants 0.01%
Other 0.01%
Other securities		5,021

Total rights & warrants (cost: $908,000)		5,021

Convertible stocks 1.00%
Information technology 0.16%
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	150,000	171,136

Real estate 0.05%
Crown Castle International Corp. REIT, Series A, convertible preferred shares, 6.875% 2020	37,194	53,745

Other 0.79%
Other securities		852,867

Total convertible stocks (cost: $953,204,000)		1,077,748

Convertible bonds & notes 0.00%	Principal amount (000)
Energy 0.00%
Other securities		461

Total convertible bonds & notes (cost: $461,000)		461

8	The Income Fund of America

Bonds, notes & other debt instruments 28.01%	Principal amount (000)	Value (000)
Corporate bonds, notes & loans 14.51%
Financials 2.46%
CME Group Inc. 3.75% 2028	$6,875	$8,327
JPMorgan Chase & Co. 2.01%–3.88% 2024–2031[2]	109,834	115,881
JPMorgan Chase & Co., junior subordinated, 3.74%–6.75% 2049[2]	92,450	93,433
Other securities		2,447,967
		2,665,608

Consumer discretionary 2.05%
Home Depot, Inc. 2.95%–5.95% 2028–2048	24,951	34,581
Other securities		2,190,931
		2,225,512

Health care 1.98%
AstraZeneca PLC 3.375% 2025	4,500	5,113
GlaxoSmithKline PLC 3.625% 2025	5,915	6,743
Pfizer Inc. 3.45% 2029	9,000	10,771
Upjohn Inc. 2.30%–4.00% 2027–2050[3]	18,218	20,191
Other securities		2,108,296
		2,151,114

Energy 1.67%
Other securities		1,811,109

Communication services 1.59%
Verizon Communications Inc. 4.00%–4.50% 2033–2050	11,700	15,404
Other securities		1,708,831
		1,724,235

Utilities 1.22%
Empresa Nacional de Electricidad SA 4.25% 2024	900	976
Enel Società per Azioni 8.75% 2073 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 9/24/2023)[2,3]	12,000	13,959
Other securities		1,301,242
		1,316,177

Information technology 0.67%
Broadcom Inc. 3.15%–5.00% 2024–2030[3]	221,628	253,233
Broadcom Ltd. 3.50%–3.88% 2027–2028	47,046	52,208
Microsoft Corp. 2.65%–4.20% 2022–2035	18,865	21,854
Other securities		400,117
		727,412

Consumer staples 0.59%
Altria Group, Inc. 3.40%–9.95% 2026–2050	74,798	106,797
Philip Morris International Inc. 2.38%–2.63% 2022	13,440	13,916
Other securities		521,323
		642,036

Other corporate bonds, notes & loans 2.28%
Other securities		2,477,147

Total corporate bonds, notes & loans		15,740,350

Mortgage-backed obligations 10.05%
Fannie Mae Pool #MA4053 2.50% 2035[4]	652,707	685,559
Fannie Mae 2.30%–9.50% 2021–2059[4,5]	2,245,919	2,414,220
Uniform Mortgage-Backed Security 2.00% 2035[4,6]	2,655,650	2,758,764
Uniform Mortgage-Backed Security 2.50% 2035[4,6]	1,553,634	1,628,524
Uniform Mortgage-Backed Securities 2.00%–4.50% 2035–2050[4,6]	1,533,325	1,597,977
Other securities		1,814,762
		10,899,806

The Income Fund of America	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 2.70%
U.S. Treasury 2.15%
U.S. Treasury 0.25% 2025	$506,775	$507,667
U.S. Treasury 0.13%–6.25% 2021–2050[7]	1,712,838	1,818,379
		2,326,046

U.S. Treasury inflation-protected securities 0.55%
U.S. Treasury Inflation-Protected Securities 0.25%–1.00% 2024–2050[7,8]	448,156	600,242

Total U.S. Treasury bonds & notes		2,926,288

Municipals 0.32%
Illinois 0.32%
Other securities		352,308

Federal agency bonds & notes 0.04%
Fannie Mae 6.25% 2029	32,000	46,640

Other bonds & notes 0.39%
Other securities		426,831

Total bonds, notes & other debt instruments (cost: $29,444,214,000)		30,392,223

Short-term securities 9.03%	Shares
Money market investments 9.03%
Capital Group Central Cash Fund 0.16%[1,9]	97,997,056	9,800,686

Total short-term securities (cost: $9,799,263,000)		9,800,686
Total investment securities 105.29% (cost: $95,672,345,000)		114,231,156
Other assets less liabilities (5.29)%		(5,734,871)

Net assets 100.00%		$108,496,285

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[10]	Value at 7/31/2020 (000)	[11]	Unrealized appreciation (depreciation) at 7/31/2020 (000)
2 Year U.S. Treasury Note Futures	Long	1,398	October 2020	$279,600		$308,936		$267
5 Year U.S. Treasury Note Futures	Long	31,165	October 2020	3,116,500		3,930,686		22,744
10 Year U.S. Treasury Note Futures	Long	2,779	September 2020	277,900		389,277		2,948
10 Year Ultra U.S. Treasury Note Futures	Short	9,815	September 2020	(981,500)		(1,563,039)		(19,615)
30 Year Ultra U.S. Treasury Bond Futures	Long	366	September 2020	36,600		83,334		895
								$7,239

10	The Income Fund of America

Investments in affiliates1

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend or interest income (000)	Value of affiliates at 7/31/2020 (000)
Common stocks 2.87%
Health care 0.02%
Rotech Healthcare Inc.[12,13,14,15]	543,172	—	—	543,172	$—	$22,813	$—	$28,245
Industrials 0.00%
Meggitt PLC[16]	12,916,300	34,769,264	47,685,564	—	(165,466)	(6,078)	2,116	—
Hubbell Inc.[16]	3,430,000	—	850,000	2,580,000	68,613	(62,355)	11,736	—
								—
Real estate 0.94%
Iron Mountain Inc. REIT	16,245,000	2,415,000	—	18,660,000	—	(18,089)	26,916	526,025
Gaming and Leisure Properties, Inc. REIT	12,537,400	1,579,736	559,000	13,558,136	3,273	(15,766)	31,589	490,940
								1,016,965
Utilities 1.15%
Brookfield Infrastructure Partners LP	10,680,000	5,553,823	—	16,233,823	—	(7,196)	27,913	678,586
AES Corp.	43,141,951	—	5,882,751	37,259,200	(21,584)	(60,604)	23,593	567,458
								1,246,044
Materials 0.00%
Boral Ltd.[12,16]	76,201,575	—	76,201,575	—	(97,960)	48,749	5,569	—
WestRock Co.[16]	16,074,832	—	12,074,832	4,000,000	(127,680)	79,303	15,787	—
								—
Communication services 0.62%
Koninklijke KPN NV	—	214,668,139	—	214,668,139	—	(44,351)	27,519	554,793
HKBN Ltd.	49,072,000	17,000,000	—	66,072,000	—	1,871	6,207	122,079
								676,872
Consumer discretionary 0.12%
Domino’s Pizza Group PLC	30,671,123	—	—	30,671,123	—	36,330	1,575	127,913
Energy 0.02%
Ascent Resources - Utica, LLC, Class A12,13,14,15	110,214,618	—	—	110,214,618	—	(2,204)	—	22,043
White Star Petroleum Corp., Class A12,14,16	6,511,401	—	6,511,401	—	(4,354)	4,288	—	—
								22,043
Total common stocks								3,118,082
Bonds, notes & other debt instruments 0.18%
Health care 0.02%
Rotech Healthcare Inc., Term Loan A, (3-month USD-LIBOR + 3.25%) 5.294% 2023[5,12]	$13,185,000	—	$13,185,000	—	—	—	166	—
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2023 (100% PIK)[5,12,13,17,18]	$32,748,495	$3,472,932	$10,798,596	$25,422,831	(11)	(164)	3,566	25,677
								25,677
Energy 0.01%
Ascent Resources - Utica LLC 10.00% 2022[3]	$2,705,000	—	—	$2,705,000	—	(435)	265	2,244
Ascent Resources - Utica LLC 7.00% 2026[3]	$5,715,000	—	—	$5,715,000	—	(912)	404	3,678
								5,922

The Income Fund of America	11

Investments in affiliates1 (continued)

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend or interest income (000)	Value of affiliates at 7/31/2020 (000)
Utilities 0.07%
AES Corp. 4.00% 2021	$2,450,000	—	$2,450,000	—	$74	$(60)	$91	$—
AES Corp. 4.875% 2023	$5,450,000	—	$5,450,000	—	76	(98)	200	—
AES Corp. 4.50% 2023	$1,300,000	—	$1,300,000	—	46	(53)	53	—
AES Corp. 3.30% 2025[3]	—	$17,950,000	—	$17,950,000	—	1,356	106	19,301
AES Corp. 5.50% 2025	$13,289,000	$6,975,000	—	$20,264,000	—	(117)	977	20,935
AES Corp. 6.00% 2026	$4,150,000	$7,845,000	—	$11,995,000	—	55	500	12,712
AES Corp. 5.125% 2027	$955,000	$10,500,000	—	$11,455,000	—	310	349	12,433
AES Corp. 3.95% 2030[3]	—	$8,650,000	—	$8,650,000	—	678	62	9,293
								74,674
Real estate 0.08%
Iron Mountain Inc. 5.75% 2024	$5,925,000	$17,120,000	$23,045,000	—	611	(204)	649	—
Iron Mountain Inc. 4.875% 2027[3]	$1,875,000	$8,790,000	—	$10,665,000	—	307	259	11,109
Iron Mountain Inc. 5.00% 2028[3]	—	$15,096,000	—	$15,096,000	—	553	82	15,643
Iron Mountain Inc. 5.25% 2028[3]	$13,575,000	$19,024,000	$15,110,000	$17,489,000	629	169	886	18,404
Iron Mountain Inc. 4.875% 2029[3]	—	$16,282,000	—	$16,282,000	—	979	260	16,978
Iron Mountain Inc. 5.25% 2030[3]	—	$19,870,000	—	$19,870,000	—	595	58	20,876
								83,010
Total bonds, notes & other debt instruments								189,283
Short-term securities 9.03%
Money market investments 9.03%
Capital Group Central Cash Fund 0.16%[9]	92,216,552	240,245,589	234,465,085	97,997,056	402	1,538	117,118	9,800,686
Total 12.08%					$(343,331)	$(18,792)	$306,571	$13,108,051

12	The Income Fund of America

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Affiliate of the fund or part of the same group of investment companies as the fund, in each case as defined under the Investment Company Act of 1940.
[2]	Step bond; coupon rate may change at a later date.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $7,163,835,000, which represented 6.60% of the net assets of the fund.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[6]	Purchased on a TBA basis.
[7]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $12,070,000, which represented .01% of the net assets of the fund.
[8]	Index-linked bond whose principal amount moves with a government price index.
[9]	Rate represents the seven-day yield at 7/31/2020.
[10]	Notional amount is calculated based on the number of contracts and notional contract size.
[11]	Value is calculated based on the notional amount and current market price.
[12]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $101,240,000, which represented .09% of the net assets of the fund.
[13]	Value determined using significant unobservable inputs.
[14]	Security did not produce income during the last 12 months.
[15]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[16]	Unaffiliated issuer at 7/31/2020.
[17]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in “Other securities,” was $319,907,000, which represented .29% of the net assets of the fund.
[18]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare Inc.	11/26/2014	$19,660	$28,245	.02%
Ascent Resources - Utica, LLC, Class A	4/25/2016-11/15/2016	56,848	22,043	.02
Other private placement securities	8/31/2018	12,176	3,174	.00
Total private placement securities		$88,684	$53,462	.04%

Key to abbreviations and symbol

ADR = American Depositary Receipts

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

The Income Fund of America	13

Financial statements

Statement of assets and liabilities
at July 31, 2020	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $82,641,190)	$101,123,105
Affiliated issuers (cost: $13,031,155)	13,108,051	$114,231,156
Cash		2,084
Cash denominated in currencies other than U.S. dollars (cost: $11,507)		11,508
Receivables for:
Sales of investments	7,151,113
Sales of fund’s shares	76,814
Dividends and interest	417,750
Variation margin on futures contracts	2,685
Other	2,179	7,650,541
		121,895,289
Liabilities:
Payables for:
Purchases of investments	13,261,665
Repurchases of fund’s shares	87,526
Investment advisory services	18,532
Services provided by related parties	23,083
Trustees’ deferred compensation	4,779
Variation margin on futures contracts	778
Other	2,641	13,399,004
Net assets at July 31, 2020		$108,496,285

Net assets consist of:
Capital paid in on shares of beneficial interest		$89,943,131
Total distributable earnings		18,553,154
Net assets at July 31, 2020		$108,496,285

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (4,962,128 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$71,102,453	3,249,690		$21.88
Class C	2,906,420	134,754		21.57
Class T	10	—	*	21.88
Class F-1	3,365,333	154,264		21.82
Class F-2	9,893,556	452,612		21.86
Class F-3	3,680,097	168,281		21.87
Class 529-A	1,740,445	79,738		21.83
Class 529-C	102,515	4,712		21.76
Class 529-E	59,184	2,721		21.75
Class 529-T	12	1		21.88
Class 529-F-1	94,304	4,322		21.82
Class R-1	80,703	3,714		21.73
Class R-2	385,376	17,843		21.60
Class R-2E	35,203	1,614		21.81
Class R-3	791,953	36,352		21.79
Class R-4	924,769	42,352		21.84
Class R-5E	40,955	1,874		21.85
Class R-5	370,697	16,944		21.88
Class R-6	12,922,300	590,340		21.89

*	Amount less than one thousand.

See notes to financial statements.

14	The Income Fund of America

Statement of operations
for the year ended July 31, 2020	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $53,470; also includes $297,638 from affiliates)	$3,149,264
Interest (includes $8,933 from affiliates)	1,068,405	$4,217,669
Fees and expenses*:
Investment advisory services	239,079
Distribution services	244,511
Transfer agent services	69,484
Administrative services	32,526
Reports to shareholders	3,534
Registration statement and prospectus	1,685
Trustees’ compensation	876
Auditing and legal	541
Custodian	3,315
Other	1,466	597,017
Net investment income		3,620,652

Net realized loss and unrealized appreciation:
Net realized (loss) gain on:
Investments:
Unaffiliated issuers	(1,152,339)
Affiliated issuers	(343,331)
Futures contracts	110,542
Forward currency contracts	1,220
Swap contracts	(24,247)
Currency transactions	(14,589)	(1,422,744)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	436,491
Affiliated issuers	(18,792)
Futures contracts	(6,073)
Forward currency contracts	(1,042)
Currency translations	3,450	414,034
Net realized loss and unrealized appreciation		(1,008,710)

Net increase in net assets resulting from operations		$2,611,942

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements.

The Income Fund of America	15

Statements of changes in net assets
(dollars in thousands)

	Year ended July 31,
	2020	2019
Operations:
Net investment income	$3,620,652	$3,453,958
Net realized (loss) gain	(1,422,744)	2,147,958
Net unrealized appreciation (depreciation)	414,034	(1,221,824)
Net increase in net assets resulting from operations	2,611,942	4,380,092

Distributions paid to shareholders	(6,118,416)	(7,414,017)

Net capital share transactions	1,994,953	3,194,883

Total (decrease) increase in net assets	(1,511,521)	160,958

Net assets:
Beginning of year	110,007,806	109,846,848
End of year	$108,496,285	$110,007,806

See notes to financial statements.

16	The Income Fund of America

Notes to financial statements

1. Organization

The Income Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income while secondarily striving for capital growth.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%[1]	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years[2]
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years[3]
Class 529-E	None	None	None
Classes T and 529-T4	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

[1]	Up to 3.50% for Class 529-A shares purchased on or after June 30, 2020.
[2]	Effective June 30, 2020, Class C converts to Class A after 8 years.
[3]	Effective June 30, 2020, Class 529-C converts to Class 529-A after 5 years.
[4]	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

The Income Fund of America	17

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

18	The Income Fund of America

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of July 31, 2020 (dollars in thousands):

The Income Fund of America	19

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$10,282,555	$—	$28,245	$10,310,800
Financials	10,132,397	—	—	10,132,397
Information technology	9,650,415	—	—	9,650,415
Consumer staples	9,142,834	—	—	9,142,834
Industrials	7,230,214	—	—	7,230,214
Real estate	7,114,094	—	—	7,114,094
Utilities	5,618,078	—	—	5,618,078
Materials	4,164,022	—	—	4,164,022
Communication services	3,700,766	—	5	3,700,771
Consumer discretionary	3,421,534	—	—	3,421,534
Energy	2,133,356	—	24,757	2,158,113
Preferred securities	310,238	1,507	—	311,745
Rights & warrants	4,940	81	—	5,021
Convertible stocks	1,075,126	—	2,622	1,077,748
Convertible bonds & notes	—	—	461	461
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	—	15,710,952	29,398	15,740,350
Mortgage-backed obligations	—	10,899,806	—	10,899,806
U.S. Treasury bonds & notes	—	2,926,288	—	2,926,288
Municipals	—	352,308	—	352,308
Federal agency bonds & notes	—	46,640	—	46,640
Other bonds & notes	—	426,831	—	426,831
Short-term securities	9,800,686	—	—	9,800,686
Total	$83,781,255	$30,364,413	$85,488	$114,231,156

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$26,854	$—	$—	$26,854
Liabilities:
Unrealized depreciation on futures contracts	(19,615)	—	—	(19,615)
Total	$7,239	$—	$—	$7,239

*	Futures contracts are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline –sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

20	The Income Fund of America

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

The Income Fund of America	21

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Unfunded commitments — The fund has participated in a transaction that involves unfunded commitments, which may obligate the fund to purchase additional shares of the applicable issuer. Under the terms of the commitments, the maximum potential exposure as of July 31, 2020, was $11,458,000. Should such commitments become due in full, these amounts would represent .01% of the net assets of the fund as of July 31, 2020.

The fund has also participated in other transactions, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of July 31, 2020, the fund’s maximum exposure of unfunded bond commitments was $16,899,000, which would represent .02% of the net assets of the fund should such commitments become due.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $4,069,792,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. As of July 31, 2020, the fund did not have any open forward currency contracts. The average month-end notional amount of open forward currency contracts while held was $59,953,000.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

22	The Income Fund of America

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. As of July 31, 2020, the fund did not have any interest rate swaps. The average month-end notional amount of interest rate swaps while held was $1,217,167,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The fund’s investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the CDSI, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations. As of July 31, 2020, the fund did not have any credit default swaps. The average month-end notional amount of credit default swaps while held was $701,500,000.

The Income Fund of America	23

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the year ended, July 31, 2020 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$26,854	Unrealized depreciation*	$19,615

		Net realized gain (loss)		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$110,542	Net unrealized depreciation on futures contracts	$(6,073)

Forward currency	Currency	Net realized gain on forward currency contracts	1,220	Net unrealized depreciation on forward currency contracts	(1,042)

Swap	Interest	Net realized loss on swap contracts	(46,277)	Net unrealized appreciation on swap contracts	—

Swap	Credit	Net realized gain on swap contracts	22,030	Net unrealized appreciation on swap contracts	—

			$87,515		$(7,115)

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the applicable table following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For futures contracts, interest rate swaps and credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended July 31, 2020, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

24	The Income Fund of America

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended July 31, 2020, the fund reclassified $155,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of July 31, 2020, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Undistributed ordinary income	$1,346,356
Capital loss carryforward*	(1,219,702)
Gross unrealized appreciation on investments	22,181,659
Gross unrealized depreciation on investments	(3,636,814)
Net unrealized appreciation on investments	18,544,845
Cost of investments	95,693,550

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Year ended July 31, 2020						Year ended July 31, 2019
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$2,412,406		$1,626,977		$4,039,383		$2,232,093		$2,795,285		$5,027,378
Class C	102,616		89,523		192,139		104,257		178,548		282,805
Class T	—	†	—	†	—	†	—	†	—	†	—	†
Class F-1	125,906		88,012		213,918		120,607		155,844		276,451
Class F-2	342,966		217,003		559,969		287,742		341,463		629,205
Class F-3	128,015		77,478		205,493		101,270		111,167		212,437
Class 529-A	54,813		37,436		92,249		50,203		64,507		114,710
Class 529-C	6,287		5,649		11,936		6,511		11,438		17,949
Class 529-E	1,888		1,384		3,272		1,803		2,546		4,349
Class 529-T	—	†	—	†	—	†	—	†	—	†	—	†
Class 529-F-1	3,373		2,135		5,508		2,789		3,362		6,151
Class R-1	2,309		2,085		4,394		2,367		4,137		6,504
Class R-2	10,598		9,456		20,054		10,497		17,984		28,481
Class R-2E	1,028		798		1,826		818		1,195		2,013
Class R-3	26,012		19,842		45,854		26,432		37,837		64,269
Class R-4	31,907		21,911		53,818		31,390		40,842		72,232
Class R-5E	1,068		609		1,677		368		314		682
Class R-5	14,877		9,920		24,797		14,329		16,467		30,796
Class R-6	405,198		236,931		642,129		301,670		335,935		637,605
Total	$3,671,267		$2,447,149		$6,118,416		$3,295,146		$4,118,871		$7,414,017

†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

The Income Fund of America	25

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.250% on the first $500 million of daily net assets and decreasing to 0.121% on such assets in excess of $115 billion. The agreement also provides for monthly fees, accrued daily, of 2.25% of the fund’s monthly gross income. For the year ended July 31, 2020, the investment advisory services fee was $239,079,000, which was equivalent to an annualized rate of 0.221% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of July 31, 2020, unreimbursed expenses subject to reimbursement totaled $7,443,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Prior to January 1, 2020, the quarterly fee was based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. Effective January 1, 2020, the quarterly fee was amended to a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

26	The Income Fund of America

For the year ended July 31, 2020, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$179,324	$46,093		$21,519		Not applicable
Class C	38,236	2,508		1,153		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	9,511	4,674		1,147		Not applicable
Class F-2	Not applicable	10,620		2,877		Not applicable
Class F-3	Not applicable	148		1,046		Not applicable
Class 529-A	3,950	952		497		$1,051
Class 529-C	2,327	143		72		151
Class 529-E	301	15		18		39
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	54		28		60
Class R-1	890	93		27		Not applicable
Class R-2	3,051	1,479		122		Not applicable
Class R-2E	214	76		11		Not applicable
Class R-3	4,316	1,350		259		Not applicable
Class R-4	2,391	991		287		Not applicable
Class R-5E	Not applicable	48		9		Not applicable
Class R-5	Not applicable	202		121		Not applicable
Class R-6	Not applicable	38		3,333		Not applicable
Total class-specific expenses	$244,511	$69,484		$32,526		$1,301

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $876,000 in the fund’s statement of operations reflects $691,000 in current fees (either paid in cash or deferred) and a net increase of $185,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended July 31, 2020, the fund engaged in such purchase and sale transactions with related funds in the amounts of $1,722,649,000 and $1,675,445,000, respectively, which generated $240,770,000 of net realized losses from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended July 31, 2020.

The Income Fund of America	27

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions			Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended July 31, 2020
Class A	$5,303,887	243,483	$3,948,426	179,673		$(9,364,528)	(435,235)	$(112,215)	(12,079)
Class C	325,855	15,042	188,264	8,617		(1,735,871)	(81,230)	(1,221,752)	(57,571)
Class T	—	—	—	—		—	—	—	—
Class F-1	381,151	17,389	205,357	9,360		(1,099,278)	(51,244)	(512,770)	(24,495)
Class F-2	2,556,474	117,579	535,560	24,455		(2,293,055)	(107,477)	798,979	34,557
Class F-3	957,372	43,811	204,407	9,346		(712,594)	(33,085)	449,185	20,072
Class 529-A	288,787	13,293	92,206	4,205		(295,020)	(13,434)	85,973	4,064
Class 529-C	27,653	1,255	11,931	541		(196,936)	(9,166)	(157,352)	(7,370)
Class 529-E	7,604	347	3,271	149		(13,307)	(610)	(2,432)	(114)
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	20,862	935	5,507	252		(20,645)	(954)	5,724	233
Class R-1	9,910	452	4,387	199		(28,725)	(1,337)	(14,428)	(686)
Class R-2	74,176	3,425	20,032	916		(133,990)	(6,207)	(39,782)	(1,866)
Class R-2E	8,386	388	1,826	83		(9,820)	(453)	392	18
Class R-3	122,966	5,649	45,741	2,081		(302,785)	(13,837)	(134,078)	(6,107)
Class R-4	169,355	7,746	53,792	2,451		(283,887)	(13,069)	(60,740)	(2,872)
Class R-5E	26,881	1,243	1,676	77		(8,401)	(389)	20,156	931
Class R-5	42,276	1,937	24,727	1,123		(131,240)	(5,855)	(64,237)	(2,795)
Class R-6	3,133,817	146,789	642,089	29,372		(821,577)	(37,729)	2,954,329	138,432
Total net increase (decrease)	$13,457,412	620,763	$5,989,200	272,900		$(17,451,659)	(811,311)	$1,994,953	82,352

Year ended July 31, 2019
Class A	$4,162,250	188,066	$4,922,150	231,986		$(8,669,132)	(391,576)	$415,268	28,476
Class C	386,074	17,643	277,181	13,295		(1,150,598)	(52,574)	(487,343)	(21,636)
Class T	—	—	—	—		—	—	—	—
Class F-1	480,113	21,655	266,265	12,590		(846,788)	(38,188)	(100,410)	(3,943)
Class F-2	2,419,691	108,946	600,100	28,291		(2,030,912)	(92,013)	988,879	45,224
Class F-3	1,047,610	47,073	208,107	9,798		(589,610)	(26,656)	666,107	30,215
Class 529-A	180,089	8,114	114,667	5,418		(276,737)	(12,462)	18,019	1,070
Class 529-C	31,921	1,442	17,938	854		(91,058)	(4,113)	(41,199)	(1,817)
Class 529-E	7,296	329	4,349	207		(14,605)	(661)	(2,960)	(125)
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	24,651	1,107	6,148	290		(17,619)	(799)	13,180	598
Class R-1	9,946	449	6,495	310		(30,556)	(1,380)	(14,115)	(621)
Class R-2	83,006	3,789	28,431	1,361		(146,255)	(6,662)	(34,818)	(1,512)
Class R-2E	12,242	557	2,013	95		(5,766)	(263)	8,489	389
Class R-3	151,181	6,824	64,138	3,040		(288,092)	(13,007)	(72,773)	(3,143)
Class R-4	154,888	6,952	72,218	3,411		(327,678)	(14,808)	(100,572)	(4,445)
Class R-5E	15,908	729	681	32		(2,013)	(91)	14,576	670
Class R-5	50,637	2,279	30,691	1,445		(72,454)	(3,247)	8,874	477
Class R-6	1,742,045	78,778	637,513	29,992		(463,878)	(20,796)	1,915,680	87,974
Total net increase (decrease)	$10,959,548	494,732	$7,259,086	342,415		$(15,023,751)	(679,296)	$3,194,883	157,851

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $115,824,330,000 and $102,097,087,000, respectively, during the year ended July 31, 2020.

28	The Income Fund of America

Financial highlights

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets[3]		Ratio of net income to average net assets
Class A:
7/31/2020	$22.56	$.73	$(.17)	$.56	$(.74)	$(.50)	$(1.24)	$21.88	2.59%		$71,103		.57%		3.32%
7/31/2019	23.28	.72	.13	.85	(.69)	(.88)	(1.57)	22.56	4.22		73,594		.56		3.23
7/31/2018	22.87	.73	.84	1.57	(.66)	(.50)	(1.16)	23.28	6.98		75,284		.55		3.16
7/31/2017	21.70	.74	1.10	1.84	(.67)	—	(.67)	22.87	8.65		76,148		.56		3.37
7/31/2016	21.31	.66	.76	1.42	(.66)	(.37)	(1.03)	21.70	7.10		75,437		.56		3.22
Class C:
7/31/2020	22.25	.56	(.16)	.40	(.58)	(.50)	(1.08)	21.57	1.82		2,906		1.32		2.58
7/31/2019	22.98	.54	.13	.67	(.52)	(.88)	(1.40)	22.25	3.41		4,279		1.34		2.45
7/31/2018	22.59	.54	.82	1.36	(.47)	(.50)	(.97)	22.98	6.11		4,917		1.34		2.36
7/31/2017	21.44	.56	1.09	1.65	(.50)	—	(.50)	22.59	7.79		5,569		1.35		2.56
7/31/2016	21.06	.49	.76	1.25	(.50)	(.37)	(.87)	21.44	6.27		6,196		1.36		2.41
Class T:
7/31/2020	22.57	.78	(.17)	.61	(.80)	(.50)	(1.30)	21.88	2.81	[4]	—	[5]	.33	[4]	3.55	[4]
7/31/2019	23.29	.77	.13	.90	(.74)	(.88)	(1.62)	22.57	4.44	[4]	—	[5]	.35	[4]	3.43	[4]
7/31/2018	22.88	.78	.84	1.62	(.71)	(.50)	(1.21)	23.29	7.19	[4]	—	[5]	.34	[4]	3.36	[4]
7/31/2017[6,7]	22.27	.29	.50	.79	(.18)	—	(.18)	22.88	3.54	[4,8]	—	[5]	.11	[4,8]	1.26	[4,8]
Class F-1:
7/31/2020	22.50	.72	(.17)	.55	(.73)	(.50)	(1.23)	21.82	2.53		3,365		.63		3.27
7/31/2019	23.22	.70	.13	.83	(.67)	(.88)	(1.55)	22.50	4.15		4,022		.65		3.14
7/31/2018	22.82	.71	.83	1.54	(.64)	(.50)	(1.14)	23.22	6.84		4,243		.64		3.07
7/31/2017	21.65	.72	1.10	1.82	(.65)	—	(.65)	22.82	8.57		4,610		.65		3.28
7/31/2016	21.26	.64	.76	1.40	(.64)	(.37)	(1.01)	21.65	7.02		4,421		.65		3.12
Class F-2:
7/31/2020	22.54	.77	(.16)	.61	(.79)	(.50)	(1.29)	21.86	2.81		9,894		.37		3.52
7/31/2019	23.27	.76	.12	.88	(.73)	(.88)	(1.61)	22.54	4.36		9,425		.39		3.40
7/31/2018	22.86	.77	.84	1.61	(.70)	(.50)	(1.20)	23.27	7.16		8,675		.38		3.33
7/31/2017	21.69	.78	1.10	1.88	(.71)	—	(.71)	22.86	8.84		7,081		.39		3.54
7/31/2016	21.30	.70	.75	1.45	(.69)	(.37)	(1.06)	21.69	7.28		5,076		.39		3.38
Class F-3:
7/31/2020	22.56	.80	(.18)	.62	(.81)	(.50)	(1.31)	21.87	2.88		3,680		.26		3.63
7/31/2019	23.28	.78	.13	.91	(.75)	(.88)	(1.63)	22.56	4.52		3,343		.28		3.50
7/31/2018	22.87	.79	.84	1.63	(.72)	(.50)	(1.22)	23.28	7.27		2,747		.28		3.43
7/31/2017[6,9]	22.07	.49	.67	1.16	(.36)	—	(.36)	22.87	5.30	[8]	1,763		.30	[10]	4.33	[10]
Class 529-A:
7/31/2020	22.51	.72	(.17)	.55	(.73)	(.50)	(1.23)	21.83	2.55		1,740		.62		3.27
7/31/2019	23.23	.70	.13	.83	(.67)	(.88)	(1.55)	22.51	4.15		1,704		.64		3.15
7/31/2018	22.83	.71	.83	1.54	(.64)	(.50)	(1.14)	23.23	6.87		1,733		.63		3.08
7/31/2017	21.66	.72	1.10	1.82	(.65)	—	(.65)	22.83	8.58		1,606		.64		3.30
7/31/2016	21.27	.64	.76	1.40	(.64)	(.37)	(1.01)	21.66	7.00		1,525		.66		3.11

See end of table for footnotes.

The Income Fund of America	29

Financial highlights (continued)

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets[3]		Ratio of net income to average net assets
Class 529-C:
7/31/2020	$22.43	$.56	$(.16)	$.40	$(.57)	$(.50)	$(1.07)	$21.76	1.79%		$103		1.36%		2.56%
7/31/2019	23.15	.53	.13	.66	(.50)	(.88)	(1.38)	22.43	3.37		271		1.38		2.41
7/31/2018	22.73	.53	.83	1.36	(.44)	(.50)	(.94)	23.15	6.06		322		1.39		2.30
7/31/2017	21.57	.55	1.09	1.64	(.48)	—	(.48)	22.73	7.74		464		1.41		2.52
7/31/2016	21.18	.48	.76	1.24	(.48)	(.37)	(.85)	21.57	6.20		463		1.43		2.34
Class 529-E:
7/31/2020	22.43	.67	(.17)	.50	(.68)	(.50)	(1.18)	21.75	2.31		59		.84		3.05
7/31/2019	23.16	.65	.12	.77	(.62)	(.88)	(1.50)	22.43	3.87		64		.86		2.92
7/31/2018	22.76	.66	.83	1.49	(.59)	(.50)	(1.09)	23.16	6.63		69		.86		2.84
7/31/2017	21.60	.67	1.09	1.76	(.60)	—	(.60)	22.76	8.30		70		.87		3.06
7/31/2016	21.21	.59	.76	1.35	(.59)	(.37)	(.96)	21.60	6.76		66		.89		2.88
Class 529-T:
7/31/2020	22.57	.77	(.17)	.60	(.79)	(.50)	(1.29)	21.88	2.75	[4]	—	[5]	.39	[4]	3.50	[4]
7/31/2019	23.29	.75	.13	.88	(.72)	(.88)	(1.60)	22.57	4.38	[4]	—	[5]	.41	[4]	3.37	[4]
7/31/2018	22.88	.76	.84	1.60	(.69)	(.50)	(1.19)	23.29	7.12	[4]	—	[5]	.41	[4]	3.30	[4]
7/31/2017[6,7]	22.27	.28	.50	.78	(.17)	—	(.17)	22.88	3.52	[4,8]	—	[5]	.13	[4,8]	1.24	[4,8]
Class 529-F-1:
7/31/2020	22.50	.77	(.16)	.61	(.79)	(.50)	(1.29)	21.82	2.80		94		.38		3.52
7/31/2019	23.23	.75	.13	.88	(.73)	(.88)	(1.61)	22.50	4.36		92		.40		3.39
7/31/2018	22.83	.77	.82	1.59	(.69)	(.50)	(1.19)	23.23	7.10		81		.40		3.32
7/31/2017	21.66	.78	1.09	1.87	(.70)	—	(.70)	22.83	8.83		71		.41		3.53
7/31/2016	21.27	.69	.76	1.45	(.69)	(.37)	(1.06)	21.66	7.25		61		.43		3.34
Class R-1:
7/31/2020	22.41	.56	(.17)	.39	(.57)	(.50)	(1.07)	21.73	1.75		81		1.36		2.54
7/31/2019	23.13	.53	.14	.67	(.51)	(.88)	(1.39)	22.41	3.38		99		1.37		2.41
7/31/2018	22.73	.54	.83	1.37	(.47)	(.50)	(.97)	23.13	6.09		116		1.37		2.33
7/31/2017	21.57	.55	1.10	1.65	(.49)	—	(.49)	22.73	7.76		124		1.39		2.53
7/31/2016	21.18	.49	.76	1.25	(.49)	(.37)	(.86)	21.57	6.25		133		1.37		2.40
Class R-2:
7/31/2020	22.28	.55	(.16)	.39	(.57)	(.50)	(1.07)	21.60	1.76		385		1.37		2.52
7/31/2019	23.01	.53	.13	.66	(.51)	(.88)	(1.39)	22.28	3.37		439		1.38		2.41
7/31/2018	22.62	.54	.82	1.36	(.47)	(.50)	(.97)	23.01	6.09		488		1.37		2.34
7/31/2017	21.47	.55	1.09	1.64	(.49)	—	(.49)	22.62	7.77		533		1.40		2.52
7/31/2016	21.09	.49	.75	1.24	(.49)	(.37)	(.86)	21.47	6.25		577		1.36		2.41
Class R-2E:
7/31/2020	22.49	.62	(.17)	.45	(.63)	(.50)	(1.13)	21.81	2.06		35		1.07		2.82
7/31/2019	23.22	.60	.13	.73	(.58)	(.88)	(1.46)	22.49	3.66		36		1.08		2.71
7/31/2018	22.82	.61	.83	1.44	(.54)	(.50)	(1.04)	23.22	6.40		28		1.08		2.63
7/31/2017	21.66	.65	1.08	1.73	(.57)	—	(.57)	22.82	8.11		22		1.09		2.95
7/31/2016	21.29	.58	.75	1.33	(.59)	(.37)	(.96)	21.66	6.64		7		1.03		2.86

30	The Income Fund of America

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets[3]		Ratio of net income to average net assets
Class R-3:
7/31/2020	$22.46	$.65	$(.15)	$.50	$(.67)	$(.50)	$(1.17)	$21.79	2.27%		$792		.92%		2.97%
7/31/2019	23.19	.63	.13	.76	(.61)	(.88)	(1.49)	22.46	3.80		954		.93		2.86
7/31/2018	22.78	.64	.84	1.48	(.57)	(.50)	(1.07)	23.19	6.60		1,057		.92		2.78
7/31/2017	21.62	.65	1.10	1.75	(.59)	—	(.59)	22.78	8.23		1,183		.95		2.97
7/31/2016	21.23	.59	.75	1.34	(.58)	(.37)	(.95)	21.62	6.71		1,217		.92		2.85
Class R-4:
7/31/2020	22.52	.72	(.16)	.56	(.74)	(.50)	(1.24)	21.84	2.55		925		.61		3.28
7/31/2019	23.24	.70	.13	.83	(.67)	(.88)	(1.55)	22.52	4.15		1,018		.63		3.16
7/31/2018	22.83	.71	.84	1.55	(.64)	(.50)	(1.14)	23.24	6.90		1,154		.63		3.07
7/31/2017	21.67	.73	1.09	1.82	(.66)	—	(.66)	22.83	8.54		1,365		.64		3.31
7/31/2016	21.27	.65	.76	1.41	(.64)	(.37)	(1.01)	21.67	7.07		1,189		.62		3.15
Class R-5E:
7/31/2020	22.54	.75	(.16)	.59	(.78)	(.50)	(1.28)	21.85	2.73		41		.41		3.45
7/31/2019	23.26	.74	.14	.88	(.72)	(.88)	(1.60)	22.54	4.38		21		.42		3.34
7/31/2018	22.85	.78	.82	1.60	(.69)	(.50)	(1.19)	23.26	7.14		6		.41		3.38
7/31/2017	21.69	.90	.95	1.85	(.69)	—	(.69)	22.85	8.72		1		.44		4.04
7/31/2016[6,11]	21.03	.47	1.07	1.54	(.51)	(.37)	(.88)	21.69	7.70	[8]	—	[5]	.48	[10]	3.30	[10]
Class R-5:
7/31/2020	22.56	.79	(.17)	.62	(.80)	(.50)	(1.30)	21.88	2.87		371		.31		3.56
7/31/2019	23.28	.77	.13	.90	(.74)	(.88)	(1.62)	22.56	4.47		445		.32		3.46
7/31/2018	22.87	.78	.84	1.62	(.71)	(.50)	(1.21)	23.28	7.21		449		.33		3.38
7/31/2017	21.70	.78	1.11	1.89	(.72)	—	(.72)	22.87	8.89		429		.34		3.53
7/31/2016	21.31	.71	.76	1.47	(.71)	(.37)	(1.08)	21.70	7.34		516		.33		3.46
Class R-6:
7/31/2020	22.58	.79	(.17)	.62	(.81)	(.50)	(1.31)	21.89	2.88		12,922		.26		3.61
7/31/2019	23.30	.78	.13	.91	(.75)	(.88)	(1.63)	22.58	4.52		10,202		.28		3.51
7/31/2018	22.88	.80	.84	1.64	(.72)	(.50)	(1.22)	23.30	7.31		8,478		.28		3.44
7/31/2017	21.71	.81	1.09	1.90	(.73)	—	(.73)	22.88	8.95		6,464		.28		3.68
7/31/2016	21.32	.72	.76	1.48	(.72)	(.37)	(1.09)	21.71	7.39		4,606		.28		3.49

	Year ended July 31,
Portfolio turnover rate for all share classes[12,13]	2020	2019	2018	2017	2016
Excluding mortgage dollar roll transactions	58%	48%	53%	34%	39%
Including mortgage dollar roll transactions	117%	67%	70%	42%	52%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[4]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[5]	Amount less than $1 million.
[6]	Based on operations for a period that is less than a full year.
[7]	Class T and 529-T shares began investment operations on April 7, 2017.
[8]	Not annualized.
[9]	Class F-3 shares began investment operations on January 27, 2017.
[10]	Annualized.
[11]	Class R-5E shares began investment operations on November 20, 2015.
[12]	Refer to Note 5 for more information on mortgage dollar rolls.
[13]	Rates do not include the portfolio activity of Capital Group Central Cash Fund.

See notes to financial statements.

The Income Fund of America	31

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of The Income Fund of America:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of The Income Fund of America (the “Fund”), including the summary investment portfolio, as of July 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Costa Mesa, California
September 9, 2020

We have served as the auditor of one or more American Funds investment companies since 1956.

32	The Income Fund of America

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (February 1, 2020, through July 31, 2020).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Income Fund of America	33

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	2/1/2020	7/31/2020	during period*	expense ratio
Class A – actual return	$1,000.00	$964.91	$2.88	.59%
Class A – assumed 5% return	1,000.00	1,021.93	2.97	.59
Class C – actual return	1,000.00	961.33	6.49	1.33
Class C – assumed 5% return	1,000.00	1,018.25	6.67	1.33
Class T – actual return	1,000.00	965.81	1.66	.34
Class T – assumed 5% return	1,000.00	1,023.17	1.71	.34
Class F-1 – actual return	1,000.00	964.97	3.13	.64
Class F-1 – assumed 5% return	1,000.00	1,021.68	3.22	.64
Class F-2 – actual return	1,000.00	965.99	1.86	.38
Class F-2 – assumed 5% return	1,000.00	1,022.97	1.91	.38
Class F-3 – actual return	1,000.00	966.57	1.32	.27
Class F-3 – assumed 5% return	1,000.00	1,023.52	1.36	.27
Class 529-A – actual return	1,000.00	965.04	3.08	.63
Class 529-A – assumed 5% return	1,000.00	1,021.73	3.17	.63
Class 529-C – actual return	1,000.00	961.38	6.73	1.38
Class 529-C – assumed 5% return	1,000.00	1,018.00	6.92	1.38
Class 529-E – actual return	1,000.00	963.74	4.15	.85
Class 529-E – assumed 5% return	1,000.00	1,020.64	4.27	.85
Class 529-T – actual return	1,000.00	965.94	1.96	.40
Class 529-T – assumed 5% return	1,000.00	1,022.87	2.01	.40
Class 529-F-1 – actual return	1,000.00	965.88	1.91	.39
Class 529-F-1 – assumed 5% return	1,000.00	1,022.92	1.96	.39
Class R-1 – actual return	1,000.00	960.88	6.68	1.37
Class R-1 – assumed 5% return	1,000.00	1,018.05	6.87	1.37
Class R-2 – actual return	1,000.00	961.16	6.73	1.38
Class R-2 – assumed 5% return	1,000.00	1,018.00	6.92	1.38
Class R-2E – actual return	1,000.00	962.21	5.27	1.08
Class R-2E – assumed 5% return	1,000.00	1,019.49	5.42	1.08
Class R-3 – actual return	1,000.00	963.36	4.49	.92
Class R-3 – assumed 5% return	1,000.00	1,020.29	4.62	.92
Class R-4 – actual return	1,000.00	965.11	3.03	.62
Class R-4 – assumed 5% return	1,000.00	1,021.78	3.12	.62
Class R-5E – actual return	1,000.00	965.77	2.05	.42
Class R-5E – assumed 5% return	1,000.00	1,022.77	2.11	.42
Class R-5 – actual return	1,000.00	966.33	1.56	.32
Class R-5 – assumed 5% return	1,000.00	1,023.27	1.61	.32
Class R-6 – actual return	1,000.00	966.62	1.32	.27
Class R-6 – assumed 5% return	1,000.00	1,023.52	1.36	.27

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended July 31, 2020:

Long-term capital gains	$2,446,608,000
Qualified dividend income	$2,982,517,000
Section 199A dividends	$212,380,000
Corporate dividends received deduction	$2,069,036,000
U.S. government income that may be exempt from state taxation	$178,582,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2021, to determine the calendar year amounts to be included on their 2020 tax returns. Shareholders should consult their tax advisors.

34	The Income Fund of America

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee
William H. Baribault, 1945	2012	Chairman of the Board and CEO, Oakwood Advisors (private investment and consulting); former CEO and President, Richard Nixon Foundation	89	General Finance Corporation
Michael C. Camuñez, 1969	2019	President and CEO, Monarch Global Strategies LLC, previously ManattJones Global Strategies (international consulting); former Assistant Secretary of Commerce, U.S. Department of Commerce	4	Edison International/ Southern California Edison
Vanessa C. L. Chang, 1952	2012	Former Director, EL & EL Investments (real estate)	16	Edison International; Sykes Enterprises; Transocean Ltd.
Linda Griego, 1947	2012	Former President and CEO, Griego Enterprises, Inc. (business management company)	7	ViacomCBS Inc.
Leonade D. Jones, 1947	1993	Retired; former Treasurer, The Washington Post Company (retired 1996)	10	None
William D. Jones, 1955	2008	Real estate developer/owner, President and CEO, CityLink Investment Corporation (acquires, develops and manages real estate ventures in urban communities) and for the former City Scene Management Company (provided commercial asset management services)	17	Sempra Energy
James J. Postl, 1946 Chairman of the Board (Independent and Non-Executive)	2008	Retired; former President and CEO, Pennzoil-Quaker State Company (automotive products and services) (retired 2002)	4	None
Josette Sheeran, 1954	2019	President and CEO, Asia Society; United Nations Special Envoy for Haiti	7	None
Margaret Spellings, 1957	2012	President and CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina; former President, George W. Bush Foundation	90	None
Isaac Stein, 1946	2004	Private investor; former President, Waverley Associates (private investment fund); Chairman Emeritus of the Board of Trustees, Stanford University	4	None

Interested trustee5,6

Name, year of birth and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee[3]	Other directorships [4] held by trustee
Hilda L. Applbaum, 1961 Co-President	1998	Partner — Capital World Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.	4	None
Gregory D. Johnson, 1963	2019	Partner — Capital World Investors, Capital Research and Management Company; Partner — Capital World Investors, Capital Bank and Trust Company; Director, Capital Research and Management Company	4	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the Capital Group website at capitalgroup.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

See page 36 for footnotes.

The Income Fund of America	35

Other officers6

Name, year of birth and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
Caroline Randall, 1974 Co-President	2020	Partner — Capital Research Global Investors, Capital Research Company;[7] Director, The Capital Group Companies, Inc.[7]
Donald Rolfe, 1972 Executive Vice President	2012	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Secretary, Capital Research and Management Company
Pramod Atluri, 1976 Senior Vice President	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Vice President, Capital Fixed Income Investors, Capital Bank and Trust Company[7]
David A. Daigle, 1967 Senior Vice President	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Partner — Capital Fixed Income Investors, Capital Bank and Trust Company[7]
Paul Flynn, 1966 Senior Vice President	2017	Partner — Capital World Investors, Capital International Sàrl[7]
Joyce E. Gordon, 1956 Senior Vice President	2020	Partner — Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company
James R. Mulally, 1952 Senior Vice President	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Dina N. Perry, 1945 Senior Vice President	1994	Partner — Capital World Investors, Capital Research and Management Company
Paul F. Roye, 1953 Senior Vice President	2007	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Director, Capital Research and Management Company
Anirudh Samsi, 1971 Senior Vice President	2016	Partner — Capital World Investors, Capital Research and Management Company
Andrew B. Suzman, 1967 Senior Vice President	2004	Partner — Capital World Investors, Capital Research and Management Company; Partner — Capital World Investors, Capital Bank and Trust Company[7]
Bradley J. Vogt, 1965 Senior Vice President	2020	Partner — Capital Research Global Investors, Capital Research and Management Company; Partner — Capital Research Global Investors, Capital Bank and Trust Company[7]
Shannon Ward, 1964 Senior Vice President	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Michael W. Stockton, 1967 Secretary	2014	Senior Vice President — Fund Business Management Group, Capital Research and Management Company
Hong T. Le, 1978 Treasurer	2016	Vice President — Investment Operations, Capital Research and Management Company
Courtney R. Taylor, 1975 Assistant Secretary	2018	Assistant Vice President — Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Assistant Vice President — Investment Operations, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer	2016	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	Funds managed by Capital Research and Management Company or its affiliates.
[4]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[5]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[6]	All of the trustees and/or officers listed, with the exception on Anirudh Samsi, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[7]	Company affiliated with Capital Research and Management Company.

36	The Income Fund of America

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

A complete July 31, 2020, portfolio of The Income Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Income Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The Income Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2020, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2020 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2019.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2019. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2019. Fifteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 65% of the time, based on the 20-year period ended December 31, 2019, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Vanessa C. L. Chang, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

IFA

Registrant:

a) Audit Fees:
Audit	2019	30,000
	2020	320,000

b) Audit-Related Fees:
	2019	25,000
	2020	26,000

c) Tax Fees:
	2019	10,000
	2020	12,000
	The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
	2019	None
	2020	None

	Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
	Not Applicable

b) Audit-Related Fees:
	2019	1,238,000
	2020	2,106,000
	The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:

	2019	5,000
	2020	83,000
	The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
	2019	None
	2020	2,000
	The other fees consist of subscription services related to an accounting research tool.

	All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

	Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,281,000 for fiscal year 2019 and $2,228,000 for fiscal year 2020. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The Income Fund of America®

Investment portfolio

July 31, 2020

Common stocks 66.95% Health care 9.50%	Shares	Value (000)
Pfizer Inc.	57,210,000	$2,201,441
AstraZeneca PLC	17,374,000	1,939,941
GlaxoSmithKline PLC	61,003,000	1,221,590
Gilead Sciences, Inc.	15,434,000	1,073,126
Merck & Co., Inc.	11,020,993	884,325
Novartis AG	8,712,000	718,927
Johnson & Johnson	4,085,000	595,430
CVS Health Corp.	8,482,349	533,879
Bristol-Myers Squibb Co.	6,955,000	407,980
Takeda Pharmaceutical Co., Ltd.	5,611,000	199,092
Bayer AG	2,789,000	184,765
AbbVie Inc.	1,792,600	170,136
Sanofi	1,419,000	148,012
Rotech Healthcare Inc.1,2,3,4,5	543,172	28,245
Advanz Pharma Corp. Ltd.4,5	961,943	3,174
Advanz Pharma Corp. Ltd.4	223,343	737
		10,310,800
Financials 9.34%
JPMorgan Chase & Co.	21,569,000	2,084,428
CME Group Inc., Class A	9,740,400	1,618,660
B3 SA - Brasil, Bolsa, Balcao	63,238,000	769,056
Zurich Insurance Group AG	1,685,000	619,427
The Blackstone Group Inc., Class A	10,709,252	570,589
BlackRock, Inc.	901,900	518,602
Citigroup Inc.	8,385,000	419,334
PNC Financial Services Group, Inc.	3,873,000	413,133
Synchrony Financial	14,748,551	326,386
Progressive Corp.	3,299,105	298,041
Bank of Nova Scotia (CAD denominated)	7,050,000	289,537
Apollo Global Management, Inc., Class A	5,380,000	264,158
KeyCorp	20,857,000	250,493
Ares Management Corp., Class A	5,143,000	205,411
Toronto-Dominion Bank (CAD denominated)	3,896,000	172,396
Carlyle Group Inc.	5,793,649	164,945
BB Seguridade Participações SA	27,919,000	148,946
Truist Financial Corp.	3,529,000	132,196
Macquarie Group Ltd.	1,282,000	113,108
Regions Financial Corp.	10,204,000	110,816
Bank of America Corp.	3,705,000	92,180
AXA SA	3,345,000	66,448
Legal & General Group PLC	23,185,000	64,947
CIT Group Inc.	3,420,423	64,885
Principal Financial Group, Inc.	1,500,000	63,645
Power Corp. of Canada, subordinate voting shares	3,441,000	61,064
Hang Seng Bank Ltd.	3,791,000	59,627
Sberbank of Russia PJSC (ADR)4	4,755,000	56,656

The Income Fund of America — Page 1 of 42

Common stocks (continued) Financials (continued)	Shares	Value (000)
Ping An Insurance (Group) Company of China, Ltd., Class H	4,977,500	$52,727
BOC Hong Kong (Holdings) Ltd.	16,040,000	44,703
The Bank of N.T. Butterfield & Son Ltd.	300,000	7,809
St. James’s Place PLC	466,000	5,747
AURELIUS Equity Opportunities SE & Co. KGaA, non-registered shares4	150,000	2,297
		10,132,397
Information technology 8.89%
Microsoft Corp.	12,736,054	2,611,019
Taiwan Semiconductor Manufacturing Company, Ltd.	140,735,500	2,044,171
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	1,855,000	146,341
Broadcom Inc.	5,190,912	1,644,221
QUALCOMM Inc.	8,071,000	852,378
Texas Instruments Inc.	5,015,000	639,663
International Business Machines Corp.	3,855,000	473,934
NortonLifeLock Inc.	18,483,359	396,468
Tokyo Electron Ltd.	740,000	201,332
Edenred SA	3,433,774	170,408
Vanguard International Semiconductor Corp.	36,705,886	119,285
Paychex, Inc.	1,657,000	119,172
Western Union Company	4,730,121	114,847
Maxim Integrated Products, Inc.	960,000	65,366
Cisco Systems, Inc.	1,100,000	51,810
		9,650,415
Consumer staples 8.43%
Philip Morris International Inc.	27,383,500	2,103,327
Altria Group, Inc.	29,422,000	1,210,715
General Mills, Inc.	14,522,500	918,839
Procter & Gamble Company	6,614,000	867,228
Coca-Cola Company	17,586,937	830,807
British American Tobacco PLC	23,861,300	788,513
Kellogg Co.	10,740,000	740,953
Unilever PLC	10,095,000	604,292
Unilever PLC (ADR)	900,000	54,432
Nestlé SA	4,237,617	500,887
Archer Daniels Midland Co.	3,300,000	141,339
Colgate-Palmolive Co.	1,669,519	128,887
Conagra Brands, Inc.	2,548,100	95,426
Walgreens Boots Alliance, Inc.	2,186,000	88,992
Anheuser-Busch InBev SA/NV	1,255,300	68,197
		9,142,834
Industrials 6.66%
Lockheed Martin Corp.	4,081,000	1,546,577
United Parcel Service, Inc., Class B	6,058,000	864,840
BAE Systems PLC	98,010,000	628,902
Illinois Tool Works Inc.	3,016,000	557,930
PACCAR Inc.	5,986,723	509,350
Kone OYJ, Class B	6,265,000	496,222
Norfolk Southern Corp.	2,532,453	486,763
Emerson Electric Co.	7,115,000	441,201
Honeywell International Inc.	2,528,500	377,682
Hubbell Inc.	2,580,000	348,223
AB Volvo, Class B4	19,230,000	330,491

The Income Fund of America — Page 2 of 42

Common stocks (continued) Industrials (continued)	Shares	Value (000)
Raytheon Technologies Corp.	3,800,000	$215,384
Watsco, Inc.	565,000	133,379
Johnson Controls International PLC	2,833,000	109,014
General Dynamics Corp.	400,000	58,696
Cummins Inc.	300,000	57,978
Caterpillar Inc.	400,000	53,152
Coor Service Management Holding AB4	1,200,000	9,485
Eaton Corp. PLC	53,100	4,945
		7,230,214
Real estate 6.56%
Digital Realty Trust, Inc. REIT	10,449,000	1,677,482
Crown Castle International Corp. REIT	9,477,488	1,579,897
Iron Mountain Inc. REIT1	18,660,000	526,025
Gaming and Leisure Properties, Inc. REIT1	13,558,136	490,940
Prologis, Inc. REIT	4,560,000	480,715
Public Storage REIT	1,618,500	323,506
Shimao Group Holdings Ltd.	71,784,000	304,260
China Overseas Land & Investment Ltd.	83,661,321	254,752
American Tower Corp. REIT	969,731	253,478
Camden Property Trust REIT	2,580,285	234,316
Link Real Estate Investment Trust REIT	20,108,733	156,064
Lamar Advertising Co. REIT, Class A	2,353,322	154,684
Longfor Group Holdings Ltd.	29,723,000	146,883
CIFI Holdings (Group) Co., Ltd.	124,814,437	112,087
MGM Growth Properties LLC REIT, Class A	3,874,927	105,941
Simon Property Group, Inc. REIT	1,693,500	105,590
Extra Space Storage Inc. REIT	983,000	101,583
Federal Realty Investment Trust REIT	700,000	53,410
Equity Residential REIT	863,800	46,326
Brookfield Property Partners LP	550,000	6,155
		7,114,094
Utilities 5.18%
Enel SpA	160,187,535	1,458,407
DTE Energy Company	8,560,530	989,854
Brookfield Infrastructure Partners LP1	16,233,823	678,586
AES Corp.1	37,259,200	567,458
Public Service Enterprise Group Inc.	9,074,000	507,600
National Grid PLC	30,374,000	357,995
Duke Energy Corp.	3,410,000	288,963
American Electric Power Company, Inc.	2,000,000	173,760
Dominion Energy, Inc.	2,070,595	167,780
Guangdong Investment Ltd.	76,324,000	123,295
ContourGlobal PLC	25,073,723	67,941
EDP - Energias de Portugal, SA	13,356,000	67,415
Southern Co.	1,000,000	54,610
NTPC Ltd.	35,844,417	41,684
Xcel Energy Inc.	598,382	41,312
SSE PLC	1,694,149	28,851
Vistra Corp.	69,735	1,301
Brookfield Infrastructure Corp., Class A, subordinate voting shares	27,778	1,266
		5,618,078

The Income Fund of America — Page 3 of 42

Common stocks (continued) Materials 3.84%	Shares	Value (000)
Rio Tinto PLC	16,163,600	$976,449
Air Products and Chemicals, Inc.	2,696,571	772,918
Dow Inc.	12,153,166	499,009
LyondellBasell Industries NV	7,464,000	466,649
BASF SE	5,500,000	303,269
Packaging Corp. of America	3,096,566	297,642
BHP Group PLC	8,748,000	189,516
CF Industries Holdings, Inc.	5,150,000	161,350
Huntsman Corp.	6,800,000	125,800
WestRock Co.	4,000,000	107,440
Vale SA, ordinary nominative	7,287,800	84,815
Nucor Corp.	1,653,000	69,343
Fortescue Metals Group Ltd.	4,300,000	53,486
Polymetal International PLC	1,803,000	44,724
CRH PLC	261,656	9,481
Hexion Holdings Corp., Class B4	320,375	2,131
		4,164,022
Communication services 3.41%
Verizon Communications Inc.	32,518,200	1,869,146
SoftBank Corp.	53,911,065	720,393
Koninklijke KPN NV1	214,668,139	554,793
Advanced Info Service PCL, foreign registered	33,110,000	196,435
HKBN Ltd.1	66,072,000	122,079
BCE Inc. (CAD denominated)	2,442,600	102,412
TELUS Corp.	5,600,409	97,128
Shaw Communications Inc., Class B, nonvoting shares	2,014,178	36,842
Cumulus Media Inc., Class A4	217,442	855
iHeartMedia, Inc., Class A4	64,955	543
Clear Channel Outdoor Holdings, Inc.4	152,827	140
Adelphia Recovery Trust, Series ACC-12,3,4	9,913,675	5
		3,700,771
Consumer discretionary 3.15%
Home Depot, Inc.	4,423,500	1,174,395
Target Corp.	7,010,000	882,419
Darden Restaurants, Inc.	3,346,000	253,962
General Motors Company	7,544,500	187,783
Las Vegas Sands Corp.	3,967,000	173,120
Wynn Macau, Ltd.	80,384,000	140,848
Domino’s Pizza Group PLC1	30,671,123	127,913
Industria de Diseño Textil, SA	4,560,000	120,965
Sands China Ltd.	25,097,800	97,149
Peugeot SA4	4,760,000	76,480
Restaurant Brands International Inc.	1,306,800	73,860
Nordstrom, Inc.	4,241,800	58,070
Hasbro, Inc.	750,000	54,570
		3,421,534
Energy 1.99%
Chevron Corp.	10,063,500	844,730
BP PLC	95,217,000	342,944
BP PLC (ADR)	1,014,660	22,363
TC Energy Corp. (CAD denominated)	6,734,700	306,957
Enbridge Inc.	6,993,920	223,805

The Income Fund of America — Page 4 of 42

Common stocks (continued) Energy (continued)	Shares	Value (000)
Inter Pipeline Ltd.	13,457,680	$126,092
Baker Hughes Co., Class A	7,290,000	112,922
Occidental Petroleum Corp.	5,120,000	80,589
Exxon Mobil Corp.	1,096,000	46,120
Helmerich & Payne, Inc.	1,360,000	24,249
Ascent Resources - Utica, LLC, Class A1,2,3,4,5	110,214,618	22,043
Tribune Resources, LLC2,3,4	3,935,815	2,519
Weatherford International4	1,172,205	2,028
McDermott International, Inc.4	156,914	557
Mesquite Energy, Inc.2,3,4	25,913	194
Tapstone Energy, LLC2,3,4,6	66,043	1
Sable Permian Resources, LLC, unit2,3,4	96,515,980	—7
		2,158,113
Total common stocks (cost: $55,191,155,000)		72,643,272
Preferred securities 0.29% Financials 0.21%
Citigroup Inc., 7.68% preferred shares	2,245,277	60,623
Citigroup Inc., Series K, noncumulative, preferred depositary shares	2,145,767	60,081
PNC Financial Services Group, Inc., Series P, noncumulative, preferred depositary shares	2,000,000	54,280
Goldman Sachs Group, Inc., Series J, 5.50% preferred depositary shares	1,200,000	32,316
Wells Fargo & Company, Series Q, Class A, 5.85% noncumulative, preferred depositary shares	555,913	14,026
		221,326
Information technology 0.08%
Samsung Electronics Co., Ltd., nonvoting preferred shares	2,140,000	88,912
Consumer discretionary 0.00%
Neiman Marcus Group, Inc., preferred shares4,6	1,683,792	1,507
Total preferred securities (cost: $283,140,000)		311,745
Rights & warrants 0.01% Energy 0.01%
Occidental Petroleum Corp., warrants, expire 20274,8	640,000	3,584
McDermott International, Inc., warrants, expire 20272,3,4	663,191	63
Ultra Petroleum Corp., warrants, expire 20254	499,240	18
Tribune Resources, LLC, Class A, warrants, expire 20232,3,4	1,778,694	—7
Tribune Resources, LLC, Class B, warrants, expire 20232,3,4	1,383,428	—7
Tribune Resources, LLC, Class C, warrants, expire 20232,3,4	948,600	—7
		3,665
Utilities 0.00%
EDP - Energias de Portugal, SA, rights, expire 20204	13,356,000	1,356
Industrials 0.00%
Associated Materials, LLC, warrants, expire 20232,3,4	328,867	—7
Total rights & warrants (cost: $908,000)		5,021

The Income Fund of America — Page 5 of 42

Convertible stocks 1.00% Health care 0.50%	Shares	Value (000)
Danaher Corp., Series A, cumulative convertible preferred shares, 4.75% 2022	150,000	$212,868
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023	82,100	100,576
Becton, Dickinson and Co., Series B, convertible preferred shares, 6.00% 2023	2,950,000	177,885
Boston Scientific Corp., Series A, convertible preferred shares, 5.50% 2023	449,460	50,470
		541,799
Utilities 0.19%
NextEra Energy, Inc., units, convertible preferred shares, 5.279% 2023	3,420,300	165,680
DTE Energy Co., units, convertible preferred shares, 6.25% 2022	902,600	40,698
		206,378
Information technology 0.16%
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	150,000	171,136
Consumer discretionary 0.07%
Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023	700,288	71,576
Real estate 0.05%
Crown Castle International Corp. REIT, Series A, convertible preferred shares, 6.875% 2020	37,194	53,745
Consumer staples 0.03%
Bunge Ltd., convertible preferred shares, 4.875%	322,700	30,492
Industrials 0.00%
Associated Materials, LLC, convertible preferred shares, 14.00% 20202,3	23,150	2,622
Total convertible stocks (cost: $953,204,000)		1,077,748
Convertible bonds & notes 0.00% Energy 0.00%	Principal amount (000)
Mesquite Energy Inc. 15.00% 20232,3,6	$ 461	461
Total convertible bonds & notes (cost: $461,000)		461
Bonds, notes & other debt instruments 28.01% Corporate bonds, notes & loans 14.51% Financials 2.46%
ACE INA Holdings Inc. 2.30% 2020	4,485	4,500
ACE INA Holdings Inc. 2.875% 2022	765	805
ACE INA Holdings Inc. 3.35% 2026	765	879
Advisor Group Holdings, LLC 6.25% 20286	21,370	21,691
AerCap Holdings NV 4.50% 2023	10,000	10,200
AerCap Holdings NV 6.50% 2025	4,315	4,635
AG Merger Sub II, Inc. 10.75% 20276	25,290	25,744
Alliant Holdings Intermediate, LLC 6.75% 20276	19,786	21,056
Ally Financial Inc. 4.25% 2021	21,955	22,327
Ally Financial Inc. 8.00% 2031	13,370	18,526
Ally Financial Inc. 8.00% 2031	4,276	5,768
American International Group, Inc. 2.50% 2025	25,000	26,764

The Income Fund of America — Page 6 of 42

Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
American International Group, Inc. 3.40% 2030	$12,000	$13,421
American International Group, Inc. 4.375% 2050	10,183	12,599
AssuredPartners, Inc. 8.00% 20276	17,850	18,895
AXA Equitable Holdings, Inc. 5.00% 2048	4,400	5,554
Bank of America Corp. 5.00% 2021	3,500	3,627
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)9	10,000	10,720
Bank of America Corp. 4.20% 2024	2,275	2,552
Bank of America Corp. 2.456% 2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)9	6,314	6,703
Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)9	42,948	43,543
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)9	15,943	18,037
Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)9	52,664	53,698
Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)9	6,481	6,895
Bank of America Corp. 2.592% 2031 (USD-SOFR + 2.15% on 4/29/2030)9	6,407	6,894
Bank of Nova Scotia 1.625% 2023	8,000	8,249
Berkshire Hathaway Finance Corp. 4.20% 2048	9,020	12,297
BNP Paribas 2.819% 2025 (3-month USD-LIBOR + 1.111% on 11/19/2024)6,9	5,750	6,111
BNP Paribas 3.375% 20256	22,125	24,155
BNP Paribas 2.219% 2026 (USD-SOFR + 2.074% on 6/9/2025)6,9	22,950	23,885
CIT Group Inc. 4.125% 2021	3,075	3,094
CIT Group Inc. 3.929% 2024 (USD-SOFR + 3.827% on 6/19/2023)9	18,745	18,768
CIT Group Inc. 5.25% 2025	5,659	6,069
Citigroup Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)9	28,440	30,965
Citigroup Inc. 4.60% 2026	3,875	4,502
Citigroup Inc. 3.668% 20289	2,100	2,389
Citigroup Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)9	7,012	7,691
Citigroup Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)9	43,558	46,318
Citigroup Inc. 4.412% 2031 (USD-SOFR + 3.914% on 3/31/2030)9	8,800	10,737
Citigroup Inc., Series A, junior subordinated, 5.95% (3-month USD-LIBOR + 4.068% on 1/30/2023)9	100	104
CME Group Inc. 3.75% 2028	6,875	8,327
Commonwealth Bank of Australia 3.35% 2024	800	882
Commonwealth Bank of Australia 3.35% 20246	675	744
Compass Diversified Holdings 8.00% 20266	41,728	44,172
Credit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)6,9	10,675	10,998
Credit Suisse AG (New York Branch) 2.95% 2025	4,375	4,804
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)6,9	4,750	4,964
Credit Suisse Group AG 3.80% 2023	14,925	16,120
Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)6,9	1,275	1,335
Credit Suisse Group AG 2.193% 2026 (USD-SOFR + 2.044% on 6/5/2025)6,9	13,800	14,238
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)6,9	1,975	2,222
Credit Suisse Group AG 4.194% 20316,9	10,408	12,181
Danske Bank AS 3.875% 20236	9,604	10,348
Deutsche Bank AG 3.15% 2021	8,452	8,531
Deutsche Bank AG 3.375% 2021	1,825	1,853
Deutsche Bank AG 4.25% 2021	29,900	30,341
Deutsche Bank AG 4.25% 2021	725	749
Deutsche Bank AG 3.30% 2022	460	476
Deutsche Bank AG 5.00% 2022	3,875	4,067
Deutsche Bank AG 3.95% 2023	6,395	6,734
Deutsche Bank AG 3.70% 2024	9,475	10,021
Deutsche Bank AG 3.70% 2024	3,175	3,360
Deutsche Bank AG 3.961% 2025 (USD-SOFR + 2.581% on 11/26/2024)9	101,886	108,764
Deutsche Bank AG 4.10% 2026	33,123	35,523
Deutsche Bank AG 4.10% 2026	834	895
Fairstone Financial Inc. 7.875% 20246	14,921	15,115

The Income Fund of America — Page 7 of 42

Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Fifth Third Bancorp 1.625% 2023	$1,075	$1,106
Fifth Third Bancorp 2.55% 2027	6,875	7,487
FS Energy and Power Fund 7.50% 20236	28,615	25,250
GE Capital Funding, LLC 4.05% 20276	12,418	13,224
GE Capital Funding, LLC 4.40% 20306	23,000	24,265
Goldman Sachs Group, Inc. 5.75% 2022	20,000	21,525
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)9	10,904	11,370
Goldman Sachs Group, Inc. 3.272% 2025 (3-month USD-LIBOR + 1.201% on 9/29/2024)9	3,279	3,580
Goldman Sachs Group, Inc. 3.691% 2028 (3-month USD-LIBOR + 1.51% on 6/5/2027)9	8,000	9,125
Goldman Sachs Group, Inc. 2.60% 2030	8,459	9,087
Groupe BPCE SA 5.70% 20236	21,170	23,822
Groupe BPCE SA 5.15% 20246	13,815	15,509
HSBC Holdings PLC 4.25% 2024	9,000	9,823
HSBC Holdings PLC 2.099% 2026 (USD-SOFR + 1.929% on 6/4/2025)9	28,000	28,631
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)9	5,750	6,713
HUB International Ltd. 7.00% 20266	28,461	29,841
HUB International Ltd., Term Loan B, (1-month USD-LIBOR + 4.00%) 5.00% 202510,11	5,970	5,993
Icahn Enterprises Finance Corp. 6.25% 2022	29,020	29,501
Icahn Enterprises Finance Corp. 5.25% 2027	8,205	8,477
Intesa Sanpaolo SpA 6.50% 20216	3,600	3,694
Intesa Sanpaolo SpA 3.125% 20226	11,300	11,605
Intesa Sanpaolo SpA 3.375% 20236	9,360	9,700
Intesa Sanpaolo SpA 3.25% 20246	1,730	1,820
Intesa Sanpaolo SpA 5.017% 20246	149,555	157,447
Intesa Sanpaolo SpA 5.71% 20266	43,165	47,009
Intesa Sanpaolo SpA 3.875% 20276	9,300	9,868
Intesa Sanpaolo SpA 3.875% 20286	2,820	3,006
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)9	5,400	5,820
JPMorgan Chase & Co. 3.875% 2024	450	503
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)9	800	847
JPMorgan Chase & Co. 2.005% 2026 (USD-SOFR + 1.585% on 3/13/2025)9	68,781	71,817
JPMorgan Chase & Co. 2.182% 2028 (USD-SOFR + 1.89% on 6/1/2027)9	12,975	13,638
JPMorgan Chase & Co. 3.54% 2028 (3-month USD-LIBOR + 1.38% on 5/1/2027)9	1,013	1,150
JPMorgan Chase & Co. 2.739% 2030 (USD-SOFR + 1.51% on 10/15/2029)9	3,572	3,900
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)9	16,843	18,206
JPMorgan Chase & Co., Series I, junior subordinated, 3.738% (3-month USD-LIBOR + 3.47% on 7/30/2020)9	36,549	35,092
JPMorgan Chase & Co., Series Z, junior subordinated, 4.487% (3-month USD-LIBOR + 3.80% on 11/2/2020)9	30,000	29,625
JPMorgan Chase & Co., Series S, junior subordinated, 6.75% (3-month USD-LIBOR + 3.78% on 2/1/2024)9	25,901	28,716
Ladder Capital Corp. 4.25% 20276	10,834	9,182
Liberty Mutual Group Inc. 4.25% 20236	971	1,067
Liberty Mutual Group Inc. 4.569% 20296	3,429	4,181
Lloyds Banking Group PLC 4.05% 2023	6,000	6,580
Lloyds Banking Group PLC 4.582% 2025	7,000	7,914
Lloyds Banking Group PLC 2.438% 2026 (UST Yield Curve Rate T Note Constant Maturity 1-year + 1.00% on 2/5/2025)9	5,600	5,883
Lloyds Banking Group PLC 4.375% 2028	3,950	4,698
LPL Financial Holdings Inc. 4.625% 20276	30,125	31,123
Mitsubishi UFJ Financial Group, Inc. 1.412% 2025	17,175	17,591
Morgan Stanley 3.70% 2024	1,835	2,051
Morgan Stanley 2.188% 2026 (USD-SOFR + 1.99% on 4/28/2025)9	7,411	7,817
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)9	27,185	29,658
MSCI Inc. 5.375% 20276	10,775	11,789
MSCI Inc. 4.00% 20296	19,500	20,995
MSCI Inc. 3.875% 20316	12,600	13,702

The Income Fund of America — Page 8 of 42

Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
National Financial Partners Corp. 6.875% 20286	$15,185	$15,280
National Rural Utilities Cooperative Finance Corp. 3.70% 2029	3,520	4,209
Nationwide Mutual Insurance Co. (3-month USD-LIBOR + 2.29%) 2.603% 20246,11	8,150	8,133
Navient Corp. 6.50% 2022	10,790	11,303
Navient Corp. 5.50% 2023	52,135	53,601
Navient Corp. 7.25% 2023	2,700	2,856
Navient Corp. 5.875% 2024	1,665	1,711
Navient Corp. 6.125% 2024	29,925	31,066
Navient Corp. 5.00% 2027	16,025	15,368
Navient Corp. 5.625% 2033	4,340	3,695
Owl Rock Capital Corp. 4.625% 20246	8,600	8,599
Owl Rock Capital Corp. 3.75% 2025	11,280	11,204
PNC Financial Services Group, Inc. 2.854% 20229	8,395	8,853
PNC Financial Services Group, Inc. 3.90% 2024	3,000	3,349
PNC Financial Services Group, Inc., Series O, junior subordinated, 6.75% (3-month USD-LIBOR + 3.678% on 8/1/2021)9	80	81
Prudential Financial, Inc. 4.35% 2050	7,000	9,225
Prudential Financial, Inc., junior subordinated, 5.625% 2043 (3-month USD-LIBOR + 3.92% on 6/15/2023)9	1,850	2,007
Prudential Financial, Inc., junior subordinated, 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)9	4,000	4,734
Rabobank Nederland 2.75% 2022	2,825	2,923
Rabobank Nederland 4.375% 2025	9,000	10,225
Royal Bank of Canada 3.20% 2021	15,850	16,191
Royal Bank of Canada 1.15% 2025	12,367	12,610
Santander Holdings USA, Inc. 4.45% 2021	8,500	8,858
Santander Holdings USA, Inc. 3.70% 2022	10,500	10,908
Santander Holdings USA, Inc. 3.40% 2023	12,500	13,092
Santander Holdings USA, Inc. 3.50% 2024	11,250	12,063
Springleaf Finance Corp. 6.125% 2024	22,825	24,867
Starwood Property Trust, Inc. 3.625% 2021	11,360	11,259
Starwood Property Trust, Inc. 5.00% 2021	30,616	31,027
State Street Corp. 3.152% 2031 (USD-SOFR + 2.65% on 3/30/2025)6,9	2,625	3,038
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.582% on 4/2/2029)6,9	3,800	4,308
Synchrony Financial 2.85% 2022	7,075	7,239
Synchrony Financial 4.375% 2024	5,095	5,423
The Edelman Financial Center LLC, Term Loan, (3-month USD-LIBOR + 6.75%) 6.922% 202610,11	28,500	26,481
Toronto-Dominion Bank 1.15% 2025	28,000	28,649
Travelport Finance Luxembourg SARL, Term Loan, (3-month USD-LIBOR + 5.00%) 6.072% 202610,11	10,198	6,208
U.S. Bancorp 3.70% 2024	10,000	11,063
U.S. Bancorp 2.375% 2026	6,000	6,592
UBS Group AG 1.008% 2024 (UST Yield Curve Rate T Note Constant Maturity 5-year + 0.83 on 7/30/2023)6,9	10,700	10,759
UBS Group AG 4.125% 20256	4,425	5,087
UBS Group AG 1.364% 2027 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.08 on 1/30/2026)6,9	6,300	6,362
UniCredit SpA 3.75% 20226	27,048	27,918
UniCredit SpA 6.572% 20226	42,725	45,428
UniCredit SpA 4.625% 20276	1,730	1,920
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)6,9	35,929	38,733
UniCredit SpA 7.296% 2034 (5-year USD-ICE Swap + 4.914% on 4/2/2029)6,9	22,344	26,013
Wells Fargo & Company 4.60% 2021	25,000	25,705
Wells Fargo & Company 1.654% 2024 (USD-SOFR + 1.60% on 6/2/2023)9	19,150	19,528
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.82% on 10/30/2024)9	24,725	26,020
Wells Fargo & Company 2.164% 2026 (3-month USD-LIBOR + 0.75% on 2/11/2025)9	30,836	32,164
Wells Fargo & Company 2.188% 2026 (USD-SOFR + 2.00% on 4/30/2025)9	28,039	29,299
Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)9	11,675	12,277

The Income Fund of America — Page 9 of 42

Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Wells Fargo & Company 3.584% 2028 (3-month USD-LIBOR + 1.31% on 5/15/2027)9	$281	$315
Wells Fargo & Company 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)9	7,015	7,634
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)9	29,569	31,422
Wells Fargo & Company 5.013% 2051 (3-month USD-LIBOR + 4.24% on 4/4/2050)9	15,407	22,335
Westpac Banking Corp. 2.894% 2030 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.35% on 2/4/2025)9	7,000	7,237
		2,665,608
Consumer discretionary 2.05%
Adient US LLC 9.00% 20256	2,298	2,564
Allied Universal Holdco LLC 6.625% 20266	16,985	18,195
Allied Universal Holdco LLC 9.75% 20276	21,000	23,378
Amazon.com, Inc. 2.50% 2050	9,210	10,082
Amazon.com, Inc. 2.70% 2060	8,300	9,188
AutoNation, Inc. 4.75% 2030	7,275	8,444
Boyd Gaming Corp. 8.625% 20256	1,765	1,948
Boyd Gaming Corp. 4.75% 20276	18,340	17,669
Carnival Corp. 3.95% 2020	11,290	11,205
Carnival Corp. 11.50% 20236	27,245	29,690
Carnival Corp. 10.50% 20266	8,095	8,400
Cedar Fair LP/Canadas Wonderland Co/Magnum Management Corp/Millennium Operations LLC, 5.50% 20256	14,400	14,724
Cedar Fair, LP 5.25% 2029	6,275	5,939
Churchill Downs Inc. 4.75% 20286	23,700	24,229
Cirsa Gaming Corp. SA 7.875% 20236	1,770	1,655
Colt Merger Sub, Inc. 5.75% 20256	5,020	5,233
Colt Merger Sub, Inc. 6.25% 20256	13,195	13,833
DaimlerChrysler North America Holding Corp. 3.40% 20226	2,525	2,616
DaimlerChrysler North America Holding Corp. 1.75% 20236	17,000	17,395
DaimlerChrysler North America Holding Corp. 3.65% 20246	9,360	10,168
DaimlerChrysler North America Holding Corp. 3.30% 20256	2,000	2,177
Dana Inc. 5.625% 2028	15,970	16,795
Ford Motor Co. 8.50% 2023	12,074	13,423
Ford Motor Co. 9.00% 2025	4,696	5,539
Ford Motor Credit Co. 2.343% 2020	16,295	16,280
Ford Motor Credit Co. 3.157% 2020	6,177	6,177
Ford Motor Credit Co. 3.20% 2021	12,880	12,912
Ford Motor Credit Co. 3.336% 2021	10,000	10,038
Ford Motor Credit Co. 3.47% 2021	291	292
Ford Motor Credit Co. 3.813% 2021	18,008	18,237
Ford Motor Credit Co. 5.085% 2021	1,565	1,577
Ford Motor Credit Co. 5.875% 2021	2,185	2,246
Ford Motor Credit Co. 3.219% 2022	229	227
Ford Motor Credit Co. 3.339% 2022	35,754	36,112
Ford Motor Credit Co. 5.596% 2022	5,875	6,115
Ford Motor Credit Co. 3.087% 2023	81,124	80,946
Ford Motor Credit Co. 3.096% 2023	43,399	43,128
Ford Motor Credit Co. 4.14% 2023	6,025	6,161
Ford Motor Credit Co. 4.375% 2023	17,336	17,982
Ford Motor Credit Co. 3.664% 2024	39,366	39,698
Ford Motor Credit Co. 3.81% 2024	30,836	31,192
Ford Motor Credit Co. 4.063% 2024	10,000	10,242
Ford Motor Credit Co. 5.584% 2024	19,490	20,734
Ford Motor Credit Co. 5.125% 2025	46,910	50,080

The Income Fund of America — Page 10 of 42

Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co. 4.542% 2026	$5,590	$5,765
Ford Motor Credit Co. 4.271% 2027	25,000	25,445
General Motors Company 5.40% 2023	1,066	1,176
General Motors Company 4.35% 2025	6,329	6,843
General Motors Company 6.125% 2025	10,602	12,374
General Motors Company 6.80% 2027	11,842	14,440
General Motors Company 5.00% 2035	11,070	12,204
General Motors Company 6.60% 2036	17,899	22,184
General Motors Company 6.25% 2043	11,362	13,546
General Motors Company 5.20% 2045	9,470	10,334
General Motors Company 6.75% 2046	21,033	25,394
General Motors Company 5.40% 2048	3,397	3,799
General Motors Company 5.95% 2049	23,921	28,690
General Motors Financial Company 3.15% 2022	75	77
General Motors Financial Company 3.45% 2022	3,500	3,593
General Motors Financial Company 3.55% 2022	8,518	8,853
General Motors Financial Company 3.25% 2023	16,226	16,790
General Motors Financial Company 3.70% 2023	5,111	5,338
General Motors Financial Company 5.20% 2023	22,663	24,669
General Motors Financial Company 3.50% 2024	9,404	9,889
General Motors Financial Company 5.10% 2024	10,611	11,651
General Motors Financial Company 2.75% 2025	6,908	7,132
General Motors Financial Company 4.00% 2025	1,760	1,874
General Motors Financial Company 4.30% 2025	534	582
General Motors Financial Company 4.00% 2026	2,000	2,143
General Motors Financial Company 5.25% 2026	4,938	5,591
Hanesbrands Inc. 4.625% 20246	16,350	17,336
Hanesbrands Inc. 5.375% 20256	7,170	7,717
Hanesbrands Inc. 4.875% 20266	33,027	36,061
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625% 20256	2,595	2,647
Hilton Worldwide Holdings Inc. 4.875% 2030	16,185	17,031
Home Depot, Inc. 3.90% 2028	1,150	1,402
Home Depot, Inc. 2.95% 2029	10,700	12,286
Home Depot, Inc. 5.95% 2041	12,500	20,042
Home Depot, Inc. 4.50% 2048	601	851
Hyundai Capital America 3.45% 20216	21,325	21,585
Hyundai Capital America 3.75% 20216	5,000	5,111
Hyundai Capital America 2.85% 20226	8,235	8,466
Hyundai Capital America 3.10% 20226	9,720	9,993
Hyundai Capital America 3.25% 20226	11,817	12,228
Hyundai Capital America 3.95% 20226	8,000	8,308
Hyundai Capital America 2.375% 20236	21,815	22,257
Hyundai Capital America 5.75% 20236	5,000	5,519
Hyundai Capital America 2.65% 20256	28,554	29,278
Hyundai Capital America 5.875% 20256	5,000	5,853
Hyundai Capital America 3.00% 20276	22,765	23,582
International Game Technology PLC 6.25% 20226	2,888	3,025
International Game Technology PLC 6.50% 20256	10,460	11,303
International Game Technology PLC 5.25% 20296	4,295	4,396
Levi Strauss & Co. 5.00% 2025	9,130	9,370
Limited Brands, Inc. 6.625% 2021	15,000	15,579
Macy’s, Inc. 8.375% 20256	6,125	6,422
Magna International Inc. 2.45% 2030	15,825	16,833
Mattel, Inc. 6.75% 20256	12,825	13,749

The Income Fund of America — Page 11 of 42

Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Melco International Development Ltd. 5.75% 20286	$21,340	$21,700
Merlin Entertainment 5.75% 20266	6,910	6,589
MGM Growth Properties LLC 4.625% 20256	5,920	6,229
MGM Resorts International 7.75% 2022	32,150	34,260
MGM Resorts International 6.00% 2023	10,385	10,879
MGM Resorts International 5.50% 2027	6,617	6,659
NCL Corp. Ltd. 3.625% 20246	13,060	8,656
Neiman Marcus Group Ltd. LLC 8.00% 20246,12	10,913	600
Neiman Marcus Group Ltd. LLC 8.75% 20246,12	9,786	734
Neiman Marcus Group Ltd. LLC 14.00% 2024 (42.86% PIK)6,12,13	13,858	4,019
Neiman Marcus Group Ltd. LLC, Term Loan, (1-month USD-LIBOR + 12.75%) 14.00% 20202,3,10,11	3,695	3,695
Neiman Marcus Group Ltd. LLC, Term Loan B, (3-month USD-LIBOR + 6.00%) 8.00% 2023 (12.50% PIK)10,11,12,13	11,833	2,308
Newell Rubbermaid Inc. 4.35% 2023	27,926	29,758
Newell Rubbermaid Inc. 4.875% 2025	6,570	7,153
Newell Rubbermaid Inc. 4.70% 2026	43,867	47,562
Newell Rubbermaid Inc. 5.875% 20369	1,010	1,146
Nissan Motor Co., Ltd. 2.60% 20226	9,910	9,848
NMG Finco PLC 5.75% 20226	7,575	6,515
Panther BF Aggregator 2, LP 6.25% 20266	11,992	12,855
Panther BF Aggregator 2, LP 8.50% 20276	17,985	18,932
PetSmart, Inc. 7.125% 20236	74,190	75,029
PetSmart, Inc. 5.875% 20256	41,069	42,198
PetSmart, Inc. 8.875% 20256	85,075	88,159
PetSmart, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 4.00% 202210,11	23,150	23,013
Royal Caribbean Cruises Ltd. 10.875% 20236	7,895	8,326
Sally Holdings LLC and Sally Capital Inc. 5.50% 2023	1,350	1,368
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	24,705	25,400
Sally Holdings LLC and Sally Capital Inc. 8.75% 20256	10,311	11,671
Sands China Ltd. 3.80% 20266	8,325	8,704
Scientific Games Corp. 5.00% 20256	16,767	16,660
Scientific Games Corp. 8.625% 20256	28,275	28,424
Scientific Games Corp. 8.25% 20266	41,025	41,160
Scientific Games Corp. 7.00% 20286	10,994	10,133
Scientific Games Corp. 7.25% 20296	16,910	15,501
Service Corp. International 5.375% 2024	9,727	9,945
Six Flags Entertainment Corp. 4.875% 20246	33,965	32,315
Six Flags Theme Parks Inc. 7.00% 20256	3,500	3,764
Staples, Inc. 7.50% 20266	38,890	34,187
Starbucks Corp. 3.50% 2050	4,090	4,609
Station Casinos LLC 4.50% 20286	4,855	4,360
The William Carter Co. 5.50% 20256	3,949	4,209
Toyota Motor Credit Corp. 3.05% 2028	4,050	4,627
Toyota Motor Credit Corp. 3.375% 2030	3,831	4,558
Vail Resorts, Inc. 6.25% 20256	6,270	6,764
VICI Properties LP 4.625% 20296	6,465	6,815
VICI Properties LP / VICI Note Co. Inc. 3.50% 20256	4,085	4,146
VICI Properties LP / VICI Note Co. Inc. 3.75% 20276	8,450	8,528
VICI Properties LP / VICI Note Co. Inc. 4.125% 20306	8,325	8,435
Volkswagen Group of America Finance, LLC 4.00% 20216	8,028	8,364
Volkswagen Group of America Finance, LLC 2.70% 20226	9,202	9,570
Volkswagen Group of America Finance, LLC 2.90% 20226	4,860	5,042
Volkswagen Group of America Finance, LLC 3.125% 20236	5,911	6,276
Volkswagen Group of America Finance, LLC 4.25% 20236	9,365	10,353

The Income Fund of America — Page 12 of 42

Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Volkswagen Group of America Finance, LLC 2.85% 20246	$4,870	$5,218
Volkswagen Group of America Finance, LLC 3.35% 20256	6,326	6,910
Volkswagen Group of America Finance, LLC 4.625% 20256	8,601	10,017
Volkswagen Group of America Finance, LLC 3.20% 20266	8,003	8,795
Volkswagen Group of America Finance, LLC 4.75% 20286	2,000	2,406
William Carter Co. 5.625% 20276	3,245	3,465
Wyndham Worldwide Corp. 5.375% 20266	14,745	15,083
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 20236	20,188	18,964
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 20276	6,715	5,993
Wynn Resorts Ltd. 7.75% 20256	13,805	14,519
Wynn Resorts Ltd. 5.125% 20296	8,304	7,961
		2,225,512
Health care 1.98%
Abbott Laboratories 3.75% 2026	3,539	4,169
AbbVie Inc. 3.45% 20226	8,300	8,636
AbbVie Inc. 2.60% 20246	6,000	6,422
AbbVie Inc. 2.95% 20266	2,890	3,192
AbbVie Inc. 4.55% 20356	6,750	8,627
AbbVie Inc. 4.30% 2036	1,003	1,234
AbbVie Inc. 4.75% 20456	1,203	1,554
AdaptHealth, LLC 6.125% 20286	1,720	1,797
Amgen Inc. 2.20% 2027	2,915	3,115
Anthem, Inc. 2.375% 2025	2,046	2,190
AstraZeneca PLC 3.375% 2025	4,500	5,113
Auris Luxembourg III SARL, Term Loan, (3-month USD-LIBOR + 3.75%) 3.911% 202610,11	21,208	19,600
Avantor Funding, Inc. 4.625% 20286	18,470	19,561
Avantor, Inc. 6.00% 20246	11,675	12,299
Bausch Health Companies Inc. 9.25% 20266	22,245	25,048
Bausch Health Companies Inc. 5.00% 20286	17,655	17,765
Bausch Health Companies Inc. 7.00% 20286	9,470	10,315
Bausch Health Companies Inc. 6.25% 20296	5,400	5,745
Bayer US Finance II LLC 3.875% 20236	11,375	12,452
Bayer US Finance II LLC 4.25% 20256	20,143	23,128
Bayer US Finance II LLC 4.40% 20446	13,090	15,558
Becton, Dickinson and Company 3.70% 2027	6,000	6,870
Boston Scientific Corp. 1.90% 2025	9,109	9,567
Boston Scientific Corp. 3.85% 2025	2,543	2,893
Bristol-Myers Squibb Company 2.90% 2024	830	905
Catalent Pharma Solutions Inc. 5.00% 20276	1,407	1,500
Centene Corp. 4.75% 2022	34,758	35,400
Centene Corp. 4.75% 2025	23,010	23,874
Centene Corp. 4.75% 2025	4,050	4,202
Centene Corp. 5.25% 20256	1,000	1,041
Centene Corp. 5.375% 20266	6,750	7,227
Centene Corp. 4.25% 2027	51,990	55,360
Centene Corp. 4.625% 2029	62,900	70,231
Centene Corp. 3.375% 2030	29,100	30,955
Charles River Laboratories International, Inc. 5.50% 20266	11,360	12,032
Charles River Laboratories International, Inc. 4.25% 20286	13,815	14,633
Cigna Corp. 4.80% 2038	3,830	5,087
CVS Health Corp. 4.30% 2028	4,310	5,124
DaVita HealthCare Partners Inc. 5.00% 2025	8,400	8,639
Eli Lilly and Co. 3.375% 2029	3,330	3,929

The Income Fund of America — Page 13 of 42

Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Encompass Health Corp. 4.50% 2028	$19,701	$20,621
Encompass Health Corp. 4.75% 2030	16,040	16,975
Endo Dac/ Endo Finance LLC/ Endo Finco, 9.50% 20276	21,012	22,693
Endo Dac/ Endo Finance LLC/ Endo Finco, 6.00% 20286	31,496	24,047
Endo International PLC 5.75% 20226	31,706	29,487
GlaxoSmithKline PLC 3.625% 2025	5,915	6,743
HCA Inc. 5.875% 2023	15,390	16,913
HCA Inc. 5.375% 2025	3,530	3,985
HCA Inc. 5.375% 2026	6,680	7,665
HCA Inc. 5.875% 2026	13,870	16,249
HCA Inc. 5.625% 2028	15,390	18,380
HealthSouth Corp. 5.75% 2024	8,960	9,083
HealthSouth Corp. 5.75% 2025	12,472	12,953
IMS Health Holdings, Inc. 5.00% 20266	24,700	26,151
Iqvia Inc. 5.00% 20276	8,320	8,896
Jaguar Holding Co. II 4.625% 20256	5,145	5,385
Jaguar Holding Co. II 5.00% 20286	7,050	7,517
Mallinckrodt PLC 5.75% 20226	2,335	409
Mallinckrodt PLC 10.00% 20256	116,555	114,224
Molina Healthcare, Inc. 5.375% 2022	44,040	46,340
Molina Healthcare, Inc. 4.875% 20256	23,879	24,503
Molina Healthcare, Inc. 4.375% 20286	4,840	5,147
Mylan Laboratories Inc. 3.15% 2021	4,403	4,494
Novartis Capital Corp. 2.00% 2027	3,090	3,310
Owens & Minor, Inc. 3.875% 2021	37,776	37,535
Owens & Minor, Inc. 4.375% 2024	14,729	13,899
Owens & Minor, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 4.671% 202510,11	10,812	10,149
Par Pharmaceutical Inc. 7.50% 20276	44,182	47,051
PAREXEL International Corp. 6.375% 20256	12,305	12,520
Pfizer Inc. 3.45% 2029	9,000	10,771
Radiology Partners, Inc. 9.25% 20286	16,555	16,679
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2023 (100% PIK)1,2,3,10,11,13	25,423	25,677
Select Medical Holdings Corp. 6.25% 20266	18,853	20,343
Shire PLC 2.40% 2021	11,086	11,310
Shire PLC 2.875% 2023	4,425	4,715
Sotera Health Holdings LLC, Term Loan, (3-months USD-LIBOR + 4.50%) 5.50% 202610,11	14,838	14,832
Surgery Center Holdings 10.00% 20276	8,950	9,522
Takeda Pharmaceutical Company, Ltd. 4.40% 2023	12,910	14,453
Takeda Pharmaceutical Company, Ltd. 2.05% 2030	4,259	4,397
Takeda Pharmaceutical Company, Ltd. 3.025% 2040	3,993	4,356
Team Health Holdings, Inc. 6.375% 20256	44,390	25,968
Team Health Holdings, Inc., Term Loan B, 3.75% 202410,11	8,666	6,933
Tenet Healthcare Corp. 4.625% 2024	29,166	29,851
Tenet Healthcare Corp. 4.875% 20266	84,580	88,581
Tenet Healthcare Corp. 5.125% 20276	2,895	3,084
Teva Pharmaceutical Finance Co. BV 2.20% 2021	4,593	4,569
Teva Pharmaceutical Finance Co. BV 2.80% 2023	142,097	138,081
Teva Pharmaceutical Finance Co. BV 6.00% 2024	109,417	115,963
Teva Pharmaceutical Finance Co. BV 7.125% 20256	30,880	33,952
Teva Pharmaceutical Finance Co. BV 3.15% 2026	46,895	42,902
Teva Pharmaceutical Finance Co. BV 6.75% 2028	192,275	213,776
Teva Pharmaceutical Finance Co. BV 4.10% 2046	66,410	56,876
UnitedHealth Group Inc. 4.45% 2048	5,000	7,035
Upjohn Inc. 2.30% 20276	2,447	2,580

The Income Fund of America — Page 14 of 42

Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Upjohn Inc. 2.70% 20306	$5,692	$6,084
Upjohn Inc. 3.85% 20406	4,111	4,695
Upjohn Inc. 4.00% 20506	5,968	6,832
Valeant Pharmaceuticals International, Inc. 5.875% 20236	1,183	1,184
Valeant Pharmaceuticals International, Inc. 5.50% 20256	13,550	14,075
Valeant Pharmaceuticals International, Inc. 6.125% 20256	93,162	96,283
Valeant Pharmaceuticals International, Inc. 9.00% 20256	16,475	18,225
Valeant Pharmaceuticals International, Inc. 8.50% 20276	5,175	5,765
Vizient Inc. 6.25% 20276	590	630
Zimmer Holdings, Inc. 3.15% 2022	9,455	9,822
		2,151,114
Energy 1.67%
American Energy-Permian Basin, LLC / AEPB Finance Corp. 12.00% 20246,12	11,484	345
Antero Resources Corp. 5.75% 20286	1,798	1,537
Apache Corp. 4.375% 2028	17,339	17,361
Apache Corp. 4.25% 2030	4,870	4,701
Apache Corp. 4.75% 2043	4,600	4,381
Apache Corp. 4.25% 2044	4,600	4,130
Apache Corp. 5.35% 2049	28,900	27,960
Ascent Resources - Utica LLC 10.00% 20221,6	2,705	2,244
Ascent Resources - Utica LLC 7.00% 20261,6	5,715	3,678
Baker Hughes, a GE Co. 4.486% 2030	4,895	5,828
BP Capital Markets PLC 3.00% 2050	4,660	5,046
California Resources Corp., Term Loan B, (3-month USD-LIBOR + 4.75%) 5.75% 202210,11,12	5,750	2,199
Canadian Natural Resources Ltd. 2.95% 2023	7,155	7,450
Canadian Natural Resources Ltd. 2.05% 2025	9,240	9,458
Canadian Natural Resources Ltd. 3.85% 2027	2,760	2,992
Canadian Natural Resources Ltd. 2.95% 2030	11,782	12,113
Canadian Natural Resources Ltd. 4.95% 2047	4,287	5,189
Cenovus Energy Inc. 3.00% 2022	946	956
Cenovus Energy Inc. 3.80% 2023	18,345	18,401
Cenovus Energy Inc. 5.375% 2025	4,220	4,230
Cenovus Energy Inc. 4.25% 2027	21,025	20,002
Cenovus Energy Inc. 5.25% 2037	1,730	1,590
Cenovus Energy Inc. 6.75% 2039	1,775	1,853
Cenovus Energy Inc. 5.40% 2047	7,523	6,781
Centennial Resource Production, LLC 6.875% 20276	2,615	1,191
Cheniere Energy Partners, LP 4.50% 2029	22,421	23,750
Cheniere Energy, Inc. 7.00% 2024	7,015	8,106
Cheniere Energy, Inc. 5.125% 2027	46,350	52,469
Cheniere Energy, Inc. 3.70% 20296	5,701	6,054
Chesapeake Energy Corp. 4.875% 2022	28,085	1,474
Chesapeake Energy Corp. 11.50% 20256,12	28,002	2,639
Chesapeake Energy Corp., Term Loan, (3-month USD-LIBOR + 8.00%) 9.00% 202410,11,12	26,328	13,190
Chevron Corp. 1.995% 2027	3,947	4,223
Chevron Corp. 2.236% 2030	4,345	4,704
Chevron Corp. 3.078% 2050	2,629	3,054
Comstock Resources, Inc. 9.75% 2026	11,022	11,055
Comstock Resources, Inc. 9.75% 2026	5,835	5,848
Concho Resources Inc. 4.30% 2028	14,440	16,400
CONSOL Energy Inc. 5.875% 2022	36,296	36,046
Convey Park Energy LLC 7.50% 20256	5,555	5,263
DCP Midstream Operating LP 4.95% 2022	14,735	15,063

The Income Fund of America — Page 15 of 42

Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Denbury Resources Inc. 9.00% 20216	$5,050	$2,145
Diamond Offshore Drilling, Inc. 7.875% 2025	2,650	303
Diamond Offshore Drilling, Inc. 4.875% 204312	52,991	5,999
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	33,265	38,235
Enbridge Energy Partners, LP 5.875% 2025	2,545	3,069
Enbridge Energy Partners, LP 5.50% 2040	1,200	1,507
Enbridge Energy Partners, LP 7.375% 2045	18,914	28,568
Enbridge Energy Partners, LP, Series B, 7.50% 2038	6,000	8,515
Enbridge Inc. 4.00% 2023	5,830	6,346
Enbridge Inc. 2.50% 2025	3,500	3,694
Endeavor Energy Resources, LP 6.625% 20256	9,125	9,601
Energy Transfer Operating, LP 5.875% 2024	629	694
Energy Transfer Operating, LP 2.90% 2025	9,203	9,317
Energy Transfer Operating, LP 3.75% 2030	16,115	15,967
Energy Transfer Operating, LP 5.00% 2050	44,202	44,013
Energy Transfer Partners, LP 4.50% 2024	2,170	2,314
Energy Transfer Partners, LP 4.75% 2026	8,000	8,686
Energy Transfer Partners, LP 4.20% 2027	7,263	7,602
Energy Transfer Partners, LP 4.95% 2028	9,400	10,051
Energy Transfer Partners, LP 6.125% 2045	7,449	7,775
Energy Transfer Partners, LP 5.30% 2047	8,944	8,808
Energy Transfer Partners, LP 6.00% 2048	8,153	8,604
Energy Transfer Partners, LP 6.25% 2049	5,891	6,361
Enterprise Products Operating LLC 3.20% 2052	1,212	1,209
EQM Midstream Partners, LP 4.125% 2026	2,793	2,721
EQM Midstream Partners, LP 6.50% 20276	20,680	22,831
EQM Midstream Partners, LP 5.50% 2028	9,262	9,623
EQT Corp. 3.00% 2022	35,175	35,014
EQT Corp. 7.875% 2025	16,935	18,694
EQT Corp. 8.75% 2030	3,820	4,428
Equinor ASA 1.75% 2026	6,967	7,282
Equinor ASA 3.625% 2028	5,265	6,233
Equinor ASA 3.25% 2049	7,583	8,710
Extraction Oil & Gas, Inc. 7.375% 20246,12	2,360	528
Extraction Oil & Gas, Inc. 5.625% 20266	18,300	3,908
Exxon Mobil Corp. 2.44% 2029	4,315	4,735
Exxon Mobil Corp. 2.61% 2030	5,000	5,522
Exxon Mobil Corp. 3.452% 2051	15,982	19,028
Genesis Energy, LP 6.50% 2025	10,650	9,898
Hess Midstream Partners LP 5.125% 20286	5,185	5,255
Jonah Energy LLC 7.25% 20256	15,680	2,004
Kinder Morgan Energy Partners, LP 5.00% 2043	20,000	24,099
Kinder Morgan, Inc. 4.30% 2028	20,098	23,469
Matador Resources Co. 5.875% 2026	3,265	2,493
MPLX LP 5.50% 2049	8,324	9,986
Murphy Oil Corp. 5.875% 2027	4,950	4,559
Nabors Industries Inc. 5.75% 2025	2,625	1,046
NGL Energy Partners LP 7.50% 2023	12,455	9,878
NGL Energy Partners LP 6.125% 2025	32,076	22,089
Noble Energy, Inc. 3.25% 2029	5,600	6,309
Noble Energy, Inc. 4.95% 2047	7,462	10,183
Noble Energy, Inc. 4.20% 2049	3,531	4,474
NuStar Logistics, LP 4.80% 2020	2,085	2,082
NuStar Logistics, LP 6.75% 20216	3,815	3,877

The Income Fund of America — Page 16 of 42

Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
NuStar Logistics, LP 6.00% 2026	$11,725	$12,038
Oasis Petroleum Inc. 6.875% 2022	30,552	5,758
Oasis Petroleum Inc. 6.25% 20266	1,730	313
Occidental Petroleum Corp. 2.60% 2021	2,761	2,745
Occidental Petroleum Corp. 2.70% 2022	2,270	2,196
Occidental Petroleum Corp. 3.125% 2022	7,415	7,329
Occidental Petroleum Corp. 2.70% 2023	12,662	12,181
Occidental Petroleum Corp. 2.90% 2024	15,840	14,936
Occidental Petroleum Corp. 8.00% 2025	22,050	24,145
Occidental Petroleum Corp. 8.50% 2027	13,000	14,512
Occidental Petroleum Corp. 3.50% 2029	4,530	4,033
Occidental Petroleum Corp. 8.875% 2030	24,900	28,077
Occidental Petroleum Corp. 6.45% 2036	1,095	1,097
Occidental Petroleum Corp. 6.60% 2046	2,000	1,957
ONEOK, Inc. 2.20% 2025	413	406
ONEOK, Inc. 5.85% 2026	16,293	18,708
ONEOK, Inc. 3.10% 2030	1,154	1,092
ONEOK, Inc. 6.35% 2031	7,405	8,624
ONEOK, Inc. 5.20% 2048	5,652	5,693
ONEOK, Inc. 4.50% 2050	2,099	1,919
ONEOK, Inc. 7.15% 2051	2,617	3,251
Parsley Energy, Inc. 5.25% 20256	1,625	1,655
Peabody Energy Corp. 6.00% 20226	17,925	11,797
Petrobras Global Finance Co. 6.75% 2050	9,870	10,756
Petróleos Mexicanos 5.50% 2021	3,360	3,403
Petróleos Mexicanos 6.375% 2021	5,000	5,068
Petróleos Mexicanos 4.875% 2022	6,245	6,290
Petróleos Mexicanos 5.375% 2022	4,165	4,211
Petróleos Mexicanos 3.50% 2023	3,325	3,222
Petróleos Mexicanos 4.625% 2023	4,243	4,143
Petróleos Mexicanos 6.875% 2026	77,241	76,983
Petróleos Mexicanos 6.50% 2027	72,935	69,578
Plains All American Pipeline, LP 3.80% 2030	1,361	1,364
QEP Resources, Inc. 5.625% 2026	8,193	4,798
Range Resources Corp. 5.00% 2023	1,230	1,145
Range Resources Corp. 4.875% 2025	2,375	1,996
Ras Laffan Liquefied Natural Gas II 5.298% 20206	1,027	1,033
Rattler Midstream Partners LP 5.625% 20256	4,800	5,075
Rockies Express Pipeline LLC 4.95% 20296	10,825	10,629
Sabine Pass Liquefaction, LLC 5.625% 20239	9,500	10,476
Sabine Pass Liquefaction, LLC 5.75% 2024	10,000	11,397
Sabine Pass Liquefaction, LLC 5.625% 2025	6,445	7,483
Sabine Pass Liquefaction, LLC 5.875% 2026	2,100	2,532
Sabine Pass Liquefaction, LLC 4.50% 20306	28,896	33,261
Sanchez Energy Corp. 7.25% 20236,12	5,374	54
Saudi Arabian Oil Co. 2.875% 20246	10,672	11,245
Saudi Arabian Oil Co. 3.50% 20296	43,503	48,549
SM Energy Co. 5.625% 2025	4,470	2,341
SM Energy Co. 6.75% 2026	880	443
SM Energy Co. 6.625% 2027	3,875	1,920
Southwestern Energy Co. 4.95% 2025	23,155	21,459
Southwestern Energy Co. 7.50% 2026	12,000	11,297
Statoil ASA 2.75% 2021	3,085	3,183
Statoil ASA 3.25% 2024	850	945

The Income Fund of America — Page 17 of 42

Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Statoil ASA 4.25% 2041	$3,000	$3,888
Suncor Energy Inc. 3.10% 2025	6,146	6,696
Sunoco Logistics Operating Partners, LP 4.00% 2027	5,586	5,727
Sunoco Logistics Operating Partners, LP 5.40% 2047	14,364	14,450
Sunoco LP 5.50% 2026	1,665	1,713
Sunoco LP 6.00% 2027	12,160	12,857
Sunoco LP 5.875% 2028	12,700	13,317
Tapstone Energy, Term Loan, (3-month USD-LIBOR + 4.00%) 4.741% 20242,3,10,11	51	26
Targa Resources Partners LP 5.875% 2026	5,125	5,456
Targa Resources Partners LP 6.50% 2027	4,740	5,084
Targa Resources Partners LP 6.875% 2029	9,385	10,617
Targa Resources Partners LP 5.50% 20306	12,700	13,347
Teekay Corp. 9.25% 20226	21,750	21,347
Teekay Offshore Partners LP 8.50% 20236	14,275	12,599
Total Capital International 3.127% 2050	23,800	26,864
Total SE 2.986% 2041	25,034	27,975
Total SE 3.386% 2060	12,100	14,224
TransCanada PipeLines Ltd. 4.10% 2030	5,254	6,218
Transcontinental Gas Pipe Line Co. LLC 3.95% 20506	4,675	5,308
Transocean Guardian Ltd. 5.875% 20246	8,467	7,514
Transocean Inc. 8.375% 20219	4,235	2,922
Transocean Inc. 6.125% 20256	5,108	4,764
Transocean Poseidon Ltd. 6.875% 20276	8,235	7,556
Valaris PLC 7.75% 2026	3,300	192
Valero Energy Corp. 4.00% 2029	6,000	6,853
Vine Oil & Gas LP 8.75% 20236	9,650	5,525
Weatherford International PLC 11.00% 20246	40,231	29,167
Western Gas Partners LP 4.50% 2028	16,275	16,397
Western Midstream Operating, LP 3.10% 2025	1,628	1,627
Whiting Petroleum Corp. 6.25% 202312	1,406	257
Whiting Petroleum Corp. 6.625% 202612	3,890	678
Williams Companies, Inc. 3.50% 2030	15,272	16,820
Woodside Finance Ltd. 4.60% 20216	14,435	14,679
WPX Energy, Inc. 4.50% 2030	17,590	16,409
		1,811,109
Communication services 1.59%
AT&T Inc. 1.65% 2028	7,175	7,319
AT&T Inc. 2.75% 2031	12,625	13,545
AT&T Inc. 2.25% 2032	11,625	11,949
AT&T Inc. 3.50% 2041	30,000	32,674
AT&T Inc. 4.30% 2042	425	504
AT&T Inc. 3.30% 2052	6,000	6,268
British Telecommunications PLC 9.625% 20309	4,011	6,662
Cablevision Systems Corp. 6.75% 2021	32,592	34,639
Cablevision Systems Corp. 5.375% 20286	8,500	9,226
CBS Corp. 7.25% 20246	7,890	6,518
CCO Holdings LLC and CCO Holdings Capital Corp. 5.875% 20246	3,000	3,107
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 20266	46,225	48,363
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 20276	26,625	28,283
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 20286	13,250	14,058
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 20306	19,250	20,427
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 20306	28,552	30,426
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	12,414	13,058

The Income Fund of America — Page 18 of 42

Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 20316	$13,100	$13,686
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 20326	19,415	20,507
CenturyLink, Inc. 6.75% 2023	33,275	36,977
CenturyLink, Inc. 7.50% 2024	5,800	6,576
CenturyLink, Inc. 5.125% 20266	8,175	8,586
CenturyLink, Inc. 4.00% 20276	48,013	50,212
CenturyLink, Inc. 7.65% 2042	6,000	6,866
CenturyLink, Inc., Series T, 5.80% 2022	22,300	23,520
Cinemark USA, Inc. 4.875% 2023	3,675	3,133
Clear Channel Worldwide Holdings, Inc. 9.25% 2024	25,404	23,122
Comcast Corp. 1.95% 2031	10,083	10,556
Comcast Corp. 6.45% 2037	25,000	39,085
Comcast Corp. 4.60% 2038	9,000	12,197
Cumulus Media New Holdings Inc. 6.75% 20266	2,950	2,682
Deutsche Telekom International Finance BV 9.25% 2032	13,620	23,069
Diamond Sports Group LLC 5.375% 20266	6,912	5,339
Diamond Sports Group LLC 6.625% 20276	16,430	9,016
Discovery Communications, Inc. 3.625% 2030	6,363	7,073
Embarq Corp. 7.995% 2036	18,470	21,688
Entercom Media Corp. 6.50% 20276	8,310	7,446
Epicor Software Corp., Term Loan, (3-month USD-LIBOR + 4.25%) 4.495% 202710,11	1,375	1,376
Epicor Software Corp., Term Loan, (3-month USD-LIBOR + 7.75%) 7.995% 202810,11	1,950	1,996
Fox Corp. 4.03% 2024	1,120	1,243
France Télécom 4.125% 2021	15,000	15,620
Front Range BidCo, Inc. 6.125% 20286	22,932	23,688
Frontier Communications Corp. 11.00% 202512	73,040	26,219
Frontier Communications Corp. 8.00% 20276	16,800	17,416
Gogo Inc. 9.875% 20246	83,145	76,909
Gray Television, Inc. 7.00% 20276	4,350	4,764
iHeartCommunications, Inc. 6.375% 2026	368	388
iHeartCommunications, Inc. 5.25% 20276	14,118	14,283
iHeartCommunications, Inc. 8.375% 2027	666	662
Inmarsat PLC 6.75% 20266	16,600	17,047
Intelsat Jackson Holding Co. 5.50% 2023	7,495	4,713
Intelsat Jackson Holding Co. 8.00% 20246	40,265	41,187
Intelsat Jackson Holding Co. 8.50% 20246,12	30,425	20,157
Intelsat Jackson Holding Co., Term Loan, (3-month USD-LIBOR + 5.50%) 5.837% 202210,11	8,494	8,650
Intelsat Jackson Holding Co., Term Loan B3, 8.00% 202310,11	3,000	3,026
Intelsat Jackson Holding Co., Term Loan, 6.625% 202410	27,850	28,250
Lamar Media Corp. 5.75% 2026	8,229	8,658
Lamar Media Corp. 3.75% 20286	5,094	5,155
Lamar Media Corp. 4.875% 20296	4,325	4,549
Liberty Global PLC 5.50% 20286	7,975	8,113
Live Nation Entertainment, Inc. 5.625% 20266	1,000	954
Live Nation Entertainment, Inc. 4.75% 20276	9,164	8,491
Match Group, Inc. 5.00% 20276	11,520	12,137
MDC Partners Inc. 6.50% 20246	12,928	12,269
Meredith Corp. 6.875% 2026	24,016	20,914
Myriad International Holdings 5.50% 2025	6,140	7,031
NBCUniversal Enterprise, Inc., junior subordinated, 5.25%6	31,885	32,128
Netflix, Inc. 3.625% 20256	6,400	6,800
Netflix, Inc. 4.875% 2028	35,000	40,742
Netflix, Inc. 5.875% 2028	7,550	9,338
Netflix, Inc. 4.875% 20306	3,340	3,934

The Income Fund of America — Page 19 of 42

Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Nexstar Broadcasting, Inc. 5.625% 20246	$3,150	$3,245
Nexstar Escrow Corp. 5.625% 20276	9,860	10,569
Numericable Group SA 7.375% 20266	27,450	29,308
Orange SA 5.50% 2044	3,000	4,634
OUTFRONT Media Cap LLC 5.00% 20276	8,265	8,106
Qwest Capital Funding, Inc. 7.625% 2021	3,900	3,967
Sirius XM Radio Inc. 3.875% 20226	15,750	16,065
Sirius XM Radio Inc. 4.625% 20246	25,910	27,316
Sirius XM Radio Inc. 4.125% 20306	7,450	7,871
SoftBank Group Corp. 3.36% 20236	11,391	11,551
Sprint Corp. 7.00% 2020	2,000	2,006
Sprint Corp. 11.50% 2021	5,880	6,617
Sprint Corp. 7.125% 2024	10,000	11,679
Sprint Corp. 7.625% 2025	36,000	43,792
Sprint Corp. 7.625% 2026	19,270	24,116
Sprint Corp. 6.875% 2028	56,297	73,155
Sprint Corp. 8.75% 2032	15,210	23,477
TEGNA Inc. 4.625% 20286	17,724	17,569
T-Mobile US, Inc. 3.50% 20256	10,275	11,362
T-Mobile US, Inc. 6.50% 2026	22,366	23,605
T-Mobile US, Inc. 3.75% 20276	16,075	18,281
T-Mobile US, Inc. 2.05% 20286	19,125	19,663
T-Mobile US, Inc. 4.50% 20506	19,325	24,293
Trilogy International Partners, LLC 8.875% 20226	56,280	51,272
Twitter, Inc. 3.875% 20276	3,605	3,866
Uniti Group LP / Uniti Fiber Holdings Inc. / CSL Capital LLC 7.875% 20256	2,100	2,214
Univision Communications Inc. 6.625% 20276	20,575	20,688
Verizon Communications Inc. 4.50% 2033	10,000	13,106
Verizon Communications Inc. 4.00% 2050	1,700	2,298
Vodafone Group PLC 4.25% 2050	7,275	9,015
Walt Disney Co. 2.65% 2031	12,000	13,074
Warner Music Group 5.50% 20266	12,488	13,001
Warner Music Group 3.875% 20306	12,300	13,181
Ziggo Bond Co. BV 5.125% 20306	14,170	15,113
Ziggo Bond Finance BV 5.50% 20276	35,903	37,991
		1,724,235
Utilities 1.22%
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 20236	2,000	2,126
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 20256	17,000	19,339
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 20266	600	699
AEP Transmission Co. LLC 3.75% 2047	3,660	4,628
AEP Transmission Co. LLC 3.65% 2050	800	1,011
AES Corp. 3.30% 20251,6	17,950	19,301
AES Corp. 5.50% 20251	20,264	20,935
AES Corp. 6.00% 20261	11,995	12,712
AES Corp. 5.125% 20271	11,455	12,433
AES Corp. 3.95% 20301,6	8,650	9,293
Ameren Corp. 2.50% 2024	1,939	2,078
Ameren Corp. 3.50% 2031	1,875	2,172
American Electric Power Co., Inc. 2.95% 2022	12,065	12,663
American Electric Power Co., Inc. 3.20% 2027	19,761	22,094
American Electric Power Co., Inc. 4.30% 2028	9,683	11,671
American Electric Power Co., Inc. 2.30% 2030	3,900	4,088

The Income Fund of America — Page 20 of 42

Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
American Water Cap Corp. 2.80% 2030	$3,600	$4,074
AmeriGas Partners, LP 5.50% 2025	6,850	7,419
Calpine Corp. 5.125% 20286	12,315	12,810
Centerpoint Energy, Inc. 2.50% 2022	3,000	3,115
CenterPoint Energy, Inc. 3.85% 2024	4,000	4,406
CenterPoint Energy, Inc. 3.70% 2049	5,000	5,945
Colbun SA 3.95% 20276	1,554	1,711
Commonwealth Edison Co. 4.00% 2048	5,225	6,936
Consolidated Edison Company of New York, Inc. 3.95% 2050	3,175	4,090
Consolidated Edison Company of New York, Inc. 4.50% 2058	8,390	11,397
Consumers Energy Co. 4.05% 2048	6,855	9,314
Dominion Resources, Inc. 3.375% 2030	5,350	6,197
Dominion Resources, Inc., junior subordinated, 3.071% 20249	2,550	2,771
DPL Inc. 4.125% 20256	11,830	12,474
DTE Energy Co. 3.95% 2049	2,060	2,739
Duke Energy Indiana, Inc. 4.90% 2043	14,785	21,119
Duke Energy Indiana, Inc. 3.25% 2049	3,100	3,762
Duke Energy Progress Inc. 4.15% 2044	2,110	2,808
Edison International 3.125% 2022	3,970	4,136
Edison International 3.55% 2024	20,475	21,968
Edison International 4.95% 2025	400	446
Edison International 5.75% 2027	6,745	7,871
Edison International 4.125% 2028	5,866	6,330
EDP Finance BV 5.25% 20216	18,300	18,656
EDP Finance BV 3.625% 20246	10,175	11,083
Electricité de France SA 4.75% 20356	8,250	10,322
Electricité de France SA 4.875% 20386	1,750	2,201
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)9	36,024	40,104
Empresa Nacional de Electricidad SA 4.25% 2024	900	976
Enel Società per Azioni 8.75% 2073 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 9/24/2023)6,9	12,000	13,959
Entergy Corp. 2.80% 2030	6,650	7,380
Entergy Louisiana, LLC 4.20% 2048	5,125	7,073
Eversource Energy 3.80% 2023	4,095	4,502
Exelon Corp. 4.05% 2030	2,875	3,445
Exelon Corp. 4.70% 2050	2,500	3,470
Exelon Corp., junior subordinated, 3.497% 20229	17,585	18,419
FirstEnergy Corp. 2.85% 2022	19,475	19,983
FirstEnergy Corp. 3.90% 2027	17,057	18,813
FirstEnergy Corp. 3.50% 20286	2,500	2,701
FirstEnergy Corp. 2.25% 2030	1,414	1,404
FirstEnergy Corp. 2.65% 2030	5,982	6,137
FirstEnergy Corp. 4.85% 2047	2,000	2,476
FirstEnergy Corp. 3.40% 2050	11,922	12,302
FirstEnergy Corp., Series B, 4.25% 2023	39,490	41,873
Florida Power & Light Company 3.15% 2049	3,950	4,859
Georgia Power Co. 2.65% 2029	1,250	1,356
Georgia Power Co. 3.70% 2050	4,285	5,190
Gulf Power Co. 3.30% 2027	1,831	2,065
Interstate Power and Light Co. 3.25% 2024	9,628	10,617
Israel Electric Corp. Ltd. 8.10% 20966	4,905	7,308
Mississippi Power Co. 3.95% 2028	6,437	7,488
Mississippi Power Co. 4.25% 2042	7,500	9,300
National Rural Utilities Cooperative Finance Corp. 2.95% 2024	6,000	6,456

The Income Fund of America — Page 21 of 42

Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
National Rural Utilities Cooperative Finance Corp. 3.05% 2027	$12,000	$13,468
NextEra Energy Capital Holdings, Inc. 2.25% 2030	16,475	17,781
NGL Energy Partners LP 7.50% 2026	9,955	6,892
Northern States Power Co. 4.125% 2044	11,000	14,877
NRG Energy, Inc. 7.25% 2026	2,000	2,162
NV Energy, Inc. 6.25% 2020	920	934
Pacific Gas and Electric Co. 1.75% 2022	30,000	30,118
Pacific Gas and Electric Co. 3.85% 2023	11,507	12,181
Pacific Gas and Electric Co. 4.25% 2023	25,692	27,471
Pacific Gas and Electric Co. 3.40% 2024	2,910	3,065
Pacific Gas and Electric Co. 3.75% 2024	3,532	3,738
Pacific Gas and Electric Co. 3.45% 2025	2,050	2,177
Pacific Gas and Electric Co. 3.50% 2025	4,487	4,793
Pacific Gas and Electric Co. 2.95% 2026	14,250	14,854
Pacific Gas and Electric Co. 3.15% 2026	4,127	4,331
Pacific Gas and Electric Co. 2.10% 2027	2,225	2,224
Pacific Gas and Electric Co. 3.30% 2027	15,125	16,007
Pacific Gas and Electric Co. 3.30% 2027	9,104	9,671
Pacific Gas and Electric Co. 3.75% 2028	6,856	7,500
Pacific Gas and Electric Co. 4.65% 2028	9,981	11,342
Pacific Gas and Electric Co. 4.55% 2030	1,950	2,244
Pacific Gas and Electric Co. 2.50% 2031	36,050	36,277
Pacific Gas and Electric Co. 3.30% 2040	4,050	4,143
Pacific Gas and Electric Co. 3.75% 2042	12,525	13,054
Pacific Gas and Electric Co. 3.95% 2047	10,575	11,278
Pacific Gas and Electric Co. 3.50% 2050	3,275	3,303
Pacific Gas and Electric Co. 4.95% 2050	1,950	2,372
PacifiCorp. 3.30% 2051	3,450	4,260
PacifiCorp., First Mortgage Bonds, 4.125% 2049	11,000	14,887
PG&E Corp. 5.00% 2028	14,515	14,954
PG&E Corp. 5.25% 2030	3,320	3,457
PG&E Corp., Term Loan, (3-month USD-LIBOR + 4.50%) 5.50% 20252,10,11	3,700	3,672
Progress Energy, Inc. 7.00% 2031	4,000	5,798
Progress Energy, Inc. 7.75% 2031	2,500	3,779
Public Service Electric and Gas Co. 3.20% 2029	1,000	1,152
Public Service Electric and Gas Co. 3.15% 2050	3,300	4,001
Public Service Enterprise Group Inc. 2.65% 2022	2,075	2,170
Puget Energy, Inc. 6.00% 2021	3,945	4,161
Puget Energy, Inc. 5.625% 2022	9,592	10,238
Puget Energy, Inc. 3.65% 2025	1,911	2,043
Puget Sound Energy, Inc. 3.25% 2049	6,750	7,945
San Diego Gas & Electric Co. 3.32% 2050	1,300	1,560
Southern California Edison Co. 1.845% 2022	2,557	2,554
Southern California Edison Co. 3.40% 2023	2,725	2,915
Southern California Edison Co. 3.50% 2023	23,550	25,368
Southern California Edison Co. 3.70% 2025	1,266	1,422
Southern California Edison Co. 2.85% 2029	8,900	9,669
Southern California Edison Co. 4.20% 2029	14,250	16,873
Southern California Edison Co. 5.35% 2035	17,725	23,262
Southern California Edison Co. 5.75% 2035	4,400	6,053
Southern California Edison Co. 5.625% 2036	16,750	21,614
Southern California Edison Co. 5.55% 2037	3,475	4,568
Southern California Edison Co. 5.95% 2038	8,500	11,845
Southern California Edison Co. 6.05% 2039	60	84

The Income Fund of America — Page 22 of 42

Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Southern California Edison Co. 4.50% 2040	$19,625	$24,104
Southern California Edison Co. 5.50% 2040	839	1,126
Southern California Edison Co. 4.00% 2047	8,070	9,613
Southern California Edison Co. 4.125% 2048	16,476	19,751
Southern California Edison Co. 4.875% 2049	11,013	14,596
Southern California Edison Co. 3.65% 2050	17,865	20,496
Southern California Edison Co., Series C, 3.60% 2045	11,875	13,409
Southern California Gas Company 2.55% 2030	5,425	6,014
Southern Co. 3.70% 2030	15,600	18,202
Southern Co. 4.25% 2036	3,825	4,594
Southern Co. 4.40% 2046	6,219	7,919
Talen Energy Corp. 6.50% 2025	180	121
Talen Energy Corp. 10.50% 20266	11,520	8,960
Talen Energy Corp. 7.25% 20276	23,695	24,683
Talen Energy Supply, LLC 7.625% 20286	12,365	12,945
Virginia Electric and Power Co. 3.45% 2024	560	608
Virginia Electric and Power Co. 3.10% 2025	2,625	2,896
Virginia Electric and Power Co. 4.60% 2048	3,450	5,006
Virginia Electric and Power Co. 3.30% 2049	3,575	4,416
Wisconsin Power and Light Co. 3.65% 2050	1,025	1,298
Xcel Energy Inc. 2.60% 2029	3,500	3,860
		1,316,177
Materials 0.98%
Air Liquide SA 2.25% 20296	2,761	2,948
Air Products and Chemicals, Inc. 1.85% 2027	1,857	1,981
Alcoa Netherlands Holding B.V. 5.50% 20276	13,410	14,470
Arconic Corp. 6.00% 20256	10,820	11,686
Ardagh Group SA 6.50% 20276,13	22,795	23,336
Ardagh Packaging Finance 5.25% 20256	12,006	12,744
Ardagh Packaging Finance 6.00% 20256	1,577	1,650
Ardagh Packaging Finance 4.125% 20266	5,000	5,195
Ardagh Packaging Finance 5.25% 20276	9,385	9,833
Axalta Coating Systems LLC 4.875% 20246	17,095	17,567
Axalta Coating Systems LLC 4.75% 20276	6,710	7,037
Berry Global Escrow Corp. 4.875% 20266	1,350	1,427
Braskem SA 4.50% 20306	10,000	9,280
BWAY Parent Co., Inc. 5.50% 20246	12,895	13,166
Carlyle Group LP 8.75% 20236,13	1,680	1,703
Cascades Inc. 5.125% 20266	17,550	18,175
Chemours Co. 6.625% 2023	27,180	27,387
Cleveland-Cliffs Inc. 4.875% 20246	30,050	29,108
Cleveland-Cliffs Inc. 5.75% 2025	38,706	33,505
Cleveland-Cliffs Inc. 9.875% 20256	12,475	13,644
Cleveland-Cliffs Inc. 6.75% 20266	17,070	17,177
Cleveland-Cliffs Inc. 5.875% 2027	45,395	39,095
Cleveland-Cliffs Inc. 7.00% 20276	1,300	1,079
CRH America, Inc. 5.125% 20456	1,000	1,232
Crown Holdings, Inc. 4.75% 2026	9,100	9,528
CVR Partners, LP 9.25% 20236	9,675	9,507
Dow Chemical Co. 3.625% 2026	1,616	1,804
DowDuPont Inc. 5.419% 2048	500	705
First Quantum Minerals Ltd. 7.25% 20226	11,675	11,672
First Quantum Minerals Ltd. 7.25% 20236	13,615	13,696

The Income Fund of America — Page 23 of 42

Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
First Quantum Minerals Ltd. 6.50% 20246	$30,091	$29,574
First Quantum Minerals Ltd. 7.50% 20256	80,350	81,254
First Quantum Minerals Ltd. 6.875% 20266	23,575	23,688
Freeport-McMoRan Inc. 3.875% 2023	10,400	11,019
Freeport-McMoRan Inc. 4.25% 2030	10,350	10,823
FXI Holdings, Inc. 7.875% 20246	8,828	7,697
FXI Holdings, Inc. 12.25% 20266	17,444	17,142
GPC Merger Sub Inc. 7.125% 20286	7,635	7,955
Hexion Inc. 7.875% 20276	14,558	14,304
Holcim Ltd. 5.15% 20236	12,595	13,926
INEOS Group Holdings SA 5.625% 20246	15,135	15,239
International Paper Co. 7.30% 2039	5,615	8,345
Joseph T. Ryerson & Son, Inc. 8.50% 20286	5,650	6,060
LSB Industries, Inc. 9.625% 20236	23,170	22,617
Mosaic Co. 3.25% 2022	1,500	1,548
Nova Chemicals Corp. 5.25% 20276	10,130	9,598
Novelis Corp. 4.75% 20306	24,935	26,067
Nutrien Ltd. 1.90% 2023	7,974	8,236
OCI NV 5.25% 20246	23,255	23,458
Owens-Illinois, Inc. 5.875% 20236	21,820	23,092
Platform Specialty Products Corp. 5.875% 20256	16,338	16,920
Reynolds Group Inc. 7.00% 20246	4,200	4,284
Ryerson Inc. 11.00% 20226	19,196	19,806
S.P.C.M. SA 4.875% 20256	11,750	12,125
Scotts Miracle-Gro Co. 4.50% 2029	22,490	23,882
Sealed Air Corp. 5.25% 20236	5,960	6,354
Sealed Air Corp. 4.00% 20276	19,239	19,960
Sherwin-Williams Company 3.80% 2049	10,414	12,617
Silgan Holdings Inc. 4.125% 2028	20,020	20,571
Starfruit US Holdco LLC 8.00% 20266	22,345	23,903
Summit Materials, Inc. 6.125% 2023	10,140	10,162
Summit Materials, Inc. 6.50% 20276	9,760	10,787
Summit Materials, Inc. 5.25% 20296	4,575	4,764
Teck Resources Ltd. 3.90% 20306	1,858	1,926
Trivium Packaging BV 5.50% 20266	9,902	10,598
Trivium Packaging BV 8.50% 20276	4,545	4,997
Tronox Ltd. 5.75% 20256	9,150	9,092
Tronox Ltd. 6.50% 20266	22,669	22,780
Valvoline Inc. 4.375% 20256	7,750	8,040
Valvoline Inc. 4.25% 20306	8,170	8,601
Venator Materials Corp. 5.75% 20256	41,720	31,160
Venator Materials Corp. 9.50% 20256	17,805	18,428
W. R. Grace & Co. 4.875% 20276	14,020	14,966
Warrior Met Coal, Inc. 8.00% 20246	20,969	21,582
Westlake Chemical Corp. 5.00% 2046	1,045	1,246
Westlake Chemical Corp. 4.375% 2047	915	1,005
		1,063,535
Industrials 0.92%
ADT Corp. 3.50% 2022	19,650	19,681
Allison Transmission Holdings, Inc. 5.00% 20246	28,755	29,398
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024	4,180	3,401
Ashtead Group PLC 4.125% 20256	12,475	12,880
Ashtead Group PLC 4.375% 20276	5,775	6,035

The Income Fund of America — Page 24 of 42

Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Ashtead Group PLC 4.25% 20296	$11,295	$11,960
Associated Materials, LLC 9.00% 20246,12	51,961	44,876
Avis Budget Group, Inc. 5.50% 2023	3,553	3,406
Avis Budget Group, Inc. 5.25% 20256	6,050	5,710
Avis Budget Group, Inc. 10.50% 20256	11,915	13,873
Avolon Holdings Funding Ltd. 3.625% 20226	3,935	3,774
Avolon Holdings Funding Ltd. 3.95% 20246	22,645	20,624
Avolon Holdings Funding Ltd. 3.25% 20276	17,000	14,481
Boeing Company 4.508% 2023	24,000	25,106
Boeing Company 2.80% 2024	1,130	1,152
Boeing Company 4.875% 2025	41,105	44,442
Boeing Company 3.10% 2026	1,454	1,458
Boeing Company 2.70% 2027	13,681	13,224
Boeing Company 5.04% 2027	5,813	6,296
Boeing Company 3.20% 2029	8,640	8,569
Boeing Company 2.95% 2030	5,390	5,176
Boeing Company 3.60% 2034	9,000	8,720
Bohai Financial Investment Holding Co., Ltd. 5.25% 20226	5,148	4,963
Bombardier Inc. 5.75% 20226	2,775	2,625
Bombardier Inc. 6.125% 20236	2,690	2,316
Bombardier Inc. 7.50% 20246	3,500	2,844
Bombardier Inc. 7.50% 20256	3,515	2,843
Bombardier Inc. 7.875% 20276	3,565	2,849
Burlington Northern Santa Fe LLC 3.55% 2050	10,000	12,702
BWX Technologies, Inc. 4.125% 20286	5,190	5,417
Canadian National Railway Co. 3.20% 2046	1,980	2,393
Carrier Global Corp. 2.722% 20306	5,888	6,235
Carrier Global Corp. 3.577% 20506	12,124	13,434
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022	1,117	886
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022	—7	—7
CSX Corp. 3.80% 2028	1,550	1,843
CSX Corp. 4.50% 2049	3,785	5,226
Delta Air Lines Inc. 7.00% 20256	6,970	7,457
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024	3,089	3,032
Dun & Bradstreet Corp. 6.875% 20266	22,095	24,180
Dun & Bradstreet Corp. 10.25% 20276	9,316	10,599
ERAC USA Finance Co. 5.25% 20206	5,000	5,033
Euramax International, Inc. 12.00% 20206	26,984	22,292
F-Brasile SpA 7.375% 20266	5,459	4,410
GE Capital International Funding Co. 4.418% 2035	30,250	31,301
General Dynamics Corp. 3.50% 2025	4,585	5,187
General Electric Capital Corp. 6.15% 2037	2,475	2,973
General Electric Co. 3.45% 2027	5,000	5,260
General Electric Co. 3.625% 2030	2,675	2,713
General Electric Co. 4.25% 2040	1,600	1,641
General Electric Co. 4.125% 2042	869	875
General Electric Co. 4.35% 2050	8,050	8,359
General Electric Co., junior subordinated, 5.00% (3-month USD-LIBOR + 3.33% on 1/21/2021)9	95,170	75,574
Hardwoods Acquisition Inc. 7.50% 20216	13,649	4,777
Harsco Corp. 5.75% 20276	14,590	15,344
Honeywell International Inc. 2.30% 2024	4,405	4,726
Honeywell International Inc. 1.35% 2025	9,251	9,577
Howmet Aerospace Inc. 6.875% 2025	11,480	13,048
IAA Spinco Inc. 5.50% 20276	6,875	7,343

The Income Fund of America — Page 25 of 42

Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Icahn Enterprises Finance Corp. 4.75% 2024	$14,360	$14,670
JELD-WEN Holding, Inc. 4.625% 20256	8,965	9,087
JELD-WEN Holding, Inc. 4.875% 20276	7,325	7,479
LABL Escrow Issuer, LLC 6.75% 20266	2,125	2,300
LABL Escrow Issuer, LLC 10.50% 20276	5,105	5,587
LSC Communications, Inc. 8.75% 20236,12	28,822	5,044
LSC Communications, Inc., Term Loan B, (3-month USD-LIBOR + 5.50%) 6.25% 20222,10,11,12	4,107	719
MasTec, Inc. 4.50% 20286	19,190	20,078
Mexico City Airport Trust 5.50% 2046	2,303	1,930
Mexico City Airport Trust 5.50% 2047	4,482	3,776
Mexico City Airport Trust 5.50% 20476	215	181
Moog Inc. 4.25% 20276	10,383	10,627
Navistar International Corp. 9.50% 20256	8,808	10,080
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 20256	8,575	8,827
Norfolk Southern Corp. 3.05% 2050	3,727	4,222
Northrop Grumman Corp. 3.25% 2028	8,995	10,295
Otis Worldwide Corp. 2.293% 20276	2,440	2,621
Pisces Parent LLC 8.00% 20266	8,530	8,791
R.R. Donnelley & Sons Co. 6.50% 2023	11,530	10,707
Rexnord Corp. 4.875% 20256	19,490	20,087
Sensata Technologies Holding BV 4.875% 20236	11,000	11,598
Signature Aviation PLC 4.00% 20286	4,050	3,834
Spirit AeroSystems, Inc. 7.50% 20256	5,920	5,830
The Brink’s Co. 4.625% 20276	10,510	10,722
TransDigm Inc. 6.50% 2024	2,110	2,121
TransDigm Inc. 6.25% 20266	5,871	6,201
Uber Technologies, Inc. 8.00% 20266	16,665	17,507
Union Pacific Corp. 3.75% 2025	4,720	5,386
Union Pacific Corp. 2.15% 2027	1,854	1,998
Union Pacific Corp. 3.70% 2029	3,245	3,871
Union Pacific Corp. 2.40% 2030	1,931	2,113
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024	3,485	3,139
United Airlines Holdings, Inc. 6.50% 20276	11,780	12,222
United Rentals, Inc. 4.625% 2025	15,490	15,966
United Rentals, Inc. 5.875% 2026	1,080	1,154
United Rentals, Inc. 6.50% 2026	4,140	4,601
United Rentals, Inc. 5.25% 2030	6,840	7,503
United Rentals, Inc. 3.875% 2031	8,025	8,025
United Technologies Corp. 3.95% 2025	5,290	6,131
Vertical Holdco GMBH 7.625% 20286	5,335	5,682
Vertical U.S. Newco Inc. 5.25% 20276	26,500	28,156
Virgin Australia Holdings Ltd. 7.875% 20216	1,750	287
Wesco Aircraft Holdings, Inc. 8.50% 20246	5,060	3,694
Wesco Aircraft Holdings, Inc. 9.00% 20266	11,180	8,161
WESCO Distribution, Inc. 7.125% 20256	11,055	12,146
WESCO Distribution, Inc. 7.25% 20286	12,045	13,176
Westinghouse Air Brake Technologies Corp. 4.40% 20249	2,241	2,429
XPO Logistics, Inc. 6.25% 20256	2,895	3,139
		1,000,419
Information technology 0.67%
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 202510,11	32,150	29,521
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.00% 202510,11	3,985	4,029
Banff Merger Sub Inc. 9.75% 20266	13,185	13,974

The Income Fund of America — Page 26 of 42

Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
BMC Software, Inc. 7.125% 20256	$2,395	$2,631
BMC Software, Inc. 9.125% 20266	1,995	2,123
Broadcom Inc. 3.625% 20246	20,000	21,851
Broadcom Inc. 3.15% 20256	12,000	12,954
Broadcom Inc. 4.70% 20256	7,208	8,251
Broadcom Inc. 4.25% 20266	79,271	89,589
Broadcom Inc. 4.75% 20296	92,149	107,491
Broadcom Inc. 5.00% 20306	11,000	13,097
Broadcom Ltd. 3.875% 2027	43,345	48,187
Broadcom Ltd. 3.50% 2028	3,701	4,021
CommScope Finance LLC 6.00% 20266	26,850	28,681
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 2.938% 202310,11	5,633	5,393
Diebold Nixdorf, Inc. 9.375% 20256	27,550	29,280
Diebold, Inc. 8.50% 2024	10,630	9,213
Financial & Risk US Holdings, Inc. 6.25% 20266	10,786	11,687
Financial & Risk US Holdings, Inc. 8.25% 20266	20,780	22,954
Fiserv, Inc. 3.20% 2026	6,331	7,140
Fiserv, Inc. 2.65% 2030	11,509	12,618
Gartner, Inc. 4.50% 20286	14,275	15,007
Genesys Telecommunications Laboratories, Inc. 10.00% 20246	14,440	15,452
GoDaddy Operating Co. 5.25% 20276	4,780	5,108
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 3.916% 202410,11	12,156	12,054
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 8.50%) 9.50% 202510,11	153	156
Microsoft Corp. 2.65% 2022	6,000	6,306
Microsoft Corp. 2.875% 2024	6,865	7,442
Microsoft Corp. 4.20% 2035	6,000	8,106
MoneyGram International Inc., Term Loan B, (3-month USD-LIBOR + 6.00%) 7.00% 202310,11	4,762	4,554
Open Text Corp. 3.875% 20286	7,250	7,586
Open Text Corp. 4.125% 20306	8,025	8,442
PayPal Holdings, Inc. 2.65% 2026	5,910	6,548
PayPal Holdings, Inc. 2.30% 2030	3,300	3,576
Sabre Holdings Corp. 5.25% 20236	550	541
Sabre Holdings Corp. 5.375% 20236	19,027	18,720
Sabre Holdings Corp. 9.25% 20256	4,525	4,992
Simon Property Group, LP 3.50% 2025	11,100	12,245
Simon Property Group, LP 2.65% 2030	12,125	12,420
Solera Holdings, Inc. 10.50% 20246	8,085	8,564
Tempo Acquisition LLC 6.75% 20256	16,284	16,864
Ultimate Software Group Inc., Term Loan, (3-month USD-LIBOR + 4.00%) 4.75% 202610,11	2,775	2,781
Ultimate Software Group Inc., Term Loan, (3-month USD-LIBOR + 6.75%) 7.50% 202710,11	5,300	5,388
Veritas Holdings Ltd. 7.50% 20236	19,303	19,377
Veritas Holdings Ltd. 10.50% 20246	4,925	4,524
Veritas US Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 5.50% 202310,11	16,898	16,268
Vertafore Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 7.411% 202610,11	2,025	2,014
ViaSat, Inc. 5.625% 20276	2,450	2,602
Visa Inc. 3.15% 2025	8,000	9,029
Visa Inc. 1.90% 2027	2,204	2,358
Xerox Corp. 4.125% 2023	3,589	3,703
		727,412
Consumer staples 0.59%
Albertsons Companies LLC 3.50% 20236	8,019	8,207
Altria Group, Inc. 4.40% 2026	4,649	5,411
Altria Group, Inc. 3.40% 2030	2,052	2,296

The Income Fund of America — Page 27 of 42

Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Altria Group, Inc. 9.95% 2038	$23,500	$39,376
Altria Group, Inc. 5.80% 2039	21,295	28,077
Altria Group, Inc. 4.50% 2043	4,000	4,716
Altria Group, Inc. 5.95% 2049	17,533	24,811
Altria Group, Inc. 4.45% 2050	1,769	2,110
Anheuser-Busch InBev NV 4.15% 2025	6,000	6,860
Anheuser-Busch InBev NV 4.00% 2028	8,025	9,399
Anheuser-Busch InBev NV 5.45% 2039	6,000	7,893
Anheuser-Busch InBev NV 4.95% 2042	9,095	11,522
Anheuser-Busch InBev NV 4.60% 2048	2,005	2,485
Anheuser-Busch InBev NV 5.55% 2049	10,378	14,577
Anheuser-Busch InBev NV 4.50% 2050	10,000	12,718
B&G Foods, Inc. 5.25% 2025	20,860	21,822
B&G Foods, Inc. 5.25% 2027	17,875	19,019
British American Tobacco International Finance PLC 3.95% 20256	10,914	12,250
British American Tobacco PLC 3.222% 2024	8,000	8,642
British American Tobacco PLC 3.215% 2026	8,308	9,071
British American Tobacco PLC 4.39% 2037	14,255	16,304
British American Tobacco PLC 4.54% 2047	35,820	41,059
British American Tobacco PLC 4.758% 2049	33,784	39,992
British American Tobacco PLC 5.282% 2050	5,000	6,396
Conagra Brands, Inc. 4.30% 2024	3,760	4,208
Constellation Brands, Inc. 2.65% 2022	5,230	5,465
Constellation Brands, Inc. 3.20% 2023	2,060	2,193
Darling Ingredients Inc. 5.25% 20276	10,080	10,790
Edgewell Personal Care Co. 5.50% 20286	4,040	4,379
Energizer Holdings, Inc. 6.375% 20266	19,880	21,241
Energizer Holdings, Inc. 7.75% 20276	7,910	8,798
H.J. Heinz Co. 3.875% 20276	10,775	11,621
H.J. Heinz Co. 4.25% 20316	4,485	4,960
Imperial Tobacco Finance PLC 3.50% 20236	10,000	10,464
JBS Investments GmbH II 7.00% 2026	13,200	14,220
JBS Investments GmbH II 7.00% 20266	1,800	1,939
Keurig Dr Pepper Inc. 4.985% 2038	8,185	11,120
Kraft Heinz Co. 3.95% 2025	8,750	9,623
Lamb Weston Holdings, Inc. 4.625% 20246	1,585	1,664
Molson Coors Brewing Co. 4.20% 2046	20,600	21,731
Nestle Skin Health SA, Term Loan B1, (3-month USD-LIBOR + 4.25%) 5.322% 202610,11	29,849	29,756
Philip Morris International Inc. 2.375% 2022	5,035	5,234
Philip Morris International Inc. 2.625% 2022	8,405	8,682
Post Holdings, Inc. 5.00% 20266	9,608	10,085
Post Holdings, Inc. 5.625% 20286	9,680	10,596
Post Holdings, Inc. 5.50% 20296	9,040	9,932
Post Holdings, Inc. 4.625% 20306	16,895	17,803
Prestige Brands International Inc. 6.375% 20246	2,570	2,667
Prestige Brands International Inc. 5.125% 20286	8,162	8,585
Reynolds American Inc. 3.25% 2022	5,647	5,851
Reynolds American Inc. 5.70% 2035	3,130	4,001
Reynolds American Inc. 5.85% 2045	18,028	23,891
WM. Wrigley Jr. Co. 3.375% 20206	5,500	5,524
		642,036

The Income Fund of America — Page 28 of 42

Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate 0.38%	Principal amount (000)	Value (000)
Alexandria Real Estate Equities, Inc. 3.95% 2028	$975	$1,138
Alexandria Real Estate Equities, Inc. 2.75% 2029	4,851	5,311
Alexandria Real Estate Equities, Inc. 3.375% 2031	2,375	2,748
Alexandria Real Estate Equities, Inc. 1.875% 2033	7,073	7,139
American Campus Communities, Inc. 4.125% 2024	24,700	26,285
American Campus Communities, Inc. 3.625% 2027	7,600	8,092
American Tower Corp. 3.55% 2027	2,525	2,886
Brandywine Operating Partnership, LP 3.95% 2023	1,639	1,697
Brookfield Property REIT Inc. 5.75% 20266	46,995	38,970
Communications Sales & Leasing, Inc. 6.00% 20236	10,625	10,652
Corporate Office Properties LP 5.25% 2024	9,150	9,937
Equinix, Inc. 2.90% 2026	1,144	1,252
Equinix, Inc. 1.80% 2027	3,699	3,799
Equinix, Inc. 5.375% 2027	10,880	11,997
Equinix, Inc. 3.20% 2029	1,552	1,744
Equinix, Inc. 3.00% 2050	1,824	1,982
Essex Portfolio LP 3.625% 2022	5,000	5,244
Essex Portfolio LP 3.875% 2024	5,900	6,457
Essex Portfolio LP 3.50% 2025	1,920	2,110
Gaming and Leisure Properties, Inc. 3.35% 2024	2,526	2,547
Hospitality Properties Trust 4.25% 2021	1,240	1,221
Hospitality Properties Trust 7.50% 2025	5,224	5,544
Hospitality Properties Trust 3.95% 2028	1,990	1,655
Howard Hughes Corp. 5.375% 20256	23,801	24,115
Iron Mountain Inc. 4.875% 20271,6	10,665	11,109
Iron Mountain Inc. 5.00% 20281,6	15,096	15,643
Iron Mountain Inc. 5.25% 20281,6	17,489	18,404
Iron Mountain Inc. 4.875% 20291,6	16,282	16,978
Iron Mountain Inc. 5.25% 20301,6	19,870	20,876
Medical Properties Trust, Inc. 5.00% 2027	23,785	25,554
Prologis, Inc. 4.25% 2023	25,000	27,681
Realogy Corp. 4.875% 20236	18,190	18,247
Realogy Corp. 9.375% 20276	17,195	17,625
Realogy Group LLC 7.625% 20256	4,145	4,356
SBA Communications Corp. 4.00% 2022	9,050	9,193
SBA Communications Corp. 3.875% 20276	7,105	7,366
Scentre Group 3.25% 20256	10,365	10,855
Scentre Group 3.50% 20256	5,455	5,786
Scentre Group 3.75% 20276	3,000	3,199
Select Income REIT 4.15% 2022	1,035	1,039
WEA Finance LLC 3.25% 20206	8,638	8,645
Westfield Corp. Ltd. 3.15% 20226	6,020	6,115
		413,193
Total corporate bonds, notes & loans		15,740,350
Mortgage-backed obligations 10.05% Federal agency mortgage-backed obligations 9.83%
Fannie Mae Pool #885290 6.00% 202114	10	10
Fannie Mae Pool #932119 4.50% 202414	478	508
Fannie Mae Pool #995265 5.50% 202414	28	29
Fannie Mae Pool #AD8191 4.00% 202514	207	219
Fannie Mae Pool #AB1066 4.00% 202514	3	4
Fannie Mae Pool #AD6392 4.50% 202514	411	437

The Income Fund of America — Page 29 of 42

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AD3149 4.50% 202514	$229	$244
Fannie Mae Pool #AD5692 4.50% 202514	222	237
Fannie Mae Pool #AD6119 4.50% 202514	198	208
Fannie Mae Pool #AJ6967 3.00% 202614	4,736	4,975
Fannie Mae Pool #MA2785 3.00% 202614	2,804	2,943
Fannie Mae Pool #AS8539 3.00% 202614	2,167	2,274
Fannie Mae Pool #MA2815 3.00% 202614	2,067	2,169
Fannie Mae Pool #MA2754 3.00% 202614	1,709	1,794
Fannie Mae Pool #AJ5522 3.00% 202614	1,614	1,695
Fannie Mae Pool #MA2850 3.00% 202614	1,360	1,427
Fannie Mae Pool #AJ9387 3.00% 202614	4	4
Fannie Mae Pool #AI6180 4.00% 202614	107	114
Fannie Mae Pool #AH6941 4.00% 202614	5	5
Fannie Mae Pool #888204 6.00% 202614	401	446
Fannie Mae Pool #MA3190 3.00% 202714	9,392	9,877
Fannie Mae Pool #MA2939 3.00% 202714	3,994	4,190
Fannie Mae Pool #MA2883 3.00% 202714	2,065	2,167
Fannie Mae Pool #MA2973 3.00% 202714	418	439
Fannie Mae Pool #AL5603 3.00% 202714	384	404
Fannie Mae Pool #MA3159 3.00% 202714	150	158
Fannie Mae Pool #MA1035 3.00% 202714	89	94
Fannie Mae Pool #AK5169 3.00% 202714	53	56
Fannie Mae Pool #AL2940 3.50% 202714	352	374
Fannie Mae Pool #BM4533 4.00% 202714	1,693	1,794
Fannie Mae Pool #BM3266 3.00% 202814	30,402	31,893
Fannie Mae Pool #MA3250 3.00% 202814	2,123	2,228
Fannie Mae Pool #MA3407 3.00% 202814	476	501
Fannie Mae Pool #AL4693 3.00% 202814	16	17
Fannie Mae Pool #AU6794 3.00% 202814	6	7
Fannie Mae Pool #MA3345 3.50% 202814	137	143
Fannie Mae Pool #AL8241 3.00% 202914	379	398
Fannie Mae Pool #AL8347 4.00% 202914	521	552
Fannie Mae Pool #BM4299 3.00% 203014	74,473	78,161
Fannie Mae Pool #BM1231 3.50% 203114	358	378
Fannie Mae Pool #890805 4.00% 203114	625	662
Fannie Mae Pool #BH6932 3.00% 203214	729	765
Fannie Mae Pool #BO9972 3.00% 203314	5,651	5,945
Fannie Mae Pool #BJ5674 3.00% 203314	462	485
Fannie Mae Pool #MA3283 3.00% 203314	34	36
Fannie Mae Pool #BK6720 3.00% 203314	25	26
Fannie Mae Pool #MA3438 3.50% 203314	3,640	3,818
Fannie Mae Pool #MA3489 3.50% 203314	72	76
Fannie Mae Pool #MA3541 4.00% 203314	464	491
Fannie Mae Pool #BJ6249 4.00% 203314	233	252
Fannie Mae Pool #BM5494 4.00% 203314	233	247
Fannie Mae Pool #254767 5.50% 203314	181	212
Fannie Mae Pool #BP0033 2.50% 203414	5,402	5,673
Fannie Mae Pool #BO7771 2.50% 203414	3,012	3,164
Fannie Mae Pool #CA4891 3.00% 203414	13,153	13,812
Fannie Mae Pool #CA4490 3.50% 203414	4,368	4,582
Fannie Mae Pool #FM1946 3.50% 203414	711	746
Fannie Mae Pool #MA3682 3.50% 203414	679	712
Fannie Mae Pool #MA3611 4.00% 203414	215	227
Fannie Mae Pool #BN1085 4.00% 203414	20	22

The Income Fund of America — Page 30 of 42

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA4053 2.50% 203514	$652,707	$685,559
Fannie Mae Pool #MA3955 2.50% 203514	70,056	73,575
Fannie Mae Pool #MA3956 3.00% 203514	228,571	240,249
Fannie Mae Pool #MA3985 3.00% 203514	48,004	50,451
Fannie Mae Pool #735228 5.50% 203514	163	190
Fannie Mae Pool #AS8554 3.00% 203614	28,526	30,346
Fannie Mae Pool #BE4703 3.00% 203614	901	965
Fannie Mae Pool #888795 5.50% 203614	1,023	1,189
Fannie Mae Pool #256308 6.00% 203614	282	332
Fannie Mae Pool #878099 6.00% 203614	214	247
Fannie Mae Pool #880426 6.00% 203614	64	71
Fannie Mae Pool #888637 6.00% 203714	1,726	2,030
Fannie Mae Pool #950991 6.00% 203714	575	659
Fannie Mae Pool #936999 6.00% 203714	499	568
Fannie Mae Pool #941315 6.50% 203714	122	142
Fannie Mae Pool #945832 6.50% 203714	96	114
Fannie Mae Pool #995674 6.00% 203814	1,026	1,206
Fannie Mae Pool #929964 6.00% 203814	561	656
Fannie Mae Pool #AE0967 3.50% 203914	158	171
Fannie Mae Pool #932274 4.50% 203914	10,001	11,123
Fannie Mae Pool #AC0479 6.00% 203914	316	360
Fannie Mae Pool #AE0443 6.50% 203914	193	226
Fannie Mae Pool #AE4483 4.00% 204014	2,576	2,817
Fannie Mae Pool #AE8073 4.00% 204014	208	232
Fannie Mae Pool #AE9377 4.50% 204014	17	18
Fannie Mae Pool #AH0861 4.50% 204014	8	9
Fannie Mae Pool #AD4927 5.00% 204014	2,766	3,183
Fannie Mae Pool #AE0828 3.50% 204114	83	90
Fannie Mae Pool #AB4050 4.00% 204114	335	373
Fannie Mae Pool #AJ4189 4.00% 204114	221	247
Fannie Mae Pool #AJ4154 4.00% 204114	206	230
Fannie Mae Pool #AJ0257 4.00% 204114	87	98
Fannie Mae Pool #AB2470 4.50% 204114	72	79
Fannie Mae Pool #AI8482 5.00% 204114	176	200
Fannie Mae Pool #AI5571 5.00% 204114	144	163
Fannie Mae Pool #AI4836 5.00% 204114	135	152
Fannie Mae Pool #AI3422 5.00% 204114	117	131
Fannie Mae Pool #AB5377 3.50% 204214	23,179	25,408
Fannie Mae Pool #AO9140 3.50% 204214	8,694	9,434
Fannie Mae Pool #AL2745 4.00% 204214	1,663	1,856
Fannie Mae Pool #890407 4.00% 204214	557	622
Fannie Mae Pool #AU3742 3.50% 204314	16,167	17,618
Fannie Mae Pool #AU8813 4.00% 204314	2,304	2,618
Fannie Mae Pool #AU9348 4.00% 204314	1,636	1,859
Fannie Mae Pool #AU9350 4.00% 204314	1,424	1,592
Fannie Mae Pool #AX2572 4.00% 204414	19,888	21,751
Fannie Mae Pool #AL8354 3.50% 204514	9,535	10,482
Fannie Mae Pool #BC4764 3.00% 204614	49,474	52,598
Fannie Mae Pool #BC0157 3.50% 204614	41,800	45,786
Fannie Mae Pool #AL8522 3.50% 204614	19,130	21,031
Fannie Mae Pool #BF0302 3.00% 204714	18,618	19,821
Fannie Mae Pool #BH4084 3.50% 204714	6,416	6,795
Fannie Mae Pool #CA0487 3.50% 204714	3,157	3,330
Fannie Mae Pool #BM3065 3.50% 204714	1,438	1,524

The Income Fund of America — Page 31 of 42

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CA0770 3.50% 204714	$912	$969
Fannie Mae Pool #BH7772 3.50% 204714	707	748
Fannie Mae Pool #AS9454 4.00% 204714	25,945	27,690
Fannie Mae Pool #MA3121 4.00% 204714	9,055	9,657
Fannie Mae Pool #BM4413 4.50% 204714	10,671	11,500
Fannie Mae Pool #947661 6.50% 204714	226	243
Fannie Mae Pool #953823 7.00% 204714	271	314
Fannie Mae Pool #947554 7.00% 204714	139	162
Fannie Mae Pool #920015 7.00% 204714	82	95
Fannie Mae Pool #257036 7.00% 204714	17	20
Fannie Mae Pool #BF0293 3.00% 204814	19,816	21,252
Fannie Mae Pool #BF0318 3.50% 204814	20,046	21,524
Fannie Mae Pool #BJ3775 3.50% 204814	15,357	16,284
Fannie Mae Pool #BM4703 3.50% 204814	764	809
Fannie Mae Pool #MA3415 4.00% 204814	80,485	85,468
Fannie Mae Pool #FM1784 4.00% 204814	21,699	23,520
Fannie Mae Pool #MA3357 4.00% 204814	17,058	18,096
Fannie Mae Pool #MA3306 4.00% 204814	16,108	17,148
Fannie Mae Pool #CA1542 4.00% 204814	14,863	16,291
Fannie Mae Pool #BK0920 4.00% 204814	4,584	4,864
Fannie Mae Pool #MA3384 4.00% 204814	3,011	3,193
Fannie Mae Pool #BJ9252 4.00% 204814	1,317	1,399
Fannie Mae Pool #BK4764 4.00% 204814	1,099	1,166
Fannie Mae Pool #BK0915 4.00% 204814	410	435
Fannie Mae Pool #CA2056 4.50% 204814	1,410	1,517
Fannie Mae Pool #CA2493 4.50% 204814	25	27
Fannie Mae Pool #CA4534 3.00% 204914	66,891	72,225
Fannie Mae Pool #CA4756 3.00% 204914	59,452	64,194
Fannie Mae Pool #CA3807 3.00% 204914	3,339	3,631
Fannie Mae Pool #CA3806 3.00% 204914	1,712	1,870
Fannie Mae Pool #CA4156 3.50% 204914	205,333	222,143
Fannie Mae Pool #CA4804 3.50% 204914	78,196	84,386
Fannie Mae Pool #CA4112 3.50% 204914	75,214	83,099
Fannie Mae Pool #CA3814 3.50% 204914	67,681	74,776
Fannie Mae Pool #CA4802 3.50% 204914	56,927	62,551
Fannie Mae Pool #FM2092 3.50% 204914	39,242	42,740
Fannie Mae Pool #FM1954 3.50% 204914	12,698	13,636
Fannie Mae Pool #FM1589 3.50% 204914	8,351	8,974
Fannie Mae Pool #CA3976 4.00% 204914	163,701	178,156
Fannie Mae Pool #CA3184 4.00% 204914	28,850	31,051
Fannie Mae Pool #CA4432 4.00% 204914	15,511	16,880
Fannie Mae Pool #FM1668 4.00% 204914	10,233	11,123
Fannie Mae Pool #CA3084 4.00% 204914	339	360
Fannie Mae Pool #FM0077 3.00% 205014	73,174	78,029
Fannie Mae Pool #BF0167 3.00% 205714	1,295	1,395
Fannie Mae Pool #BF0264 3.50% 205814	22,477	24,528
Fannie Mae Pool #BF0332 3.00% 205914	117,201	126,201
Fannie Mae, Series 2001-4, Class NA, 9.013% 202511,14	—7	—7
Fannie Mae, Series 2001-4, Class GA, 9.108% 202511,14	3	3
Fannie Mae, Series 2001-20, Class E, 9.50% 203111,14	1	1
Fannie Mae, Series 2007-33, Class HE, 5.50% 203714	1,778	2,093
Fannie Mae, Series 2007-24, Class P, 6.00% 203714	821	982
Fannie Mae, Series 2001-T10, Class A1, 7.00% 204114	173	206
Fannie Mae, Series 2001-50, Class BA, 7.00% 204114	158	183

The Income Fund of America — Page 32 of 42

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 2002-W3, Class A5, 7.50% 204114	$120	$146
Fannie Mae, Series 2002-W1, Class 2A, 5.552% 204211,14	339	381
Fannie Mae, Series 2012-M14, Class A2, Multi Family, 2.301% 202211,14	2,654	2,724
Fannie Mae, Series 2012-M9, Class A2, Multi Family, 2.482% 202214	5,591	5,708
Fannie Mae, Series 2012-M5, Class A2, Multi Family, 2.715% 202214	3,852	3,943
Fannie Mae, Series 2013-M14, Class A2, Multi Family, 3.329% 202311,14	6,372	6,809
Fannie Mae, Series 2014-M2, Class A2, Multi Family, 3.513% 202311,14	7,149	7,768
Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 202411,14	7,675	8,349
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.488% 202411,14	7,216	7,831
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.483% 202611,14	16,665	18,211
Freddie Mac Pool #ZS8443 3.00% 202614	66	69
Freddie Mac Pool #ZK3536 3.50% 202614	17	18
Freddie Mac Pool #ZS6739 3.50% 202614	14	14
Freddie Mac Pool #ZK7580 3.00% 202714	1,179	1,248
Freddie Mac Pool #ZS7297 3.00% 202714	9	10
Freddie Mac Pool #ZS7102 3.00% 202814	6,349	6,676
Freddie Mac Pool #ZK7590 3.00% 202914	25,064	26,399
Freddie Mac Pool #ZK7593 3.00% 202914	20,242	21,357
Freddie Mac Pool #ZS7386 3.50% 203014	18	19
Freddie Mac Pool #SB0084 3.00% 203214	111,020	117,624
Freddie Mac Pool #SB0009 3.00% 203214	28,726	30,158
Freddie Mac Pool #J38004 3.00% 203214	1,352	1,445
Freddie Mac Pool #SB0023 3.00% 203314	6,498	6,819
Freddie Mac Pool #ZS8715 3.00% 203314	916	961
Freddie Mac Pool #ZS8710 3.00% 203314	891	935
Freddie Mac Pool #ZS8102 3.00% 203314	824	865
Freddie Mac Pool #G18695 3.00% 203314	620	651
Freddie Mac Pool #ZK9250 3.00% 203314	516	542
Freddie Mac Pool #ZS8009 3.00% 203314	150	158
Freddie Mac Pool #J38387 3.00% 203314	59	62
Freddie Mac Pool #G18713 3.50% 203314	4,143	4,348
Freddie Mac Pool #ZS8716 3.50% 203314	866	908
Freddie Mac Pool #ZS8705 3.50% 203314	295	310
Freddie Mac Pool #ZT0717 3.50% 203314	173	182
Freddie Mac Pool #ZS8711 3.50% 203314	22	23
Freddie Mac Pool #ZT1872 3.50% 203414	2,002	2,102
Freddie Mac Pool #ZT1799 3.50% 203414	609	639
Freddie Mac Pool #G04805 4.50% 203514	5,008	5,474
Freddie Mac Pool #K93766 3.00% 203614	628	673
Freddie Mac Pool #K93772 3.00% 203614	534	576
Freddie Mac Pool #G04553 6.50% 203814	491	557
Freddie Mac Pool #G08353 4.50% 203914	454	505
Freddie Mac Pool #A87892 5.00% 203914	874	1,004
Freddie Mac Pool #A87873 5.00% 203914	451	518
Freddie Mac Pool #G05937 4.50% 204014	11,004	12,226
Freddie Mac Pool #A97342 4.00% 204114	760	821
Freddie Mac Pool #Q02676 4.50% 204114	1,007	1,121
Freddie Mac Pool #Q02849 4.50% 204114	835	923
Freddie Mac Pool #Q01746 4.50% 204114	726	800
Freddie Mac Pool #A96488 5.00% 204114	58	66
Freddie Mac Pool #G07221 4.50% 204214	1,628	1,811
Freddie Mac Pool #G07189 4.50% 204214	991	1,102
Freddie Mac Pool #Q23190 4.00% 204314	2,968	3,318
Freddie Mac Pool #Q23185 4.00% 204314	1,840	2,091

The Income Fund of America — Page 33 of 42

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #Z40130 3.00% 204614	$8,536	$9,369
Freddie Mac Pool #G60559 4.00% 204614	13,869	15,105
Freddie Mac Pool #V82662 4.00% 204614	11,426	12,445
Freddie Mac Pool #Q44400 4.00% 204614	8,339	9,004
Freddie Mac Pool #Q41909 4.50% 204614	5,975	6,473
Freddie Mac Pool #Q41090 4.50% 204614	2,022	2,191
Freddie Mac Pool #G61733 3.00% 204714	10,966	11,924
Freddie Mac Pool #Q50029 3.50% 204714	24,747	26,197
Freddie Mac Pool #Q52216 3.50% 204714	17,843	18,932
Freddie Mac Pool #G08792 3.50% 204714	17,177	18,190
Freddie Mac Pool #G08757 3.50% 204714	13,367	14,156
Freddie Mac Pool #G61161 3.50% 204714	4,874	5,201
Freddie Mac Pool #Q52157 3.50% 204714	1,228	1,301
Freddie Mac Pool #G08793 4.00% 204714	20,943	22,345
Freddie Mac Pool #G61628 3.50% 204814	1,637	1,781
Freddie Mac Pool #SI2002 4.00% 204814	5,787	6,156
Freddie Mac Pool #G08805 4.00% 204814	3,249	3,470
Freddie Mac Pool #SD0045 4.50% 204814	40,447	44,729
Freddie Mac Pool #Q63663 3.00% 204914	11,935	12,922
Freddie Mac Pool #QA5125 3.50% 204914	38,323	42,109
Freddie Mac Pool #SD7508 3.50% 204914	30,625	33,650
Freddie Mac Pool #SD7503 3.50% 204914	9,087	9,777
Freddie Mac Pool #RA1744 4.00% 204914	77,209	84,027
Freddie Mac Pool #ZA6269 4.50% 204914	1,322	1,420
Freddie Mac Pool #ZA7009 4.50% 204914	971	1,044
Freddie Mac Pool #ZN3568 4.50% 204914	27	29
Freddie Mac Pool #RA2596 2.50% 205014	21,708	23,163
Freddie Mac Pool #RA1914 3.00% 205014	57,694	61,788
Freddie Mac Pool #RA2020 3.00% 205014	13,525	14,485
Freddie Mac, Series 3257, Class PA, 5.50% 203614	1,727	2,028
Freddie Mac, Series 3286, Class JN, 5.50% 203714	1,387	1,564
Freddie Mac, Series 3318, Class JT, 5.50% 203714	823	940
Freddie Mac, Series K036, Class A1, Multi Family, 2.777% 202314	4,967	5,132
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 202511,14	5,913	6,694
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 202614	11,055	12,411
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 202714	6,340	7,257
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 202714	7,695	8,880
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 202814	4,164	5,042
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 205611,14	12,641	13,579
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 205614	12,443	13,417
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 205611,14	12,108	13,011
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 205614	1,528	1,649
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 205611,14	12,022	13,040
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 205711,14	2,941	3,238
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 205714	2,394	2,710
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 205714	6,157	6,921
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 205814	14,937	16,382
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 205914	8,552	9,242
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 202814	4,181	4,575
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 203014	19,252	20,077
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 203014	3,140	3,321
Government National Mortgage Assn. 4.00% 204814	16,567	17,737
Government National Mortgage Assn. 4.00% 204814	14,057	15,065
Government National Mortgage Assn. 4.00% 204814	4,185	4,614

The Income Fund of America — Page 34 of 42

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.50% 204914	$10,557	$11,294
Government National Mortgage Assn. 2.50% 205014,15	135,000	142,277
Government National Mortgage Assn. 3.00% 205014,15	60,000	63,217
Government National Mortgage Assn. 3.50% 205014	103,758	109,390
Government National Mortgage Assn. 4.00% 205014,15	5,111	5,427
Government National Mortgage Assn. 4.00% 205014	4,259	4,527
Government National Mortgage Assn. 4.50% 205014,15	32,439	34,677
Government National Mortgage Assn. Pool #783687 4.50% 204114	573	618
Government National Mortgage Assn. Pool #MA5931 4.00% 204914	132,223	140,658
Government National Mortgage Assn. Pool #MA5876 4.00% 204914	24,893	26,423
Government National Mortgage Assn. Pool #MA5986 4.00% 204914	17,598	18,733
Government National Mortgage Assn. Pool #MA6092 4.50% 204914	24,181	25,813
Government National Mortgage Assn. Pool #MA6410 3.50% 205014	19,177	20,176
Uniform Mortgage-Backed Security 2.00% 203514,15	2,655,650	2,758,764
Uniform Mortgage-Backed Security 2.00% 203514,15	475,000	492,553
Uniform Mortgage-Backed Security 2.50% 203514,15	1,553,634	1,628,524
Uniform Mortgage-Backed Security 3.00% 203514,15	374,286	392,825
Uniform Mortgage-Backed Security 3.00% 203514,15	12,373	12,981
Uniform Mortgage-Backed Security 2.00% 205014,15	241,716	249,492
Uniform Mortgage-Backed Security 2.00% 205014,15	225,725	233,537
Uniform Mortgage-Backed Security 3.00% 205014,15	17,354	18,320
Uniform Mortgage-Backed Security 3.50% 205014,15	48,000	50,617
Uniform Mortgage-Backed Security 4.00% 205014,15	129,271	137,330
Uniform Mortgage-Backed Security 4.50% 205014,15	9,600	10,322
		10,668,311
Collateralized mortgage-backed obligations (privately originated) 0.13%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 20486,11,14	8,677	8,953
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 20556,14	1,405	1,411
Bellemeade Re Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 1.772% 20296,11,14	10,160	9,954
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 20596,11,14	4,416	4,572
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A1, 3.613% 20486,11,14	1,674	1,726
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A3, 3.919% 20486,11,14	2,494	2,550
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M1, 2.572% 20296,11,14	4,293	4,341
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M2, 2.863% 20296,11,14	1,045	1,059
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M3, 3.257% 20296,11,14	535	530
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 20686,11,14	2,370	2,479
Citigroup Mortgage Loan Trust Inc, Series 2020-EXP1, Class A1A, 1.804% 20606,11,14	4,560	4,596
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2A5, 5.50% 203514	2,374	1,925
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3A1, 3.223% 204711,14	1,781	1,547
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.2569% 20372,6,14	10,960	11,298
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 203414	501	527
Finance of America HECM Buyout, Series 2019-HB1, Class M1, 2.105% 20306,11,14	3,100	3,126
Finance of America HECM Buyout, Series 2020-HB1, Class M2, 2.389% 20306,11,14	1,000	980
Finance of America HECM Buyout, Series 2020-HB1, Class M3, 2.723% 20306,11,14	507	487
Finance of America HECM Buyout, Series 2019-AB1, Class A, 2.6562% 20496,14	1,358	1,358
Finance of America HECM Buyout, Series 2019-AB1, Class M1, 3.50% 20496,14	4,007	4,023
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 20696,14	11,244	12,116
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 20696,14	10,948	11,896
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2A1, 3.547% 203611,14	2,612	2,350
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 205014	560	635
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, 3.50% 20506,11,14	3,867	3,995
JPMorgan Mortgage Trust, Series 2019-INV3, Class A13, 3.50% 20506,11,14	1,105	1,143
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, 3.50% 20506,11,14	1,055	1,091

The Income Fund of America — Page 35 of 42

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 20596,11,14	$3,802	$3,789
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 20596,11,14	2,112	2,149
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.922% 20526,11,14	3,501	3,496
Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 20496,11,14	2,471	2,568
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 20486,11,14	4,207	4,324
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class A1, 3.468% 20496,11,14	3,161	3,246
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class A3, 3.754% 20496,11,14	4,089	4,073
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6A, 3.608% 203611,14	1,778	1,463
Towd Point Mortgage Trust, Series 2019-SJ1, Class A1, 3.75% 20586,11,14	1,334	1,349
		127,125
Commercial mortgage-backed securities 0.09%
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 205214	240	283
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 205214	1,810	2,153
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 206114	2,403	2,741
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 206114	310	350
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 206114	480	553
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 206111,14	5,772	6,898
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 206314	3,772	4,085
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.2317% 205214	5,996	7,263
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 205314	3,146	3,375
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 205311,14	1,844	2,271
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 204914	500	548
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 204914	1,440	1,607
Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922% 20456,14	925	935
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 20466,11,14	668	692
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 204714	800	864
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.579% 204811,14	437	425
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 205011,14	650	672
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 204914	400	433
GS Mortgage Securities Corp. II, Series 2011-GC5, Class B, 5.388% 20446,11,14	1,134	1,114
GS Mortgage Securities Corp. II, Series 2017-GS7, Class A4, 3.43% 205014	940	1,063
GS Mortgage Securities Corp. II, Series 2020-GC47, Class A5, 2.3772% 205314	11,815	12,677
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 205214	240	283
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.0793% 204714	7,735	8,471
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 205014	1,510	1,725
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class A, 3.735% 20316,14	1,850	1,934
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 204911,14	4,810	5,470
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20266,14	1,447	1,420
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 204714	4,811	5,212
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 204814	960	1,042
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 204914	580	656
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 20296,14	6,370	6,482
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 204814	1,550	1,720
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.698% 204911,14	446	418
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A-4, 3.789% 204814	5,775	6,379
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.102% 204811,14	470	448
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class B, 2.967% 204914	750	724
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 204914	285	307
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 204914	6,015	6,852
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 205214	2,405	2,729

The Income Fund of America — Page 36 of 42

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 205914	$500	$556
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 206014	480	540
		104,370
Total mortgage-backed obligations		10,899,806
U.S. Treasury bonds & notes 2.70% U.S. Treasury 2.15%
U.S. Treasury 1.375% 2021	94,000	94,586
U.S. Treasury 2.25% 2021	100,000	101,582
U.S. Treasury 2.625% 2021	100,000	102,371
U.S. Treasury 2.75% 2021	20,000	20,587
U.S. Treasury 0.125% 2022	125,000	125,026
U.S. Treasury 1.375% 2022	50,000	50,939
U.S. Treasury 2.125% 2022	28,000	29,352
U.S. Treasury 1.625% 2023	21,000	21,867
U.S. Treasury 2.375% 2023	10,000	10,561
U.S. Treasury 2.75% 2023	101,300	109,245
U.S. Treasury 2.75% 2023	10,000	10,720
U.S. Treasury 6.25% 2023	14,000	16,603
U.S. Treasury 1.75% 2024	20,000	21,238
U.S. Treasury 2.125% 2024	10,000	10,720
U.S. Treasury 0.25% 2025	506,775	507,667
U.S. Treasury 0.375% 2025	273,300	275,519
U.S. Treasury 2.00% 202516	159,000	173,097
U.S. Treasury 1.625% 2026	30,000	32,224
U.S. Treasury 1.625% 2026	20,000	21,602
U.S. Treasury 0.50% 2027	103,600	104,442
U.S. Treasury 2.875% 2028	28,000	33,232
U.S. Treasury 2.625% 2029	19,000	22,417
U.S. Treasury 0.625% 2030	174,770	176,203
U.S. Treasury 1.50% 2030	56,651	61,831
U.S. Treasury 2.875% 2046	27,970	38,799
U.S. Treasury 2.875% 2049	60,000	84,849
U.S. Treasury 2.00% 2050	57,247	68,767
		2,326,046
U.S. Treasury inflation-protected securities 0.55%
U.S. Treasury Inflation-Protected Security 0.625% 202417	65,930	70,150
U.S. Treasury Inflation-Protected Security 0.25% 202917	12,579	14,104
U.S. Treasury Inflation-Protected Security 1.00% 204817	50,947	72,358
U.S. Treasury Inflation-Protected Security 1.00% 204916,17	249,888	359,515
U.S. Treasury Inflation-Protected Security 0.25% 205017	68,812	84,115
		600,242
Total U.S. Treasury bonds & notes		2,926,288
Municipals 0.32% Illinois 0.32%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	53,770	55,598
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029	28,045	29,300
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	11,385	11,869
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2011-A, 5.50% 2039	910	927
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2015-C, 5.25% 2039	2,630	2,754

The Income Fund of America — Page 37 of 42

Bonds, notes & other debt instruments (continued) Municipals (continued) Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2026	$2,440	$2,722
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2030	4,880	5,418
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2034	1,085	1,195
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 2031	2,170	2,404
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 2044	2,990	3,237
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2036	2,170	2,374
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2046	8,615	9,307
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2026	1,630	1,818
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2028	1,900	2,268
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2029	950	1,129
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2029	540	610
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2030	540	638
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2030	540	607
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2031	1,085	1,275
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2032	1,085	1,267
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2033	540	628
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2034	620	690
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2028	2,415	2,882
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2029	1,630	1,937
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 2031	1,085	749
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2011-A, 5.00% 2041	1,470	1,486
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 2042	4,155	4,235
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2016-A, 7.00% 2044	800	943
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	10,090	10,221
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	156,480	164,306
G.O. Bonds, Series 2013-B, 4.91% 2027	3,230	3,307
G.O. Bonds, Series 2019-A, 4.00% 2023	12,000	12,132
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	4,560	5,145
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	595	629

The Income Fund of America — Page 38 of 42

Bonds, notes & other debt instruments (continued) Municipals (continued) Illinois (continued)	Principal amount (000)	Value (000)
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 6.725% 2035	$4,500	$5,110
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 7.35% 2035	1,020	1,191
		352,308
Asset-backed obligations 0.31%
Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 20246,14	2,880	2,915
Aesop Funding LLC, Series 2018-1A, Class A, 3.70% 20246,14	1,671	1,699
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 202514	450	460
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 20606,14	26,637	26,959
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 20606,14	6,653	6,725
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 20606,14	8,972	9,098
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 20606,14	980	992
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 20226,11,14	2,165	2,199
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 20246,14	1,040	1,063
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 20256,14	1,040	1,054
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 20256,14	1,575	1,591
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 20256,14	3,805	3,896
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 20296,14	2,223	2,266
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 0.315% 203711,14	568	539
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 0.325% 203711,14	1,035	988
Drive Auto Receivables Trust, Series 2019-2, Class B, 3.17% 202314	3,375	3,425
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 202514	15,145	15,509
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 202514	6,350	6,561
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 202614	12,390	12,718
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 20256,14	1,100	1,116
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 20256,14	2,395	2,418
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 20256,14	3,205	3,278
Drivetime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 20256,14	5,950	6,082
Exeter Automobile Receivables Trust, Series 2019-2A, Class B, 3.06% 20236,14	4,490	4,542
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 20246,14	7,000	7,131
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 20246,14	3,570	3,669
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 20256,14	7,000	7,136
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 20256,14	8,000	8,245
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 20286,14	9,500	9,795
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 20306,14	10,105	10,789
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 20306,14	9,000	9,736
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 20316,14	37,911	39,301
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 20316,14	11,060	11,858
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 20376,14	3,636	3,651
GM Financial Automobile Leasing Trust, Series 2020-2, Class B, 1.56% 202414	834	847
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56% 202414	696	721
GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.21% 202414	984	1,012
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class C, 2.77% 202314	605	617
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2017-2A, Class A, 3.29% 20236,14	2,170	2,177
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-1A, Class A, 3.29% 20246,14	3,485	3,492
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-3A, Class A, 4.03% 20246,14	1,258	1,263
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 20256,14	2,763	2,769
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 20246,14	3,060	3,115
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 20256,14	1,895	1,935
Santander Drive Auto Receivables Trust, Series 2020-1, Class B, 3.03% 202414	4,138	4,337
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 202514	4,350	4,479
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 202514	21,000	22,513

The Income Fund of America — Page 39 of 42

Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Social Professional Loan Program LLC, Series 2015-D, Class A2, 2.72% 20366,14	$1,436	$1,461
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 1.305% 20256,11,14	2,118	2,111
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 20386,14	5,683	5,735
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 20396,14	1,380	1,382
TAL Advantage V LLC, Series 2017-1A, Class A, 4.50% 20426,14	3,582	3,641
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 20336,14	6,235	6,411
Triton Container Finance LLC, Series 2017-1A, Class A, 3.52% 20426,14	3,623	3,629
World Financial Network Credit Card Master Note Trust, Series 2018-B, Class A, 3.46% 202514	9,025	9,281
World Financial Network Credit Card Master Note Trust, Series 2019-C, Class A, 2.21% 202614	28,000	28,655
		340,987
Bonds & notes of governments & government agencies outside the U.S. 0.08%
Abu Dhabi (Emirate of) 2.50% 20256	23,000	24,610
Abu Dhabi (Emirate of) 3.125% 20306	23,000	26,018
Abu Dhabi (Emirate of) 3.875% 20506	15,700	19,959
CPPIB Capital Inc. 2.375% 20216	8,000	8,084
PT Indonesia Asahan Aluminium Tbk 4.75% 20256	3,060	3,370
PT Indonesia Asahan Aluminium Tbk 5.45% 20306	790	937
PT Indonesia Asahan Aluminium Tbk 5.80% 20506	2,310	2,866
		85,844
Federal agency bonds & notes 0.04%
Fannie Mae 6.25% 2029	32,000	46,640
Total bonds, notes & other debt instruments (cost: $29,444,214,000)		30,392,223
Short-term securities 9.03% Money market investments 9.03%	Shares
Capital Group Central Cash Fund 0.16%1,18	97,997,056	9,800,686
Total short-term securities (cost: $9,799,263,000)		9,800,686
Total investment securities 105.29% (cost: $95,672,345,000)		114,231,156
Other assets less liabilities (5.29)%		(5,734,871)
Net assets 100.00%		$108,496,285

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount19 (000)	Value at 7/31/202020 (000)	Unrealized appreciation (depreciation) at 7/31/2020 (000)
2 Year U.S. Treasury Note Futures	Long	1,398	October 2020	$279,600	$308,936	$267
5 Year U.S. Treasury Note Futures	Long	31,165	October 2020	3,116,500	3,930,686	22,744
10 Year U.S. Treasury Note Futures	Long	2,779	September 2020	277,900	389,277	2,948
10 Year Ultra U.S. Treasury Note Futures	Short	9,815	September 2020	(981,500)	(1,563,039)	(19,615)
30 Year Ultra U.S. Treasury Bond Futures	Long	366	September 2020	36,600	83,334	895
						$7,239

The Income Fund of America — Page 40 of 42

1	Affiliate of the fund or part of the same group of investment companies as the fund, in each case as defined under the Investment Company Act of 1940.
2	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $101,240,000, which represented .09% of the net assets of the fund.
3	Value determined using significant unobservable inputs.
4	Security did not produce income during the last 12 months.
5	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
6	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $7,163,835,000, which represented 6.60% of the net assets of the fund.
7	Amount less than one thousand.
8	Security has been authorized but has not yet been issued.
9	Step bond; coupon rate may change at a later date.
10	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $319,907,000, which represented .29% of the net assets of the fund.
11	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
12	Scheduled interest and/or principal payment was not received.
13	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
14	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
15	Purchased on a TBA basis.
16	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $12,070,000, which represented .01% of the net assets of the fund.
17	Index-linked bond whose principal amount moves with a government price index.
18	Rate represents the seven-day yield at 7/31/2020.
19	Notional amount is calculated based on the number of contracts and notional contract size.
20	Value is calculated based on the notional amount and current market price.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare Inc.	11/26/2014	$19,660	$28,245.02%
Ascent Resources - Utica, LLC, Class A	4/25/2016-11/15/2016	56,848	22,043.02
Advanz Pharma Corp. Ltd.	8/31/2018	12,176	3,174.00
Total private placement securities		$88,684	$53,462.04%

Key to abbreviations and symbol
ADR = American Depositary Receipts
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
G.O. = General Obligation
ICE = Intercontinental Exchange, Inc.
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD/$ = U.S. dollars

The Income Fund of America — Page 41 of 42

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

American Funds Distributors, Inc., member FINRA.

© 2020 Capital Group. All rights reserved.

MFGEFP4-006-0920O-S78105	The Income Fund of America — Page 42 of 42

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON INVESTMENT PORTFOLIO

To the Shareholders and Board of Trustees of The Income Fund of America:

Opinion on the Investment Portfolio

We have audited the accompanying investment portfolio of The Income Fund of America (the “Fund”), as of July 31, 2020, and the related notes (“investment portfolio”) (included in Item 6 of this Form N-CSR). In our opinion, the investment portfolio presents fairly, in all material respects, the investments in securities of the Fund as of July 31, 2020, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

The investment portfolio is the responsibility of the Fund’s management. Our responsibility is to express an opinion on the investment portfolio based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the investment portfolio is free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the investment portfolio, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the investment portfolio. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the investment portfolio. We believe that our audit provides a reasonable basis for our opinion.

Costa Mesa, California

September 9, 2020

We have served as the auditor of one or more American Funds investment companies since 1956.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INCOME FUND OF AMERICA

By __/s/ Donald H. Rolfe________________
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: September 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Donald H. Rolfe_____________
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: September 30, 2020

By ___/s/ Hong T. Le__________________
Hong T. Le, Treasurer and Principal Financial Officer

Date: September 30, 2020